Annual Report June 30, 2002

                                                                          NUVEEN
                                                            MUNICIPAL CLOSED-END
                                                                 EXCHANGE-TRADED
                                                                           FUNDS


NEW JERSEY
NQJ
NNJ
NXJ
NUJ

PENNSYLVANIA
NQP
NPY
NXM
NVY





[photo of: woman and child on bikes]



[photo of: 2 women and child]



                                                                     Dependable,
                                                                 tax-free income
                                                                         because
                                                         it's not what you earn,
                                                          it's what you keep.(R)

THE NUVEEN
INVESTOR
See Page 13


                                                        Logo: NUVEEN Investments

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



   Photo of: Timothy R. Schwertfeger
   Chairman of the Board

Sidebar text: "I urge you to consider receiving future Fund reports and other information electronically ...see the inside front cover of this report for detailed instructions."

Dear Shareholder

I am pleased to report that during the period covered by this report, your Fund continued to seek to meet its primary objective of providing attractive monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only
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report for detailed instructions.

In addition to providing you with tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

   /s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

August 15, 2002

Nuveen New Jersey and Pennsylvania Municipal Closed-End Exchange-Traded Funds (NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM, NVY)

Portfolio Managers' Comments

Portfolio managers Tom Spalding and Tom O'Shaughnessy review economic and market conditions, key strategies, and recent Fund performance. A 25-year veteran of Nuveen, Tom Spalding assumed portfolio management responsibility for NQJ, NNJ and NXJ in March 2001, and for NUJ upon its inception in 2002. Tom O'Shaughnessy, who has been with Nuveen since 1983, has managed NQP since 1991, NPY since 1995, NXM since its inception in 2001 and NVY since its inception in 2002.



WHAT FACTORS HAD THE GREATEST INFLUENCE ON THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

The two major forces at work during the twelve months ended June 30, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive easing of short-term interest rates. In addition, the events of September 11, 2001, and the uncertain geopolitical climate that followed also impacted the economy and the markets.

In the municipal markets, the generally sluggish economic environment of the past twelve months helped many bonds perform well. In addition, the trend toward increased issuance remained strong. Looking at the first six months of 2002, Pennsylvania had an 18.9% growth in new issue supply when compared with the same period in 2001. New Jersey issuance also increased relative to 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as property/ casualty insurance companies, also have been active buyers.


HOW WAS THE ECONOMIC AND MARKET ENVIRONMENT IN NEW JERSEY AND PENNSYLVANIA?

During the first half of 2002, New Jersey's economy matched the sluggish national picture. Overall, the state saw its unemployment number rise to 5.6% in June 2002 from 4.2% one year earlier. Many expect the New Jersey economy to begin a recovery in the last half of 2002, but some suggest that collection of income and sales taxes may continue to slow, and the state may experience a budget deficit for an indefinite period. While most observers like the state's longer term prospects, New Jersey's credit quality rating was lowered recently by Standard & Poor's to AA- from AA+.

Pennsylvania also has seen a slowdown in economic activity over the past year. Unemployment had reached 5.3% in June 2002, compared with 4.7% in 2001. Reduced manufacturing activity has had an impact on the retail and service sectors. While Pennsylvania's highly skilled workforce represents a strong base for future growth, aging demographics and a relatively low concentration of high-growth industries could limit Pennsylvania's prospects in the intermediate term.


HOW DID THE NUVEEN FUNDS FOR NEW JERSEY AND PENNSYLVANIA PERFORM OVER THE PAST TWELVE MONTHS?

For the fiscal year ended June 30, 2002, the four older Nuveen Closed-End Exchange-Traded Funds covered in this report produced total annual returns on Common share net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Municipal Bond Index1 and relevant Lipper Peer Groups2 are also presented.

                        TOTAL RETURN        LEHMAN     LIPPER
            MARKET YIELD     ON NAV  TOTAL RETURN1    AVERAGE2
-----------------------------------------------------------------
                             1 YEAR       1 YEAR        1 YEAR
                  TAXABLE-    ENDED        ENDED         ENDED
       6/30/02 EQUIVALENT3  6/30/02      6/30/02        6/30/02
-----------------------------------------------------------------
NQJ     6.03%      9.21%      6.56%        6.92%        7.80%
-----------------------------------------------------------------
NNJ      5.65%     8.63%      7.91%        6.92%        7.80%
-----------------------------------------------------------------
NXJ      6.03%     9.21%      6.05%        6.92%        7.80%
-----------------------------------------------------------------
NUJ      6.10%     9.31%        --           --           --
-----------------------------------------------------------------
NQP      6.01%     8.84%      7.34%        6.92%        8.60%
-----------------------------------------------------------------
NPY      6.13%     9.01%      8.88%        6.92%        8.60%
-----------------------------------------------------------------
NXM      5.92%     8.71%      9.67%        6.92%        8.60%
-----------------------------------------------------------------
NVY      6.23%     9.16%        --           --           --
-----------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.




1 The Funds' performances are compared with that of the Lehman Brothers
  Municipal Bond Index, a national unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of the New Jersey Funds are compared with the average annualized return of the nine funds in the Lipper New Jersey Municipal Debt Funds category, while the total returns of Pennsylvania Funds are compared with the average annualized return of the ten funds in the Lipper Pennsylvania Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: New Jersey 34.5% and Pennsylvania 32%.

Over the past twelve months, the Fed's policy to keep short-term interest rates relatively low, combined with generally favorable market conditions, created a positive total return environment for municipal bonds. This is reflected in the total returns on NAV listed in the previous table.


HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With the Fed keeping short-term interest rates relatively low, the dividend-paying capabilities of these Funds benefited from their use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. For example, low short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the fiscal year ended June 30, 2002, relatively low short-term interest rates enabled us to implement three dividend increases in NNJ, and to maintain the attractive monthly dividends in the other New Jersey Funds. Similarly, NPY had four dividend increases during the year, NXM had one, and the other two Pennsylvania Funds maintained their dividends. In coming months, the lower rates currently offered by municipal securities with shorter maturities may continue to benefit these Funds by keeping the amount paid to MuniPreferred shareholders relatively low. However, this could be offset to some degree by the effect of bond calls on higher-yielding securities, especially if refundings increase as the result of lower rates. The level of short-term rates, the number of bond calls, and the interest rates at which we can reinvest the proceeds of any calls will all influence the dividends of these Funds over the next twelve months.

Over the past year, as the markets remained volatile, the share prices of the New Jersey and Pennsylvania Funds all stayed relatively stable (see the charts on the individual Performance Overview pages). As of June 30, 2002, the share prices of four of these Funds were at slight premiums to their Common share net asset values and four were at slight discounts.

NUJ and NVY were both introduced in March 2002. Since then, they have each declared their first regular monthly dividend and each has traded well in the secondary market.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED JUNE 30, 2002?

During this reporting period, we focused on two principal areas: enhancing the dividend-paying capabilities of the Funds and improving their diversification and call protection. With new issuance abundant, we looked for opportunities and tried to respond quickly when favorable situations developed.

Looking specifically at the New Jersey Funds, we found several attractive opportunities in the housing and healthcare sectors, as well as with certain insured general obligation bonds. Most of the immediate call exposure in these Funds has been eliminated, either by selling callable bonds or redeploying assets from called bonds in other securities. The initial investing period for NUJ was completed during the reporting period, and we believe that Fund is well positioned to provide attractive dividends for shareholders in the months ahead.

The New Jersey Funds have some exposure to bonds issued by the Port Authority of New York and New Jersey, the owner of the World Trade Center. Many of these holdings were insured and, in general, have not impacted the Funds' performance. The Port Authority's financial strength and the diverse scope of its operations are helping to ease the financial burden precipitated by September 11.

In Pennsylvania, we took advantage of increased issuance in the state's municipal market to sell some bonds approaching call dates and reinvested the proceeds in credits that we believe improved the structure and diversification of the Funds. The ample supply of Pennsylvania bonds also ensured that we were able to complete the initial investing process for NVY. Overall, our focus was on the healthcare and housing sectors - two areas that we believed offered good values. There is a good deal of demand from individual investors for Pennsylvania municipal bonds, and in some instances we were able to take advantage of this by selling bonds at very favorable prices and investing the proceeds in other bonds that enhanced yield or improved structure.

We also were keeping a close eye on the duration4 of each Fund, to help make sure we retained the ability to move quickly in the event of an anticipated major shift in interest rates. We believe that in this market environment it is beneficial to maintain slightly shorter durations, which we think will help make the portfolios less sensitive to possible interest rate changes while still providing yields and returns that are competitive with longer duration funds.

In the current geopolitical climate, we believe that maintaining strong credit quality is a key requirement for all the Funds. All of the New Jersey and Pennsylvania Funds continue to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 60% to 90% as of June 30, 2002. All of the Funds also had a portion of their assets invested in BBB and/or non-rated bonds, which can serve to enhance the Funds' income streams.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE NUVEEN FUNDS IN PARTICULAR?

In general, our outlook for the fixed-income markets over the next twelve months remains positive. We believe the U.S. economy is headed for recovery, but one that may take longer and see a slower pace of growth than some are now predicting. We believe inflation and interest rates should remain relatively low over the near term, and that new municipal issuance should continue to be strong. We anticipate the demand for tax-exempt municipal bonds will remain firm as investors look for ways to rebalance their portfolios and reduce risk.

We plan to remain focused on strategies that add value for our shareholders, provide support for the Funds' dividends, and fully utilize Nuveen's experience and research expertise. As noted, shareholders may see these Funds' durations shorten modestly in the months ahead.

None of these Funds are facing an excessive amount of call exposure over the next 18-24 months. We expect we will be able to readily reinvest proceeds from calls that do occur in bonds that will help maintain strong credit quality and adequate diversification, as well as enhance overall Fund structure and strengthen future dividend paying capabilities.

Overall, we believe these Funds can continue to play an important role in investors' long-range financial programs, providing balance and diversification, dependable tax-free income, and a measure of stability in uncertain times. We believe the Funds currently are well positioned for the market environment ahead, and we will continue to closely monitor and respond to events as appropriate.


4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

Nuveen New Jersey Investment Quality Municipal Fund, Inc.

Performance
   Overview As of June 30, 2002



NQJ

Pie Chart:
AAA/U.S. Guaranteed                73%
AA                                 10%
A                                   5%
BBB                                 6%
NR                                  3%
Other                               3%


PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $15.22
------------------------------------------------------
Common Share Net Asset Value                $15.07
------------------------------------------------------
Market Yield                                 6.03%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.61%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.21%
------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $304,808
------------------------------------------------------
Average Effective Maturity (Years)           20.48
------------------------------------------------------
Leverage-Adjusted Duration                    9.14
------------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 2/91)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------
1-Year                         4.19%         6.56%
------------------------------------------------------
5-Year                         4.76%         5.96%
------------------------------------------------------
10-Year                        6.36%         6.83%
------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
Transportation                                 25%
------------------------------------------------------
Healthcare                                     12%
------------------------------------------------------
Tax Obligation/Limited                          9%
------------------------------------------------------
Tax Obligation/General                          9%
------------------------------------------------------
Housing/Single Family                           8%
------------------------------------------------------


[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Jul               $0.0765
Aug               0.0765
Sep               0.0765
Oct               0.0765
Nov               0.0765
Dec               0.0765
Jan               0.0765
Feb               0.0765
Mar               0.0765
Apr               0.0765
May               0.0765
Jun               0.0765




[line chart data]:

Share Price Performance

Weekly Closing Price

7/1/01            $15.58
                  15.55
                  15.53
                  15.38
                  15.55
                  15.84
                  15.71
                  15.9
                  16
                  16
                  15.97
                  15.24
                  15.94
                  15.9
                  15.72
                  15.77
                  15.82
                  16
                  15.94
                  15.77
                  15.75
                  15.82
                  15.35
                  15.38
                  15.09
                  15.24
                  15.45
                  15.5
                  15.8
                  15.6
                  15.8
                  15.81
                  15.73
                  15.75
                  15.93
                  15.5
                  15.27
                  14.7
                  14.65
                  14.79
                  14.77
                  14.6
                  14.88
                  15.29
                  15.25
                  15.01
                  15.25
                  15.33
                  15.5
                  15.35
                  15.36
6/30/02           15.22

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Nuveen New Jersey Premium Income Municipal Fund, Inc.

Performance
   Overview As of June 30, 2002

NNJ



Pie Chart:
AAA/U.S. Guaranteed                 72%
AA                                  10%
A                                   13%
BBB                                 1%
NR                                  3%
Other                               1%



PORTFOLIO STATISTICS
-------------------------------------------------------
Share Price                                 $15.50
-------------------------------------------------------
Common Share Net Asset Value                $15.60
-------------------------------------------------------
Market Yield                                 5.65%
-------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.07%
-------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.63%
-------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $187,393
-------------------------------------------------------
Average Effective Maturity (Years)           15.68
-------------------------------------------------------
Leverage-Adjusted Duration                    8.40
-------------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 12/92)
-------------------------------------------------------
                      ON SHARE PRICE        ON NAV
-------------------------------------------------------

1-Year                         7.88%         7.91%
-------------------------------------------------------
5-Year                         6.80%         7.05%
-------------------------------------------------------
Since Inception                6.23%         6.88%
-------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-------------------------------------------------------
Transportation                                 24%
-------------------------------------------------------
Tax Obligation/Limited                         14%
-------------------------------------------------------
Water and Sewer                                12%
-------------------------------------------------------
Education and Civic Organizations              11%
-------------------------------------------------------
U.S. Guaranteed                                 8%
-------------------------------------------------------


[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Jul               $0.0695
Aug               0.0695
Sep               0.0695
Oct               0.0695
Nov               0.0695
Dec               0.0705
Jan               0.0705
Feb               0.0705
Mar               0.072
Apr               0.072
May               0.072
Jun               0.073




[line chart data]:

Share Price Performance

Weekly Closing Price

7/1/01            $15.26
                  15.05
                  15.11
                  14.92
                  15.13
                  15.38
                  15.48
                  15.47
                  15.49
                  15.45
                  15.45
                  14.69
                  15.42
                  15.3
                  15.22
                  15
                  15.25
                  15.45
                  15.69
                  15.17
                  15.09
                  15.5
                  15.14
                  14.84
                  14.79
                  14.84
                  14.94
                  15.2
                  15.25
                  15.15
                  15.23
                  15.37
                  15.15
                  15.17
                  15.34
                  15.19
                  14.95
                  14.5
                  14.32
                  14.59
                  14.65
                  14.5
                  14.61
                  14.97
                  15.19
                  14.7
                  14.91
                  15.25
                  15.23
                  15.31
                  15.3
6/30/02           15.5

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Nuveen New Jersey Dividend Advantage Municipal Fund

Performance
   Overview As of June 30, 2002

NXJ


Pie Chart:
AAA/U.S. Guaranteed                 63%
AA                                  8%
A                                   17%
BBB                                 4%
Other                               8%



PORTFOLIO STATISTICS
-------------------------------------------------------
Share Price                                 $14.12
-------------------------------------------------------
Common Share Net Asset Value                $14.38
-------------------------------------------------------
Market Yield                                 6.03%
-------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.61%
-------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.21%
-------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $94,130
-------------------------------------------------------
Average Effective Maturity (Years)           25.41
-------------------------------------------------------
Leverage-Adjusted Duration                   12.83
-------------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/01)
-------------------------------------------------------
                      ON SHARE PRICE        ON NAV
-------------------------------------------------------
1-Year                        -0.17%         6.05%
-------------------------------------------------------
Since Inception                0.56%         5.95%
-------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-------------------------------------------------------
Healthcare                                     22%
-------------------------------------------------------
Water and Sewer                                18%
-------------------------------------------------------
Transportation                                 17%
-------------------------------------------------------
Tax Obligation/General                         13%
-------------------------------------------------------
Education and Civic Organizations              12%
-------------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Jul               $0.071
Aug               0.071
Sep               0.071
Oct               0.071
Nov               0.071
Dec               0.071
Jan               0.071
Feb               0.071
Mar               0.071
Apr               0.071
May               0.071
Jun               0.071




[line chart data]:

Share Price Performance

Weekly Closing Price

7/1/01            $15.07
                  14.98
                  14.95
                  14.93
                  14.98
                  15.06
                  15.03
                  15.08
                  15.1
                  15.03
                  14.96
                  14.79
                  14.93
                  15.03
                  14.8
                  15.04
                  14.98
                  15.1
                  15.2
                  15
                  15.1
                  15.06
                  15.02
                  14.99
                  14.81
                  14.75
                  14.52
                  14.75
                  14.71
                  14.75
                  14.77
                  14.65
                  14.5
                  14.78
                  14.68
                  14.38
                  13.99
                  13.36
                  13.64
                  13.7
                  14
                  13.99
                  13.87
                  14.24
                  14.12
                  14.16
                  14.2
                  14.31
                  14.72
                  14.7
                  14.5
6/30/02           14.12

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Nuveen New Jersey Dividend Advantage Municipal Fund 2

Performance
   Overview As of June 30, 2002

NUJ


Pie Chart:
AAA/U.S. Guaranteed                 55%
AA                                  5%
A                                   19%
BBB                                 16%
Other                               5%


PORTFOLIO STATISTICS
--------------------------------------------------------
Share Price                                 $15.04
--------------------------------------------------------
Common Share Net Asset Value                $14.46
--------------------------------------------------------
Market Yield                                 6.10%
--------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.71%
--------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.31%
--------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $65,153
--------------------------------------------------------
Average Effective Maturity (Years)           24.25
--------------------------------------------------------
Leverage-Adjusted Duration                   16.01
--------------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 3/02)
--------------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------------
Since Inception                1.29%         1.98%
--------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------------
Transportation                                 26%
--------------------------------------------------------
Healthcare                                     18%
--------------------------------------------------------
Education and Civic Organizations              14%
--------------------------------------------------------
Tax Obligation/Limited                          8%
--------------------------------------------------------
Utilities                                       8%
--------------------------------------------------------

[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

May               $0.0765
Jun               0.0765



[line chart data]:

Share Price Performance

Weekly Closing Price

3/28/02           $15.35
                  15.09
                  15
                  15.02
                  15.1
                  15.06
                  15.12
                  15.02
                  15.1
                  15.2
                  15.28
                  15.5
                  15.35
6/30/02           15.04

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

Nuveen Pennsylvania Investment Quality Municipal Fund

Performance
   Overview As of June 30, 2002

NQP


Pie Chart:
AAA/U.S. Guaranteed                 70%
AA                                  20%
A                                   7%
BBB                                 3%


PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $15.18
------------------------------------------------------
Common Share Net Asset Value                $14.70
------------------------------------------------------
Market Yield                                 6.01%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.59%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.84%
------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $238,926
------------------------------------------------------
Average Effective Maturity (Years)           22.50
------------------------------------------------------
Leverage-Adjusted Duration                   15.63
------------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 2/91)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------
1-Year                         6.57%         7.34%
------------------------------------------------------
5-Year                         4.28%         5.07%
------------------------------------------------------
10-Year                        6.33%         6.63%
------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
Tax Obligation/General                         21%
------------------------------------------------------
Water and Sewer                                15%
------------------------------------------------------
Tax Obligation/Limited                         15%
------------------------------------------------------
Education and Civic Organizations              14%
------------------------------------------------------
Housing/Single Family                           8%
------------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Jul               $0.076
Aug               0.076
Sep               0.076
Oct               0.076
Nov               0.076
Dec               0.076
Jan               0.076
Feb               0.076
Mar               0.076
Apr               0.076
May               0.076
Jun               0.076




[line chart data]:

Share Price Performance

Weekly Closing Price

7/1/01            $15.21
                  15.27
                  15.27
                  15.3
                  15.28
                  15.69
                  15.71
                  15.55
                  15.95
                  16.1
                  16.04
                  14.66
                  15.1
                  15.8
                  15.4
                  15.51
                  15.6
                  15.62
                  15.74
                  15.47
                  15.38
                  15.3
                  15.25
                  14.8
                  14.47
                  14.9
                  14.95
                  15.19
                  15.35
                  15.58
                  15.52
                  15.78
                  15.53
                  15.55
                  15.71
                  15.56
                  15.12
                  14.28
                  14.16
                  14.2
                  14.33
                  14.46
                  14.56
                  14.77
                  14.75
                  14.73
                  14.8
                  14.82
                  14.8
                  15
                  14.95
6/30/02           15.18


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

Nuveen Pennsylvania Premium Income Municipal Fund 2

Performance
   Overview As of June 30, 2002

NPY


Pie Chart:
AAA/U.S. Guaranteed                 74%
AA                                  9%
A                                   6%
BBB                                 7%
NR                                  3%
Other                               1%



PORTFOLIO STATISTICS
-------------------------------------------------------
Share Price                                 $14.79
-------------------------------------------------------
Common Share Net Asset Value                $14.83
-------------------------------------------------------
Market Yield                                 6.13%
-------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.76%
-------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.01%
-------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $233,536
-------------------------------------------------------
Average Effective Maturity (Years)           17.85
-------------------------------------------------------
Leverage-Adjusted Duration                    9.44
-------------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/93)
-------------------------------------------------------
                      ON SHARE PRICE        ON NAV
-------------------------------------------------------
1-Year                        13.25%         8.88%
-------------------------------------------------------
5-Year                         8.26%         6.66%
-------------------------------------------------------
Since Inception                5.92%         6.35%
-------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-------------------------------------------------------
U.S. Guaranteed                                15%
-------------------------------------------------------
Utilities                                      12%
-------------------------------------------------------
Water and Sewer                                12%
-------------------------------------------------------
Healthcare                                     11%
-------------------------------------------------------
Education and Civic Organizations               9%
-------------------------------------------------------

[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Jul               $0.0685
Aug               0.0685
Sep               0.0705
Oct               0.0705
Nov               0.0705
Dec               0.0725
Jan               0.0725
Feb               0.0725
Mar               0.074
Apr               0.074
May               0.074
Jun               0.0755




[line chart data]:

Share Price Performance

Weekly Closing Price

7/1/01            $13.95
                  13.83
                  13.85
                  13.74
                  13.88
                  14.18
                  14.1
                  14.22
                  14.14
                  14.45
                  14.65
                  13.65
                  14.25
                  14.65
                  14.52
                  14.39
                  14.47
                  14.36
                  14.7
                  14.44
                  14.25
                  14.11
                  14.07
                  13.9
                  13.85
                  13.93
                  14.13
                  14.35
                  14.62
                  14.67
                  14.61
                  14.73
                  14.49
                  14.56
                  14.47
                  14.3
                  14.26
                  13.91
                  13.92
                  13.92
                  13.96
                  13.99
                  14.29
                  14.3
                  14.34
                  14.25
                  14.38
                  14.74
                  14.81
                  14.75
                  14.64
6/30/02           14.79

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

Nuveen Pennsylvania Dividend Advantage Municipal Fund

Performance
   Overview As of June 30, 2002

NXM


Pie Chart:
AAA/U.S. Guaranteed                 57%
AA                                  19%
A                                   10%
BBB                                 11%
NR                                  3%


PORTFOLIO STATISTICS
----------------------------------------------------------
Share Price                                 $14.89
----------------------------------------------------------
Common Share Net Asset Value                $14.96
----------------------------------------------------------
Market Yield                                 5.92%
----------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.46%
----------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.71%
----------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $49,306
----------------------------------------------------------
Average Effective Maturity (Years)           23.46
----------------------------------------------------------
Leverage-Adjusted Duration                   14.87
----------------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/01)
----------------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------------
1-Year                         9.10%         9.67%
----------------------------------------------------------
Since Inception                5.07%         9.38%
----------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------------
Tax Obligation/General                         30%
----------------------------------------------------------
Education and Civic Organizations              17%
----------------------------------------------------------
Healthcare                                     14%
----------------------------------------------------------
Tax Obligation/Limited                          9%
----------------------------------------------------------
Long-Term Care                                  6%
----------------------------------------------------------



[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

Jul               $0.0725
Aug               0.0725
Sep               0.0725
Oct               0.0725
Nov               0.0725
Dec               0.0725
Jan               0.0725
Feb               0.0725
Mar               0.0735
Apr               0.0735
May               0.0735
Jun               0.0735




[line chart data]:

Share Price Performance

Weekly Closing Price

7/1/01            $14.71
                  14.87
                  14.9
                  14.75
                  14.93
                  15.23
                  15.01
                  15.08
                  15.1
                  15.08
                  15.08
                  14.55
                  14.5
                  14.92
                  14.9
                  14.65
                  14.72
                  15.05
                  15.5
                  14.99
                  15.12
                  15.34
                  15.22
                  14.89
                  14.55
                  14.82
                  14.9
                  14.77
                  14.9
                  14.97
                  14.98
                  15.06
                  15
                  14.85
                  15.08
                  14.75
                  14.64
                  14.15
                  14.45
                  13.98
                  13.83
                  13.95
                  14.08
                  14.45
                  14.4
                  14.5
                  14.78
                  15
                  14.82
                  14.95
                  14.89
6/30/02           14.89


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0126 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

Performance
   Overview As of June 30, 2002

NVY


Pie Chart:
AAA/U.S. Guaranteed                 59%
AA                                  28%
A                                    2%
BBB                                 11%



PORTFOLIO STATISTICS
--------------------------------------------------------
Share Price                                 $14.74
--------------------------------------------------------
Common Share Net Asset Value                $14.64
--------------------------------------------------------
Market Yield                                 6.23%
--------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.90%
--------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1          9.16%
--------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $54,481
--------------------------------------------------------
Average Effective Maturity (Years)           20.77
--------------------------------------------------------
Leverage-Adjusted Duration                   13.51
--------------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 3/02)
--------------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------------
Since Inception               -0.73%         3.24%
--------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------------
Tax Obligation/General                         37%
--------------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------------
Healthcare                                      6%
--------------------------------------------------------
Water and Sewer                                 6%
--------------------------------------------------------


[bar chart data]:

2001-2002 Monthly Tax-Free Dividends Per Share

May               $0.0765
Jun               0.0765




[line chart data]:

Share Price Performance

Weekly Closing Price

3/28/02           $15.1
                  15.02
                  15.1
                  15
                  15.01
                  15.09
                  15.25
                  15
                  15.22
                  15.24
                  15.38
                  15.15
                  15.05
6/30/02           14.74

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

THE NUVEEN
INVESTOR

VI


[photo of 2 boys walking]


BOND SURVEILLANCE -
A HIGH PRIORITY AT NUVEEN

The Enron scandal has raised numerous questions about the real value of American securities. Investors want to know what safeguards are in place to inspire their trust and ensure their holdings are dependable. The Nuveen Investor recently spoke with David Blair, Assistant Vice President and Senior Analyst at Nuveen, about the research and surveillance processes used for Nuveen funds.

HOW DO NUVEEN'S RESEARCH ANALYSTS EVALUATE BONDS PRIOR TO PURCHASE?

We evaluate factors impacting market sectors, issuers and specific bonds and assign credit ratings to bonds we consider for purchase. We seek to purchase bonds with stable and improving credit characteristics, which have attractive prices and yields relative to other bonds in their sectors.

HOW DO YOU CONDUCT YOUR RESEARCH?

We conduct detailed analyses that often involve site visits and discussions with managers of the projects being financed. Since Nuveen is a major investor with large buying power, issuers and project managers are willing to listen to us and respond to our concerns.

IS THE RESEARCH AND ANALYSIS PROCESS ANY DIFFERENT WHEN CONSIDERING HIGH-YIELD BONDS?

Up to 20 percent of some funds can be invested in below investment grade bonds to help the fund attain a higher yield. This underscores the need for research. If one of our 16 analysts believes a high-yield bond should be purchased, a second analyst reviews the issue as well.

HOW DO YOU MONITOR THE VARIOUS BONDS ONCE THEY'VE BEEN PURCHASED?

We have a proprietary database with information and analysis on the bonds Nuveen holds in its funds. Among other things, we are able to evaluate risk exposure to sectors, issuers and specific bonds on an on-going basis.

HOW DOES THE RESEARCH DEPARTMENT COMMUNICATE THE INFORMATION GATHERED?

We conduct biweekly meetings within the research department and weekly meetings with portfolio managers. We also write-up our findings and distribute them with "buy," "hold" or "sell" recommendations to portfolio managers.

(continued on page 15)






     Volume one 2002
     INSIDE
13   Bond Surveillance -
     A High Priority at Nuveen
14   Is it Time to Rethink
     Your Bond Strategy?
15   Many Investors Continue
     to Find Solutions with Professional Advice
16   Fund Reports
     Available Online
16   ETFConnect:
     The Source for All Exchange-Traded Funds
   (C)2002 Nuveen Investments.
     All rights reserved.



[logo: NUVEEN Investments]

IS IT TIME TO RETHINK YOUR BOND STRATEGY?

Significant stock market losses in recent history have sent many investors toward bonds as a way to potentially cut their losses and balance equity-dominated portfolios. While many consider bonds a set-and-forget investment, there are several circumstances that might prompt you to reassess -- and perhaps revamp -- your bond holdings.

Tax bracket changes

The Economic Growth and Tax Relief Reconciliation Act of 2001 has dropped tax brackets a percentage point this year, but a higher salary, large bonus, sale of assets or retirement may push you into a higher tax bracket for 2002.

If you are in a higher tax bracket and want to generate an income stream without raising your tax burden, tax-free municipal bonds may be a prudent option. Even if you are in a lower tax bracket, municipal bonds could make sense. The question is whether municipal or taxable bonds will deliver a better taxable yield.

Retirement plans change

Whether you are near retirement or are currently enjoying it, you may want to consider rebalancing your retirement accounts with less stock and more bonds, to potentially reduce risk and try to preserve the assets that you have accumulated. If you are just entering retirement you may want to make tax-free municipal bonds a part of your portfolio to emphasize income generation and protection from taxation.

Risk tolerance changes

The recent market volatility and market downturn may have caused many investors to reevaluate their tolerance for risk. On the other hand, your portfolio might have performed well over the last few years and you may not need to take on extra risk to meet your long-term goals. In either situation you could take a look at your bond portfolio and determine whether you need to make changes to correspond with your tolerance for risk.

Portfolio changes
If you make significant changes to one or more of your investments, you'll want to look at your portfolio as a whole, particularly with regard to overall asset allocation. You may need to do some rebalancing to stay on track with your investment strategy.

Your financial advisor can help. Regardless of how your circumstances change, he or she can provide up-to-date information on the bond market and various funds to help you decide how to maximize your returns consistent with your short- and long-term financial goals.

No investment is risk free and some investments carry more risk than others. It is important to know what the risks are, to evaluate them against any potential rewards, and to determine your tolerance for risk when selecting an investment.


[photo of bridge to lighthouse]

[photo of toddlers playing]


The Nuveen Investor Vol 02.1
[logo: NUVEEN Investments]

[photo of partly-cloudy sky]
[photo of woman and young girl looking at photographs]


MANY INVESTORS CONTINUE
TO FIND SOLUTIONS WITH
PROFESSIONAL ADVICE

For many investors, current financial markets are confusing and frustrating. According to research conducted for the Forum for Investor Advice*, that's the number one reason many turn to a financial advisor. They want someone to suggest ideas and provide consultation, dialogue and professional advice.

Investors say their advisors are helpful in other key ways, including...

o Saving time. After consultation, investors note that the second most important reason for using an advisor is to have someone else monitor their portfolio, reducing the amount of time they spend on investing.

o Help in sorting through information. Investors in the 21st century have more products from which to choose than in the past. For example, there are approximately 8,000 mutual funds today, up from 3,000 in 1990.

o Assistance in setting financial goals. According to investors who use a financial advisor, they are more likely to have a plan for a specific financial goal than do-it-yourself investors.

o Staying focused. Advisor-assisted investors are more likely than do-it-yourself investors to have developed a comprehensive investment program.

o Peace of mind. Investors say their comfort level in all types of markets is higher when using an advisor for a "second opinion" on an investment decision.

*The survey of 324 investors was conducted in December of 2000 by Market Facts and analyzed by New York based Neuwirth Research. Of the 324, 166 said they had an ongoing relationship with a financial advisor, while 157 described themselves as do-it-yourselfers.


--------------------------------------------------------------------------------
(continued from page 13)

HOW ARE PROBLEM BONDS IDENTIFIED AND HANDLED?

We conduct surveillance on our bonds on a regular basis to ensure, among other things, that deteriorating bonds are identified early. We then discuss any emerging problems and potential courses of action with the portfolio manager.

HOW MANY ISSUES DOES THE RESEARCH DEPARTMENT FOLLOW?

We follow 12 sectors and 1,500 uninsured bonds, worth about $18 billion of Nuveen's $45 billion in total municipal assets. The remaining $27 billion in municipal assets are insured or escrowed (backed by Treasury bonds). For the insured bonds, we monitor closely on a regular basis the insurers guaranteeing the bonds.

Will research and surveillance change in light of problems with Enron securities?

Overall, our investment process and surveillance have worked well and been effective. However, we meet as a group on a regular basis and are constantly evaluating ways to improve the process to respond to issues and the market environment.



The Nuveen Investor Vol 02.1
[logo: NUVEEN Investments]

LOOK AHEAD...

FUND REPORTS
AVAILABLE
ONLINE

Nuveen Fund information is now available online. Once you register, you'll receive an e-mail notice with a link to your Fund's reports and other information just as soon as it is ready. Registering takes only a few minutes.

If you receive statements from a brokerage firm or financial advisor, go to www.investordelivery.com. Enter your personal 13-character enrollment number imprinted on the address sheet of this report near your name. From the options on the follow-up page, select the New Enrollment-Create screen. Once there, enter your e-mail address and a personal, four-digit PIN. Hit the Submit button. Confirm the information you entered is correct, then hit Submit again.

[photo of investordelivery.com website]

If you receive statements directly from Nuveen, go to www.nuveen.com. Select the Access Your Account tab, then select E-Report Enrollment. Finally, click on the Enrollment Page. Once there, you'll need to provide your social security number and e-mail address. Click on Enroll.

After registering, you should receive a confirming e-mail within 24 hours. If not, repeat these steps to ensure all information is accurate. You can use this same process if you need to change your registration information or want to cancel Internet viewing. The e-mail address you provide is strictly confidential and will only be used to notify you of shareholder information.

[photo of nuveen.com website]

The information in this newsletter should not be construed as specific tax or investment advice. Contact your advisor for information about your particular situation.

ETFCONNECT:
THE SOURCE FOR ALL
EXCHANGE-TRADED FUNDS

Last fall, Nuveen launched ETFConnect, the industry's first website featuring all-encompassing information on exchanged-traded funds. Whatever you're looking for in the world of Index ETFs or Closed-End Exchange-Traded Funds - prices, NAVs, dividend information, performance histories, new developments - this is the place. Highlights include Quick Facts sheets for more than 500 funds, a multi-fund search capability, website links, a list of fund sponsors, tools for portfolio tracking, and a continually updated education center. Check out www.etfconnect.com.

[photo of etfconnect.com website]

The Nuveen Investor Vol 02.1
[logo: NUVEEN Investments]

Report of
      Independent Auditors



THE BOARDS OF DIRECTORS, TRUSTEES AND SHAREHOLDERS

NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2
NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, as of June 30, 2002, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 at June 30, 2002, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Chicago, Illinois
August 9, 2002


         Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)

                     Portfolio of Investments June 30, 2002




   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              BASIC MATERIALS - 2.1%
$    6,250    The Pollution Control Financing Authority of Salem County, New        11/02 at 101.00      AA- $    6,382,500
                Jersey, Waste Disposal Revenue Bonds (E.I. du Pont de Nemours
                and Company - Chambers Works Project), 1991 Series A, 6.500%,
                11/15/21 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES - 2.1%
     6,220    The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-      7/10 at 100.00      Aa3      6,353,917
                Backed Bonds, Series 2000, 5.750%, 7/01/20
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 11.5%
     4,390    New Jersey Higher Education Student Assistance Authority, Student      6/10 at 101.00      AAA      4,760,384
                Loan Revenue Bonds, 2000 Series A, 6.125%, 6/01/17
                (Alternative Minimum Tax)
     2,865    New Jersey Economic Development Authority, School Revenue Bonds        2/08 at 101.00      N/R      2,831,651
                (Gill/St. Bernard School), Series 1998, 6.000%, 2/01/25
              New Jersey Educational Facilities Authority, Revenue Bonds (Saint
              Peter's College Issue), 1998 Series B:
     1,000      5.375%, 7/01/18                                                      7/08 at 102.00      BBB      1,009,060
     1,750      5.500%, 7/01/27                                                      7/08 at 102.00      BBB      1,744,803
     1,250    New Jersey Educational Facilities Authority, Revenue Refunding         7/08 at 101.00      AAA      1,256,225
                Bonds (Seton Hall University Project F), 1998 Series,
                5.000%, 7/01/21
     1,000    New Jersey Educational Facilities Authority, Revenue Bonds (Ramapo     7/11 at 100.00      AAA        993,180
                College of New Jersey), Series 2001D, 5.000%, 7/01/31
              New Jersey Educational Facilities Authority, Revenue Bonds (New
              Jersey Institute of Technology), Series 2001G:
     1,000      5.250%, 7/01/20                                                      7/11 at 100.00      AAA      1,031,490
     1,945      5.250%, 7/01/21                                                      7/11 at 100.00      AAA      1,997,651
       750    New Jersey Educational Facilities Authority, Revenue Refunding         7/12 at 100.00       AA        772,328
                Bonds (Rider University), Series 2002A, 5.000%, 7/01/17
     2,000    New Jersey Educational Facilities Authority, Revenue Bonds (New        7/12 at 100.00      AAA      1,984,620
                Jersey City University), Series 2002A, 5.000%, 7/01/32
        35    New Jersey Higher Education Assistance Authority, Senior Student       7/02 at 101.00      N/R         35,420
                Loan Revenue Bonds, 1991 Series A, 7.200%, 7/01/09
                (Alternative Minimum Tax)
     5,730    New Jersey Higher Education Assistance Authority, Student Loan         6/07 at 102.00      AAA      6,061,538
                Revenue Bonds (New Jersey Class Loan Program), Series 1997A,
                5.800%, 6/01/16 (Alternative Minimum Tax)
     4,235    Puerto Rico Industrial, Educational, Medical and Environmental         9/11 at 100.00      BBB      4,239,235
                Control Facilities Financing Authority, Higher Education Revenue
                Bonds (University of the Sacred Heart Project), Series 2001,
                5.250%, 9/01/21
              University of Medicine and Dentistry, New Jersey, Revenue Bonds,
              Series 2002A:
     2,000      5.000%, 12/01/24                                                    12/12 at 100.00      AAA      2,000,720
     4,000      5.500%, 12/01/27                                                    12/12 at 100.00      AAA      4,190,920
-----------------------------------------------------------------------------------------------------------------------------
              ENERGY - 2.7%
     8,000    Pollution Control Financing Authority of Middlesex County, New        12/02 at 102.00      N/R      8,139,840
                Jersey, Pollution Control Revenue Refunding Bonds (Amerada
                Hess Corporation Project), Series 1992, 6.875%, 12/01/22
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 18.9%
     1,500    New Jersey Healthcare Facilities Financing Authority, Revenue          7/07 at 102.00     BBB-      1,457,475
                Refunding Bonds (Saint Elizabeth  Hospital Obligated Group),
                Series 1997, 6.000%, 7/01/27
     2,070    New Jersey Healthcare Facilities Financing Authority, Revenue          7/02 at 101.00      AAA      2,135,205
                Bonds (Robert Wood Johnson University Hospital), Series B,
                6.625%, 7/01/16




18


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE (continued)
$    4,350    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/02 at 101.00      AAA $    4,410,813
                (Mercer Medical Center Issue), Series 1991, 6.500%, 7/01/10
     2,535    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/03 at 102.00     Baa2      2,584,965
                (Deborah Heart and Lung Center Issue), Series 1993,
                6.200%, 7/01/13
     6,150    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    8/11 at 100.00      AAA      6,040,838
                (Jersey City Medical Center Issue - FHA-Insured Mortgage),
                Series 2001, 5.000%, 8/01/41
     3,000    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/11 at 100.00       A3      3,020,100
                (Kennedy Health System), Series 2001, 5.500%, 7/01/21
     3,135    New Jersey Healthcare Facilities Financing Authority, Revenue          1/12 at 100.00       AA      3,127,821
                Refunding Bonds (Bayshore Community Hospital), Series 2002,
                5.125%, 7/01/32
     7,400    New Jersey Healthcare Facilities Financing Authority, Revenue          7/12 at 100.00     Baa1      7,337,248
                Bonds (South Jersey Hospital), Series 2002, 5.875%, 7/01/21
                (DD, settling 7/01/02)
     2,155    New Jersey Healthcare Facilities Financing Authority, Revenue            No Opt. Call      AAA      2,354,467
                Bonds (Kennedy Health System Obligated Group), Series 1998B,
                5.750%, 7/01/05
              New Jersey Healthcare Facilities Financing Authority, Revenue Bonds
              (Robert Wood Johnson University Hospital), Series 2000:
     3,850      5.750%, 7/01/25                                                      7/10 at 100.00       A+      4,019,246
     2,000      5.750%, 7/01/31                                                      7/10 at 100.00       A+      2,065,340
     4,320    New Jersey Healthcare Facilities Financing Authority, Revenue          7/08 at 101.00      Aaa      4,311,619
                Refunding Bonds (Saint Barnabas Medical Center - West Hudson
                Hospital Obligated Group), Series 1998A, 5.000%, 7/01/23
     5,040    New Jersey Healthcare Facilities Financing Authority, Revenue          7/10 at 100.00      AAA      5,148,461
                Bonds (The Society of the Valley Obligated Group Issue), Series
                2000, 5.375%, 7/01/31
     2,000    New Jersey Healthcare Facilities Financing Authority, Revenue          7/10 at 100.00      BBB      2,119,100
                Bonds (Saint Peter's University Hospital Issue), Series 2000A,
                6.875%, 7/01/20
     3,500    New Jersey Healthcare Facilities Financing Authority, Revenue          7/09 at 101.00      AAA      3,539,865
                Bonds (Meridian Health System Obligated Group Issue), Series
                1999, 5.250%, 7/01/29
     3,980    Newark, New Jersey, Healthcare Facility Revenue Bonds (GNMA            6/12 at 102.00      Aaa      3,993,532
                Collateralized - New Community Urban Renewal Corporation),
                Series 2001A, 5.200%, 6/01/30
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 9.8%
     3,790    The Hudson County Improvement Authority, New Jersey, Multifamily       6/04 at 100.00       AA      3,878,497
                Housing Revenue Bonds (Conduit Financing - Observer Park
                Project), Series 1992A, 6.900%, 6/01/22 (Alternative Minimum Tax)
     1,255    Housing Finance Corporation of the City of Long Branch, New Jersey,   10/02 at 100.00      N/R      1,261,024
                Section 8 Assisted Housing Revenue Bonds (Washington Manor
                Associates Ltd., 1980 Elderly Project), 10.000%, 10/01/11
    12,000    New Jersey Housing and Mortgage Finance Agency, Multifamily           11/02 at 101.00      AAA     12,261,600
                Housing Revenue Refunding Bonds (Presidential Plaza at Newport
                Project - FHA-Insured Mortgages), 1991 Series 1, 7.000%, 5/01/30
     4,500    New Jersey Housing and Mortgage Finance Agency, Multifamily            5/05 at 102.00      AAA      4,745,430
                Housing Revenue Bonds, 1995  Series A, 6.000%, 11/01/14
     4,500    New Jersey Housing and Mortgage Finance Agency, Multifamily            5/06 at 102.00      AAA      4,711,995
                Housing Revenue Bonds, 1996 Series A, 6.250%, 5/01/28
                (Alternative Minimum Tax)
       100    New Jersey Housing and Mortgage Finance Agency, Housing Revenue       11/02 at 102.00       A+        102,810
                Refunding Bonds, 1992 Series One, 6.700%, 11/01/28
     2,743    Housing Authority of the City of Newark, New Jersey, Housing          10/09 at 102.00      Aaa      2,889,658
                Revenue Bonds (GNMA Collateralized - Fairview Apartments
                Project), 2000 Series A, 6.400%, 10/20/34
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 11.9%
     2,110    New Jersey Housing and Mortgage Finance Agency, Home Buyer            10/02 at 100.00      AAA      2,114,811
                Revenue Bonds, 1990 Series F-2, 6.300%, 4/01/25
                (Alternative Minimum Tax)
     2,580    New Jersey Housing and Mortgage Finance Agency, Home Buyer            10/05 at 101.50      AAA      2,688,386
                Revenue Bonds, 1995 Series O, 6.350%, 10/01/27
                (Alternative Minimum Tax)
     4,415    New Jersey Housing and Mortgage Finance Agency, Home Buyer             4/07 at 101.50      AAA      4,587,936
                Revenue Bonds, 1996 Series S, 6.050%, 10/01/28
                (Alternative Minimum Tax)



19




   Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)

                     Portfolio of Investments June 30, 2002


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY (continued)
$   10,000    New Jersey Housing and Mortgage Finance Agency, Home Buyer            10/07 at 101.50      AAA $   10,283,200
                Revenue Bonds, 1997 Series U,  5.850%, 4/01/29
                (Alternative Minimum Tax)
    10,325    New Jersey Housing and Mortgage Finance Agency, Home Buyer            10/10 at 100.00      AAA     10,647,347
                Revenue Bonds, 2000 Series CC, 5.875%, 10/01/31
                (Alternative Minimum Tax)
     3,000    Puerto Rico Housing Finance Corporation, Home Mortgage Revenue         6/11 at 100.00      AAA      3,018,390
                Bonds, Mortgage-Backed Securities, 2001 Series A, 5.200%, 12/01/33
     3,000    Puerto Rico Housing Finance Corporation, Home Mortgage Revenue         6/11 at 100.00      AAA      3,007,470
                Bonds, Mortgage-Backed Securities, 2001 Series B, 5.300%, 12/01/28
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 1.6%
     5,000    New Jersey Economic Development Authority, Economic Development          No Opt. Call     Baa3      4,949,000
                Revenue Refunding Bonds (Kapkowski Road Landfill Project),
                Series 2002, 5.750%, 10/01/21
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 1.8%
              New Jersey Healthcare Facilities Financing Authority, Healthcare
              Facilities Revenue Bonds (The House of the Good Shepherd Obligated
              Group Issue), Series 2001:
     1,000      5.100%, 7/01/21                                                      7/11 at 100.00       AA      1,011,880
     1,500      5.200%, 7/01/31                                                      7/11 at 100.00       AA      1,509,540
     2,995    New Jersey Economic Development Authority, GNMA Collateralized        12/11 at 103.00      Aaa      2,996,048
                Mortgage Revenue Bonds (Victoria Health Corporation Project),
                Series 2001A, 5.200%, 12/20/36
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 13.4%
              Clifton, New Jersey, General Obligation Bonds, Series 2002:
     1,700      5.000%, 1/15/21                                                      1/11 at 100.00      AAA      1,715,844
     1,625      5.000%, 1/15/22                                                      1/11 at 100.00      AAA      1,635,628
     1,110    Township of East Brunswick, County of Middlesex, New Jersey, General   4/03 at 101.00      Aa2      1,128,648
                Obligation Refunding Bonds, Series 1993, 5.125%, 4/01/13
              County of Essex, New Jersey, General Obligation Refunding Bonds,
              1996 Series A-1:
     3,000      6.000%, 11/15/07                                                     No Opt. Call        Aaa      3,421,290
     1,000      5.000%, 11/15/11                                                    11/07 at 101.00      Aaa      1,059,760
     2,320    City of Hoboken, New Jersey, Fiscal Year Adjustment General            No Opt. Call        AAA      2,854,737
                Obligation Bonds, Series 1991, 8.900%, 8/01/06
     3,675    Jersey City, Hudson County, New Jersey, Fiscal Year Adjustment Bonds,   No Opt. Call       AAA      4,410,404
                Series 1991B, 8.400%, 5/15/06
              The Board of Education of the Township of Middleton, Monmouth
              County, New Jersey, Refunding School Bonds:
     3,500      5.000%, 8/01/22                                                      8/10 at 100.00      AAA      3,526,495
     1,500      5.000%, 8/01/27                                                      8/10 at 100.00      AAA      1,503,795
     1,000    Monmouth County Improvement Authority, New Jersey, Revenue Bonds       7/07 at 101.00      AAA      1,078,140
                (Howell Township Board of Education Project), Series 1997,
                5.800%, 7/15/17
     2,000    Town of Morristown, Morris County, New Jersey, General Obligation      8/05 at 102.00      AAA      2,248,480
                Refunding Bonds, Series 1995, 6.500%, 8/01/19
              State of New Jersey, General Obligation Bonds, Series D:
     4,000      5.750%, 2/15/06                                                      No Opt. Call         AA      4,408,880
     5,000      6.000%, 2/15/11                                                      No Opt. Call         AA      5,745,150
     2,000    Commonwealth of Puerto Rico, Public Improvement Refunding General      7/11 at 100.00      AAA      2,011,600
                Obligation Bonds, Series of 2001, 5.125%, 7/01/30
              Sayreville School District, Middlesex County, New Jersey, General
              Obligation Bonds, Series 2002:
     1,470      5.000%, 3/01/24                                                      3/12 at 100.00      AAA      1,478,306
     1,545      5.000%, 3/01/25                                                      3/12 at 100.00      AAA      1,551,365
       900    Township of West Deptford, Gloucester County, New Jersey, General      3/06 at 102.00      AAA        948,375
                Obligation Bonds, Series 1996, 5.250%, 3/01/14



20



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 13.4%
$    3,320    The Atlantic County Improvement Authority, New Jersey, Egg Harbor     11/10 at 100.00      Aaa $    3,413,757
                Township Guaranteed Revenue Bonds (The Egg Harbor Township
                Golf Corporation Project), Series 2000, 5.400%, 11/01/30
    10,000    The Essex County Improvement Authority, New Jersey, General           10/10 at 100.00      Aaa     10,912,600
                Obligation Guaranteed Lease Revenue Bonds (County Correctional
                Facility Project), Series 2000, 6.000%, 10/01/25
     2,535    The Board of Education of the Township of Mansfield, Warren County,    3/06 at 102.00      AAA      2,728,294
                New Jersey, Certificates of Participation, 5.900%, 3/01/15
     1,500    Middlesex County, New Jersey, Certificates of Participation, Series    8/11 at 100.00      AAA      1,500,480
              2001, 5.000%, 8/01/31
              New Jersey Economic Development Authority, Lease Revenue Bonds
              (Bergen County Administration Complex), Series 1998:
       500      4.050%, 11/15/03                                                      No Opt. Call       Aaa        515,855
     4,000      4.750%, 11/15/26                                                    11/08 at 101.00      Aaa      3,846,160
       285    New Jersey Sports and Exposition Authority, State Contract Bonds,      9/02 at 102.00      AA-        290,700
                1992 Series A, 6.500%, 3/01/19
     5,670    New Jersey Transportation Trust Fund Authority, Transportation System  12/11 at 100.00     AAA      5,714,566
                Bonds, 2001 Series B, 5.000%, 12/15/21
     1,895    North Bergen Township Municipal Utility Authority, New Jersey, Sewer     No Opt. Call      AAA      2,410,535
                Revenue Refunding Bonds, Series 1993, 7.875%, 12/15/09
     1,000    The Ocean County Utilities Authority, New Jersey, Wastewater Revenue   1/07 at 102.00      Aa1      1,069,790
                Refunding Bonds, Series 1997, 5.125%, 1/01/10
     1,250    The Ocean County Utilities Authority, New Jersey, Wastewater Revenue   1/11 at 101.00      Aa1      1,278,962
                Refunding Bonds, Series 2000, 5.000%, 1/01/18
     4,000    Passaic Valley Sewerage Commissioners, New Jersey, Sewer System       12/02 at 102.00      AAA      4,138,840
                Bonds, Series D, 5.800%, 12/01/18
       845    The South Toms River Sewerage Authority, Ocean County, New Jersey,    11/02 at 102.00      N/R        869,074
                Bank-Qualified Sewer Refunding Revenue Bonds, Series 1992,
                7.400%, 11/01/05
     2,000    The Board of Education of the Township of West Orange, Essex County,  10/09 at 101.00      Aaa      2,178,240
                New Jersey, Certificates of Participation, 6.000%, 10/01/24
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 37.1%
     3,275    The Delaware River and Bay Authority, Delaware and New Jersey,         1/10 at 101.00      AAA      3,491,052
                Revenue Bonds, Series 2000A, 5.750%, 1/01/29
     2,960    Delaware River Port Authority, Pennsylvania and New Jersey,            1/12 at 100.00      AAA      2,990,725
                Port District
                Project Revenue Refunding Bonds, Series 2001A, 5.200%, 1/01/27
     7,000    Delaware River Port Authority, Pennsylvania and New Jersey, Revenue    1/06 at 102.00      AAA      7,202,300
                Bonds, Series 1995, 5.500%, 1/01/26
     3,500    Delaware River Port Authority, Pennsylvania and New Jersey, Revenue    1/10 at 100.00      AAA      3,724,560
                Bonds, Series 1999, 5.750%, 1/01/22
     3,000    New Jersey Economic Development Authority, Economic Development       11/02 at 101.00      BB-      2,633,700
                Bonds (American Airlines, Inc. Project), 7.100%, 11/01/31
                (Alternative Minimum Tax)
     3,000    New Jersey Highway Authority, Senior Parkway Revenue and Refunding     1/10 at 101.00      AA-      3,157,080
                Bonds (Garden State Parkway), 1999 Series, 5.625%, 1/01/30
              New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C:
     9,000      6.500%, 1/01/08                                                       No Opt. Call       AAA     10,368,810
     2,770      6.500%, 1/01/16                                                       No Opt. Call        A-      3,315,302
              New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000A:
     9,275      5.500%, 1/01/25                                                      1/10 at 100.00      AAA      9,635,798
    10,000      5.500%, 1/01/27                                                      1/10 at 100.00       A-     10,389,000
     2,000      5.500%, 1/01/30                                                      1/10 at 100.00      AAA      2,071,440
     5,000    The Port Authority of New York and New Jersey, Consolidated Bonds,     6/05 at 101.00      AAA      5,266,000
                One Hundredth Series, 5.750%, 6/15/30
     3,150    The Port Authority of New York and New Jersey, Consolidated Bonds,     7/04 at 101.00      AA-      3,240,626
                Ninety-Fifth Series, 6.125%, 7/15/29 (Alternative Minimum Tax)



21



   Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION (continued)
$    4,300    The Port Authority of New York and New Jersey, Special Project Bonds  12/02 at 102.00       BB $    4,305,848
                (Delta Air Lines, Inc. Project - LaGuardia Airport Passenger
                Terminal), Series 1R, 6.950%, 6/01/08
     3,930    The Port Authority of New York and New Jersey, Consolidated Bonds,     7/08 at 101.00      AA-      3,798,659
                One Hundred Twenty Second Series, 5.125%, 1/15/36
                (Alternative Minimum Tax)
              The Port Authority of New York and New Jersey, Consolidated Bonds,
              One Hundred Twenty Fifth Series:
     2,280      5.000%, 10/15/26                                                     4/12 at 101.00      AAA      2,262,398
     5,000      5.000%, 4/15/32                                                      4/12 at 101.00      AAA      4,924,950
     6,850    The Port Authority of New York and New Jersey, Consolidated Bonds,    10/07 at 101.00      AAA      6,965,560
                One Hundred Twenty First Series, 5.375%, 10/15/35
              The Port Authority of New York and New Jersey, Special Project
              Bonds (JFK International Air Terminal LLC Project), Series 6:
     3,500      7.000%, 12/01/12 (Alternative Minimum Tax)                            No Opt. Call       AAA      4,168,465
     6,605      5.750%, 12/01/22 (Alternative Minimum Tax)                          12/07 at 102.00      AAA      6,848,725
    12,130      5.750%, 12/01/25 (Alternative Minimum Tax)                          12/07 at 100.00      AAA     12,432,644
-----------------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 6.7%
       500    The Mercer County Improvement Authority, New Jersey, Revenue Bonds    12/03 at 102.00      Aa2***     540,565
                (Library System), Series 1994A, 6.000%, 12/01/14
                (Pre-refunded to 12/01/03)
       760    Middlesex County, New Jersey, Certificates of Participation, Series    2/04 at 101.00      AAA        817,958
                1994, 6.125%, 2/15/19 (Pre-refunded to 2/15/04)
     5,000    New Jersey, General Obligation Bonds, Various Series, 6.375%,          8/02 at 101.50    AA***      5,097,800
                8/01/11 (Pre-refunded to 8/01/02)
       600    The Passaic Valley Water Commission, New Jersey, 1992 Water Supply    12/02 at 102.00      AAA        625,674
                System Revenue Bonds, Series A, 6.400%, 12/15/22
                (Pre-refunded to 12/15/02)
     5,000    Commonwealth of Puerto Rico, Public Improvement Refunding Obligation   7/05 at 101.50      AAA      5,570,950
                Bonds, Series 1995, 5.750%, 7/01/24 (Pre-refunded to 7/01/05)
     7,500    Puerto Rico Infrastructure Financing Authority, Special               10/10 at 101.00      AAA      7,821,450
                 Obligation Bonds, 2000 Series A, 5.500%, 10/01/34
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 8.3%
     3,700    Camden County Pollution Control Financing Authority, New Jersey,      12/02 at 101.00       B2      3,701,443
                Solid Waste Disposal and Resource Recovery System Revenue Bonds,
                Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)
     3,500    Camden County Pollution Control Financing Authority, New Jersey,      12/02 at 101.00       B2      3,501,540
                Solid Waste Disposal and Resource Recovery System Revenue
                Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative Minimum Tax)
       400    New Jersey Economic Development Authority, Adjustable Fixed-Rate       7/02 at 102.50       A2        416,280
                Pollution Control Revenue Bonds (Jersey Central Power and Light
                Company Project), 1985 Series, 7.100%, 7/01/15
     5,950    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,   7/09 at 101.50      AAA      6,443,553
                Series FF, 5.250%, 7/01/13
     5,000    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,     No Opt. Call      AAA      5,924,900
                Series Y, 7.000%, 7/01/07
     2,500    Salem County Pollution Control Financing Authority, New Jersey,         4/12 at 101.00    Baa1      2,502,700
                Pollution Control Revenue Refunding Bonds (PSEG Power LLC
                Project), 2001 Series A, 5.750%, 4/01/31 (Alternative Minimum Tax)
     3,000    The Union County Utilities Authority, New Jersey, Solid Waste Facility  6/08 at 101.00     AAA      2,896,080
                Senior Lease Revenue Bonds (Ogden Martin Systems of Union, Inc.
                Lessee), Series 1998A, 5.000%, 6/01/23 (Alternative Minimum Tax)



22



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 9.9%
              Cape May County Municipal Utilities Authority, New Jersey, Sewer
              Revenue Refunding Bonds, Series 1992A:
$    2,000      6.000%, 1/01/11                                                      1/03 at 102.00      AAA $    2,083,620
     7,600      5.750%, 1/01/16                                                      1/03 at 102.00      AAA      7,889,331
     3,000    Jersey City Municipal Utilities Authority, Hudson County, New Jersey,  7/08 at 102.00      AAA      3,024,450
                Sewer Revenue Bonds, Series 2001A-2, 5.200%, 7/15/21
                (Alternative Minimum Tax)
     7,500    New Jersey Economic Development Authority, Water Facilities Revenue    5/06 at 102.00      AAA      7,899,675
                Bonds (New Jersey-American Water Company), Series 1996, 6.000%,
                5/01/36 (Alternative Minimum Tax)
     6,250    New Jersey Economic Development Authority, Water Facilities Revenue    7/08 at 102.00      AAA      6,214,870
                Bonds (New Jersey-American Water Company, Inc. Project),
                Series 1998A, 5.250%, 7/01/38 (Alternative Minimum Tax)
     3,000    The North Hudson Sewerage Authority, New Jersey, Sewer Revenue         8/12 at 100.00      Aaa      3,149,700
                Refunding Bonds, Series 2002A,
                5.250%, 8/01/18
-----------------------------------------------------------------------------------------------------------------------------
$  443,648    Total Investments (cost $444,499,422) - 151.2%                                                    461,027,530
===========------------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 0.2%
$      500    The Port Authority of New York and New Jersey, Special Obligation Bonds                 VMIG-1        500,000
===========     Versatile Structure, Variable Rate Demand Bonds, Third Series, 1.900%, 6/01/20+
              ---------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                              5,280,363
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.1)%                                               (162,000,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $  304,807,893
              ===============================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

(DD) Portion of security purchased on a delayed delivery basis.

+ Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




See accompanying notes to financial statements.



23




           Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              BASIC MATERIALS - 0.4%
$      710    New Jersey Economic Development Authority, Economic Growth Bonds,     12/03 at 102.00      Aa3 $      742,021
                Composite Issue, 1992 Second Series T, 5.300%, 12/01/07
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES - 3.4%
     6,220    The Children's Trust Fund, Puerto Rico, Tobacco Settlement              7/10 at 100.00     Aa3       6,353,917
                Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 15.8%
              New Jersey Higher Education Student Assistance Authority, Student
              Loan Revenue Bonds, 2000 Series A:
     3,180      5.700%, 6/01/08 (Alternative Minimum Tax)                              No Opt. Call      AAA      3,495,997
     2,140      6.000%, 6/01/15 (Alternative Minimum Tax)                            6/10 at 101.00      AAA      2,326,651
     3,280    New Jersey Economic Development Authority, Economic Development          No Opt. Call      N/R      3,605,245
                Bonds (Yeshiva Ktana of Passaic 1992 Project), 8.000%, 9/15/18
     2,965    New Jersey Economic Development Authority, School Revenue Bonds        2/08 at 101.00      N/R      2,930,487
                (Gill/St. Bernard School), Series 1998, 6.000%, 2/01/25
       600    New Jersey Educational Facilities Authority, Revenue Bonds (Trenton    7/02 at 100.00       A-        602,418
                State College Issue), Series 1976D, 6.750%, 7/01/08
     2,095    New Jersey Educational Facilities Authority, Refunding Revenue Bonds   8/02 at 102.00      AAA      2,145,720
                (Trenton State College Issue), Series 1992E, 6.000%, 7/01/09
                (Pre-refunded to 8/01/02)
     1,000    New Jersey Educational Facilities Authority, Revenue Bonds (New        7/04 at 102.00      AAA      1,074,540
                Jersey Institute of Technology Issue), Series 1994A, 6.000%, 7/01/24
     3,330    New Jersey Educational Facilities Authority, Revenue Bonds (Montclair  7/06 at 101.00      AAA      3,521,242
                State University Dormitory/Cafeteria Facility), Series 1996C,
                5.400%, 7/01/12
     2,500    New Jersey Educational Facilities Authority, Revenue Bonds (Princeton  7/10 at 100.00      AAA      2,677,825
                University), Series 2000E, 5.500%, 7/01/17
       520    New Jersey Higher Education Assistance Authority, Student Loan         7/02 at 102.00       A+        531,008
                Revenue Bonds (New Jersey Class Loan Program), 1992 Series A,
                6.125%, 7/01/09 (Alternative Minimum Tax)
     3,640    New Jersey Higher Education Assistance Authority, Student Loan         6/09 at 101.00      AAA      3,750,984
                Revenue Bonds, 1999 Series A, 5.250%, 6/01/18
                (Alternative Minimum Tax)
     3,000    University of Medicine and Dentistry, New Jersey, Revenue Bonds,      12/12 at 100.00      AAA      2,979,300
                Series 2002A, 5.000%, 12/01/31
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 10.6%
              New Jersey Healthcare Facilities Financing Authority, Revenue
              Bonds (Dover General Hospital and Medical Center Issue), Series
              1994:
     1,015      7.000%, 7/01/03                                                        No Opt. Call      AAA      1,069,028
       800      7.000%, 7/01/04                                                        No Opt. Call      AAA        876,112
     3,500    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/11 at 100.00       A3      3,513,475
                (Kennedy Health System), Series 2001, 5.625%, 7/01/31
     1,710    New Jersey Healthcare Facilities Financing Authority, Revenue          1/12 at 100.00       AA      1,713,198
                Refunding Bonds (Bayshore Community Hospital), Series 2002,
                5.000%, 7/01/22
     1,130    New Jersey Healthcare Facilities Financing Authority, Revenue          7/12 at 100.00       A-      1,150,204
                Refunding Bonds (Atlantic City Medical Center), Series 2002,
                5.750%, 7/01/25
     1,500    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/12 at 100.00     Baa1      1,487,280
                (South Jersey Hospital), Series 2002, 5.875%, 7/01/21
     2,900    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    1/10 at 101.00       A2      2,984,564
                (Hackensack University Medical Center Issue), Series 2000,
                6.000%, 1/01/34





24


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE (continued)
$    2,000    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/10 at 100.00      AAA $    2,208,260
                (The Society of the Valley Obligated Group Issue), Series 2000,
                5.750%, 7/01/15
     1,800    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/09 at 101.00      AAA      1,981,008
                (Meridian Health SystemObligated Group Issue), Series 1999,
                5.625%, 7/01/12
     2,900    Puerto Rico Industrial, Medical, Educational and Environmental       12/03 at 103.00       A2       2,932,567
                Pollution Control Facilities Financing Authority, Adjustable Rate
                Industrial Revenue Bonds (American Home Products Corporation),
                1983 Series A, 5.100%, 12/01/18
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 8.1%
       755    Long Branch Housing Finance Corporation, New Jersey, Section 8        10/02 at 100.00      N/R        758,624
                Assisted Housing Revenue Bonds (Washington Manor Associates
                Ltd. - 1980 Elderly Project), 10.000%, 10/01/11
     4,000    New Jersey Housing and Mortgage Finance Agency, Multifamily Housing   11/02 at 101.00      AAA      4,087,200
                Revenue Refunding Bonds (Presidential Plaza at Newport Project -
                FHA-Insured Mortgages), 1991 Series 1, 7.000%, 5/01/30
     2,875    New Jersey Housing and Mortgage Finance Agency, Multifamily Housing    5/05 at 102.00      AAA      3,031,803
                Revenue Bonds, 1995 Series A, 6.000%, 11/01/14
     7,000    New Jersey Housing and Mortgage Finance Agency, Multifamily Housing   11/07 at 101.50      AAA      7,126,070
                Revenue Bonds, 1997 Series A, 5.550%, 5/01/27
                (Alternative Minimum Tax)
       135    New Jersey Housing and Mortgage Finance Agency, Housing Revenue       11/02 at 102.00       A+        138,794
                Refunding Bonds, 1992 Series One, 6.700%, 11/01/28
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 7.0%
     1,000    New Jersey Housing and Mortgage Finance Agency, Home Buyer            10/05 at 101.50      AAA      1,042,540
                Revenue Bonds, 1995 Series O, 6.300%, 10/01/23
                (Alternative Minimum Tax)
       525    New Jersey Housing and Mortgage Finance Agency, Home Buyer             4/06 at 101.50      AAA        552,190
                Revenue Bonds, 1996 Series P, 5.650%, 4/01/14
     6,130    New Jersey Housing and Mortgage Finance Agency, Home Buyer             4/07 at 101.50      AAA      6,370,112
                Revenue Bonds, 1996 Series S, 6.050%, 10/01/28
                (Alternative Minimum Tax)
              New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue
              Bonds, 1997 Series U:
     1,965      5.700%, 10/01/14 (Alternative Minimum Tax)                          10/07 at 101.50      AAA      2,076,081
     1,500      5.850%, 4/01/29 (Alternative Minimum Tax)                           10/07 at 101.50      AAA      1,542,480
     1,000    New Jersey Housing and Mortgage Finance Agency, Home Buyer            10/08 at 101.50      AAA        998,500
                Revenue Bonds, 1998 Series X, 5.350%, 4/01/29
                (Alternative Minimum Tax)
       500    New Jersey Housing and Mortgage Finance Agency, Home Buyer               No Opt. Call      AAA        530,185
                Revenue Bonds, 2000 Series CC, 4.600%, 10/01/09
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 0.5%
     1,000    New Jersey Economic Development Authority, Economic Development          No Opt. Call     Baa3        989,800
                Revenue Refunding Bonds (Kapkowski Road Landfill Project),
                Series 2002, 5.750%, 10/01/21
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 1.8%
     3,255    New Jersey Economic Development Authority, Revenue Bonds (Morris       4/03 at 103.00       A+      3,390,961
                Hall/St. Lawrence, Inc. Project), Series 1993A, 6.150%, 4/01/13
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 11.2%
     2,460    The Board of Education of Freehold Regional High School District,        No Opt. Call      AAA      2,581,450
                Monmouth County, New Jersey, School District Refunding Bonds,
                Series 2001, 5.000%, 3/01/17
              State of New Jersey, General Obligation Bonds, Series D:
     2,760      5.750%, 2/15/06                                                        No Opt. Call       AA      3,042,127
     4,000      5.800%, 2/15/07                                                        No Opt. Call       AA      4,464,200
     2,500      6.000%, 2/15/11                                                        No Opt. Call       AA      2,872,575
     1,560      6.000%, 2/15/13                                                        No Opt. Call       AA      1,803,766
     4,000    County of Passaic, New Jersey, General Improvement Refunding Bonds,      No Opt. Call      AAA      4,357,200
                Series 1993, 5.125%, 9/01/12
     1,800    The Township of Woodbridge, Middlesex County, New Jersey, Sewer        7/09 at 102.00      Aaa      1,874,142
                Utility Bonds, Series 1999, 5.300%, 7/01/20



25



     Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)

                     Portfolio of Investments June 30, 2002


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 21.1%
$    1,275    Camden County Improvement Authority, New Jersey, County Guaranteed    10/05 at 102.00      AAA $    1,362,261
                Lease Revenue Bonds, Series 1995, 5.625%, 10/01/15
     1,000    Hudson County Improvement Authority, New Jersey, Utility System        1/08 at 101.50      AAA      1,023,880
                Revenue Bonds (Harrison Franchise Acquisition Project),
                Series 1997, 5.350%, 1/01/27
     2,250    New Jersey Building Authority, State Building Revenue Bonds, Series    6/10 at 100.00      AA-      2,286,720
                2000A, 5.125%, 6/15/20
     2,000    New Jersey Economic Development Authority, Lease Revenue Bonds        11/08 at 101.00      Aaa      1,923,080
                (Bergen County Administration Complex), Series 1998,
                4.750%, 11/15/26
     1,000    New Jersey Economic Development Authority, Revenue Bonds (Public       8/03 at 102.00      AAA      1,058,730
                Schools Small Project Loan Program), Series 1993, 5.400%, 8/15/12
     1,500    New Jersey Economic Development Authority, Market Transition Facility    No Opt. Call      AAA      1,643,640
                Senior Lien Revenue Bonds, Series 1994A, 7.000%, 7/01/04
     2,025    New Jersey Transportation Trust Fund Authority, Transportation System 12/11 at 100.00      AAA      2,276,060
                Bonds, 2001 Series B, 6.000%, 12/15/19
              New Jersey Transportation Trust Fund Authority, Transportation System
              Bonds, 1995 Series A:
       385      5.500%, 6/15/12                                                      6/05 at 102.00      AAA        407,330
     5,000      5.000%, 6/15/15                                                      6/05 at 102.00      AAA      5,138,000
       685    New Jersey Transportation Trust Fund Authority, Transportation System  6/05 at 102.00      AAA        720,004
                Bonds, 1995 Series B, 5.500%, 6/15/15
     1,040    Passaic Valley Sewerage Commissioners, New Jersey, Sewer System       12/02 at 102.00      AAA      1,078,709
                Bonds, Series D, 5.750%, 12/01/10
       510    The Board of Education of the Township of Piscataway, Middlesex        6/03 at 102.00      AAA        537,107
                County, New Jersey, Certificates of Participation, 1993
                Series, 5.375%, 12/15/10
     8,160    Puerto Rico Public Building Authority, Public Education and Health     7/03 at 101.50       A-      8,548,906
                Facilities Refunding Bonds, Guaranteed by the Commonwealth of
                Puerto Rico, Series M, 5.750%, 7/01/15
     7,500    Puerto Rico Municipal Finance Agency, Revenue Bonds, 1999 Series A,    8/09 at 101.00      AAA      8,059,800
                5.500%, 8/01/17
     1,000    The Stony Brook Regional Sewerage Authority, Princeton, New Jersey,      No Opt. Call      AA-      1,117,250
                Revenue Refunding Bonds, 1993 Series B, 5.450%, 12/01/12
     2,250    Western Monmouth Utilities Authority, New Jersey, Revenue Refunding    2/05 at 102.00      AAA      2,386,620
                Bonds, 1995 Series A, 5.600%, 2/01/14
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 35.7%
     5,000    Delaware River Port Authority, New Jersey, Port District Project       1/08 at 101.00      AAA      5,067,850
                Bonds, Series 1998B, 5.000%, 1/01/19
              New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C:
     1,340      6.500%, 1/01/08                                                        No Opt. Call       A-      1,536,565
     2,185      6.500%, 1/01/16                                                        No Opt. Call      AAA      2,649,793
     3,505      6.500%, 1/01/16                                                        No Opt. Call      AAA      4,250,584
     8,420      6.500%, 1/01/16                                                        No Opt. Call       A-     10,077,561
     2,495    New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000A,   1/10 at 100.00      AAA      2,592,056
                5.500%, 1/01/25
     3,000    The Port Authority of New York and New Jersey, Consolidated Bonds,    10/04 at 101.00      AAA      3,258,630
                Ninety Sixth Series, 6.600%, 10/01/23 (Alternative Minimum Tax)
              The Port Authority of New York and New Jersey, Consolidated Bonds,
              Ninety-Ninth Series:
     1,200      5.750%, 11/01/09 (Alternative Minimum Tax)                           5/05 at 101.00      AAA      1,302,168
     2,500      5.750%, 11/01/14 (Alternative Minimum Tax)                           5/05 at 101.00      AAA      2,661,175
     1,500    The Port Authority of New York and New Jersey, Consolidated Bonds,     7/06 at 101.00      AA-      1,583,220
                One Hundred Sixth Series, 6.000%, 7/01/16
                (Alternative Minimum Tax)
              The Port Authority of New York and New Jersey, Consolidated Bonds,
              One Hundredth Series:
     2,500      5.750%, 12/15/20                                                     6/05 at 101.00      AAA      2,594,625
     2,000      5.750%, 6/15/30                                                      6/05 at 101.00      AAA      2,106,400
     2,000    The Port Authority of New York and New Jersey, Consolidated Bonds,     6/05 at 101.00      AA-      2,057,340
                One Hundred Twelfth Series, 5.250%, 12/01/13
                (Alternative Minimum Tax)



26


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION (continued)
$    2,000    The Port Authority of New York and New Jersey, Consolidated Bonds,     4/12 at 101.00      AAA $    1,969,980
                One Hundred Twenty Fifth Series, 5.000%, 4/15/32
              The Port Authority of New York and New Jersey, Special Project
              Bonds (JFK International Air Terminal LLC Project), Series 6:
    10,000      5.750%, 12/01/22 (Alternative Minimum Tax)                          12/07 at 102.00      AAA     10,369,000
    11,000      5.750%, 12/01/25 (Alternative Minimum Tax)                          12/07 at 100.00      AAA     11,274,450
     1,435    South Jersey Transportation Authority, New Jersey, Transportation     11/09 at 101.00      AAA      1,455,119
                System Revenue Bonds, 1999 Series, 5.125%, 11/01/22
-----------------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 12.1%
     1,000    The Essex County Utilities Authority, New Jersey, Solid Waste System   4/06 at 102.00      AAA      1,118,150
                Revenue Bonds, Secured by a County Deficiency Agreement,
                Series 1996A, 5.600%, 4/01/16 (Pre-refunded to 4/01/06)
       745    New Jersey Healthcare Facilities Financing Authority, Refunding        8/04 at 102.00      Aa2***     815,872
                Revenue Bonds (Wayne General Hospital Corp. Issue - FHA-Insured
                Mortgage), Series B, 5.750%, 8/01/11 (Pre-refunded to 8/01/04)
     2,000    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/04 at 102.00      AAA      2,206,820
                (Monmouth Medical Center Issue), Series C, 6.250%, 7/01/16
                (Pre-refunded to 7/01/04)
              New Jersey Educational Facilities Authority, Revenue Bonds (Trenton
              State College Issue), Series 1996A:
     4,000      5.100%, 7/01/21 (Pre-refunded to 7/01/06)                            7/06 at 101.00      AAA      4,386,320
     3,750      5.125%, 7/01/24 (Pre-refunded to 7/01/06)                            7/06 at 101.00      AAA      4,115,700
     2,500    New Jersey Educational Facilities Authority, Revenue Bonds (Rowan      7/06 at 101.00      AAA      2,826,225
                College of New Jersey Issue), Series 1996E, 6.000%, 7/01/21
                (Pre-refunded to 7/01/06)
     2,000    New Jersey Transit Corporation, Federal Transit Administration Grants, 9/09 at 100.00      AAA      2,317,520
                Certificates of Participation, Series 2000A, 6.125%, 9/15/15
                (Pre-refunded to 9/15/09)
       115    New Jersey Transportation Trust Fund Authority, Transportation System    No Opt. Call      AAA        127,020
                Bonds, 1995 Series A, 5.500%, 6/15/12
       415    New Jersey Transportation Trust Fund Authority, Transportation System  6/05 at 102.00      AAA        458,376
                Bonds, 1995 Series B, 5.500%, 6/15/15 (Pre-refunded to 6/15/05)
       580    New Jersey Turnpike Authority, Turnpike Revenue Bonds, 1984 Series,      No Opt. Call      AAA        605,845
                10.375%, 1/01/03
              Sparta Township School District, New Jersey, General Obligation Bonds
              (Unlimited Tax):
     1,100      5.800%, 9/01/19 (Pre-refunded to 9/01/06)                            9/06 at 100.00      AAA      1,229,954
     1,100      5.800%, 9/01/20 (Pre-refunded to 9/01/06)                            9/06 at 100.00      AAA      1,229,954
     1,100      5.800%, 9/01/21 (Pre-refunded to 9/01/06)                            9/06 at 100.00      AAA      1,229,954
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 2.7%
     2,835    Camden County Pollution Control Financing Authority, New Jersey,      12/02 at 101.00       B2      2,833,526
                Solid Waste Disposal and Resource Recovery System Revenue Bonds,
                Series 1991D, 7.250%, 12/01/10
     2,000    Puerto Rico Electric Power Authority, Power Revenue Refunding Bond,    7/09 at 101.50      AAA      2,165,900
                Series FF, 5.250%, 7/01/13
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 17.3%
     5,250    Cape May County, New Jersey, Municipal Utilities Authority, Sewer      1/03 at 102.00      AAA      5,449,868
                Revenue Refunding Bonds, Series 1992A, 5.750%, 1/01/16
     1,000    The Jersey City Sewerage Authority, Hudson County, New Jersey, Sewer     No Opt. Call      AAA      1,178,050
                Revenue Refunding Bonds, Series 1993, 6.250%, 1/01/14
     3,100    New Jersey Economic Development Authority, Water Facilities Revenue    3/04 at 102.00      AAA      3,201,277
                Refunding Bonds (Hackensack Water Company Project), 1994
                Series B, 5.900%, 3/01/24 (Alternative Minimum Tax)
     3,250    New Jersey Economic Development Authority, Water Facilities Revenue    7/08 at 102.00      AAA      3,231,735
                Bonds (New Jersey-American Water Company, Inc. Project), Series
                1998A, 5.250%, 7/01/38 (Alternative Minimum Tax)



27



    Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER (continued)
$    6,950    New Jersey Environmental Infrastructure Trust, Environmental           9/11 at 101.00      AAA $    6,886,964
                Infrastructure Bonds, Series 2001A, 4.750%, 9/01/20
     7,000    The North Hudson Sewerage Authority, New Jersey, Sewer Revenue         8/06 at 101.00      AAA      7,068,950
                Bonds, Series 1996, 5.125%, 8/01/22
     3,500    The North Hudson Sewerage Authority, New Jersey, Sewer Revenue         8/12 at 100.00      Aaa      3,648,854
                Refunding Bonds, Series 2002A, 5.250%, 8/01/19
     1,500    The Wanaque Valley Regional Sewerage Authority, Passaic County,          No Opt. Call      AAA      1,692,430
                New Jersey, Insured Sewer
                Revenue Refunding Bonds, 1993 Series B, 5.750%, 9/01/18
-----------------------------------------------------------------------------------------------------------------------------
$  261,605    Total Investments (cost $260,681,430) - 147.7%                                                    276,683,728
==========-------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                              2,308,864
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                (91,600,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $  187,392,592
              ===============================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.




See accompanying notes to financial statements.




28



            Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)

                     Portfolio of Investments June 30, 2002


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER CYCLICALS - 0.3%
$      250    New Jersey Economic Development Authority, Industrial Development      4/06 at 102.00      Ba3 $      253,025
                Revenue Refunding Bonds (Newark Airport Marriott Hotel), Series
                1996, 7.000%, 10/01/14
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES - 6.3%
     5,715    The Children's Trust Fund, Puerto Rico, Tobacco Settlement              7/10 at 100.00     Aa3      5,956,287
                Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 17.7%
     2,000    New Jersey Educational Facilities Authority, Revenue Bonds (Rowan      7/11 at 101.00      AAA      1,986,360
                University), Series 2001C, 5.000%, 7/01/31
       200    New Jersey Educational Facilities Authority, Revenue Refunding Bonds   7/11 at 100.00      AAA        212,302
                (Seton Hall University Project), Series 2001A, 5.250%, 7/01/16
              New Jersey Educational Facilities Authority, Revenue Refunding
              Bonds (Seton Hall University Project), Series 2001G:
     3,820      4.875%, 7/01/21                                                      7/11 at 100.00      AAA      3,810,603
     1,600      5.000%, 7/01/26                                                      7/11 at 100.00      AAA      1,598,880
     1,000    New Jersey Educational Facilities Authority, Revenue Bonds (New        7/11 at 100.00      AAA      1,045,620
                Jersey Institute of Technology), Series 2001G, 5.250%, 7/01/18
     1,565    New Jersey Educational Facilities Authority, Revenue Bonds (Princeton  7/10 at 100.00      AAA      1,655,582
                University), Series 2000E, 5.250%, 7/01/16
              Puerto Rico Industrial, Educational, Medical and Environmental
              Control Facilities Financing Authority, Higher Education Revenue
              Bonds (University of the Sacred Heart Project), Series 2001:
     2,000      5.250%, 9/01/21                                                      9/11 at 100.00      BBB      2,002,000
     2,000      5.250%, 9/01/31                                                      9/11 at 100.00      BBB      1,957,460
       500    Puerto Rico Industrial, Tourist, Educational, Medical and             12/12 at 101.00      BBB        493,160
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Refunding Bonds (Ana G. Mendez University
                System Project), Series 2002, 5.500%, 12/01/31
     1,905    University of Puerto Rico, University System Revenue Bonds, Series M,  6/05 at 101.50      AAA      1,922,583
                5.250%, 6/01/25
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 33.0%
     3,500    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/11 at 100.00       A3      3,513,475
                (Kennedy Health System), Series 2001, 5.625%, 7/01/31
       900    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/12 at 100.00     Baa1        892,368
                (South Jersey Hospital), Series 2002, 5.875%, 7/01/21
     1,100    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds      No Opt. Call      AAA      1,220,681
                (Kennedy Health System Obligated Group), Series 1998B,
                5.750%, 7/01/06
       500    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/10 at 101.00     BBB-        541,305
                (Trinitas Hospital Obligated Group Issue), Series 2000,
                7.500%, 7/01/30
              New Jersey Healthcare Facilities Financing Authority, Revenue
              Bonds (Robert Wood Johnson University Hospital), Series 2000:
     3,000      5.750%, 7/01/25                                                      7/10 at 100.00       A+      3,131,880
    13,235      5.750%, 7/01/31                                                      7/10 at 100.00       A+     13,667,387
     6,000    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    1/09 at 101.00      AAA      5,462,880
                (Virtua Health System), Series 1998, 4.500%, 7/01/28
     2,500    New Jersey Healthcare Facilities Financing Authority, Revenue          7/09 at 101.00       A2      2,502,400
                Refunding Bonds (Burdette Tomlin Memorial Hospital),
                Series 1999, 5.500%, 7/01/29





29



      Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)

                     Portfolio of Investments June 30, 2002


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 0.4%
$      390    New Jersey Economic Development Authority, District Heating and       12/03 at 102.00     BBB- $      393,553
                Cooling Revenue Bonds (Trigen-Trenton Project), 1993 Series B,
                6.100%, 12/01/04 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 1.5%
              New Jersey Economic Development Authority, Economic Development
              Revenue Bonds (Masonic Charity Foundation Project), Series 2001:
     1,000      6.000%, 6/01/25                                                      6/11 at 102.00       A+      1,078,540
       335      5.500%, 6/01/31                                                      6/11 at 102.00       A+        342,300
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 18.7%
              Board of Education of the Township of Hamilton, Mercer County, New
              Jersey, General Obligation Bonds, Series 2001:
     1,850      4.750%, 8/15/18                                                      8/10 at 100.00      AAA      1,864,171
     1,630      4.750%, 8/15/19                                                      8/10 at 100.00      AAA      1,633,733
              Commonwealth of Puerto Rico, Public Improvement Refunding General
              Obligation Bonds, Series of 2001:
     3,500      5.250%, 7/01/27                                                      7/11 at 100.00      AAA      3,557,225
    10,500      5.125%, 7/01/30                                                      7/11 at 100.00      AAA     10,560,900
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 12.1%
              New Jersey Economic Development Authority, School Facilities
              Construction Bonds, 2001 Series A:
     2,000      5.250%, 6/15/19                                                      6/11 at 100.00      AAA      2,077,460
     2,400      5.000%, 6/15/21                                                      6/11 at 100.00      AAA      2,418,072
     3,110    New Jersey Transportation Trust Fund Authority, Transportation System  6/09 at 100.00      AA-      3,178,700
                Bonds, 1998 Series A, 5.000%, 6/15/17
     2,350    Puerto Rico Highway and Transportation Authority, Transportation       7/18 at 100.00      AAA      2,202,185
              Revenue Bonds, Series A, 4.750%, 7/01/38
     1,500    Virgin Islands Public Finance Authority, Revenue and Refunding Bonds  10/08 at 101.00       AA      1,548,570
                (Virgin Islands Matching Fund Loan Notes), Series 1998A (Senior
                Lien/Refunding), 5.500%, 10/01/18
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 24.7%
     8,000    New Jersey Economic Development Authority, Special Facilities Revenue 11/10 at 101.00       B+      7,426,080
                Bonds (Continental Airlines, Inc. Project), Series 2000, 7.000%,
                11/15/30 (Alternative Minimum Tax)
     3,000    The Port Authority of New York and New Jersey, Consolidated Bonds,     1/07 at 101.00      AAA      3,049,530
                One Hundred Ninth Series, 5.375%, 1/15/32
     3,500    The Port Authority of New York and New Jersey, Consolidated Bonds,    10/07 at 101.00      AAA      3,572,625
                One Hundred Twentieth Series, 5.500%, 10/15/35
                (Alternative Minimum Tax)
     5,000    The Port Authority of New York and New Jersey, Special Project Bonds  12/07 at 102.00      AAA      5,184,500
                (JFK International Air Terminal LLC Project), Series 6, 5.750%,
                12/01/22 (Alternative Minimum Tax)
     4,000    South Jersey Transportation Authority, New Jersey, Transportation     11/09 at 101.00      AAA      4,056,080
                System Revenue Bonds, 1999 Series, 5.125%, 11/01/22
-----------------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 4.4%
     4,000    Puerto Rico Infrastructure Financing Authority, Special Obligation    10/10 at 101.00      AAA      4,165,720
                Bonds, 2000 Series A, 5.500%, 10/01/40
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 3.2%
     3,045    Pollution Control Financing Authority of Camden County, New Jersey,   12/02 at 101.00       B2      3,046,188
                Solid Waste Disposal and Resource Recovery System Revenue
                Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)




30


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 26.4%
$    4,635    New Jersey Economic Development Authority, Water Facilities Revenue    5/08 at 102.00      AAA $    4,683,946
                Bonds (New Jersey - American Water Company Project),
                Series 1997B, 5.375%, 5/01/32
     7,000    New Jersey Economic Development Authority, Water Facilities Revenue    2/08 at 102.00      AAA      7,045,150
                Bonds (Middlesex Water Company Project), Series 1998, 5.350%,
                2/01/38 (Alternative Minimum Tax)
     5,000    New Jersey Economic Development Authority, Water Facilities Revenue    7/08 at 102.00      AAA      4,971,900
                Bonds (New Jersey - American Water Company, Inc. Project),
                Series 1998A, 5.250%, 7/01/38 (Alternative Minimum Tax)
     2,775    New Jersey Environmental Infrastructure Trust, Environmental           9/08 at 101.00      AAA      2,717,058
                Infrastructure Bonds, Series 1998A, 4.500%, 9/01/18
    15,840    The North Hudson Sewerage Authority, New Jersey, Sewer                   No Opt. Call      Aaa      5,336,970
                Refunding Revenue Bonds, Series 2001A, 0.000%, 8/01/23
-----------------------------------------------------------------------------------------------------------------------------
$  149,650    Total Investments (cost $138,652,292) - 148.7%                                                    139,937,394
==========-------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                              2,192,906
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.0)%                                                (48,000,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $   94,130,300
              ===============================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.




See accompanying notes to financial statements.



31



           Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)

                     Portfolio of Investments June 30, 2002


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER CYCLICALS - 1.9%
$    1,250    New Jersey Economic Development Authority, Industrial Development      4/06 at 102.00      Ba3 $    1,265,125
                Revenue Refunding Bonds (Newark Airport Marriott Hotel), Series
                1996, 7.000%, 10/01/14
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES - 6.7%
     3,000    The Children's Trust Fund, Puerto Rico, Tobacco Settlement             7/10 at 100.00     Aa3       3,126,660
                Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
     1,325    Tobacco Settlement Financing Corporation of the Virgin Islands,        5/11 at 100.00       A3      1,230,501
                Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 15.5%
     1,090    New Jersey Educational Facilities Authority, Revenue Refunding Bonds   7/12 at 100.00       AA      1,122,449
                (Rider University), Series 2002A, 5.000%, 7/01/17
     3,000    New Jersey Educational Facilities Authority, Revenue Bonds (College    7/12 at 100.00      AAA      2,994,780
                of New Jersey Project), Series 2002C, 4.750%, 7/01/19
              Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
              Control Facilities Financing Authority, Higher Education Revenue Bonds
              (Ana G. Mendez University System Project), Series 1999:
     2,000      5.375%, 2/01/19                                                      2/09 at 101.00      BBB      2,009,460
     1,000      5.375%, 2/01/29                                                      2/09 at 101.00      BBB        972,380
     3,000    University of Medicine and Dentistry, New Jersey, Revenue Bonds,      12/12 at 100.00      AAA      2,979,300
                Series 2002A, 5.000%, 12/01/31
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 28.8%
     1,500    New Jersey Healthcare Facilities Financing Authority, Revenue          7/07 at 102.00     BBB-      1,457,475
                Refunding Bonds (Saint Elizabeth Hospital Obligated Group),
                Series 1997, 6.000%, 7/01/27
              New Jersey Healthcare Facilities Financing Authority, Revenue
              Bonds (Jersey City Medical Center Issue, FHA-Insured Mortgage),
              Series 2001:
     1,000      5.000%, 8/01/31                                                      8/11 at 100.00      AAA        987,120
     1,925      5.000%, 8/01/41                                                      8/11 at 100.00      AAA      1,890,831
     1,150    New Jersey Healthcare Facilities Financing Authority, Revenue          1/12 at 100.00       AA      1,147,367
                Refunding Bonds (Bayshore Community Hospital), Series 2002,
                5.125%, 7/01/32
     1,000    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/12 at 101.00     BBB-      1,013,240
                (Palisades Medical Center of New York, Presbyterian Healthcare
                System), Series 2002, 6.625%, 7/01/31
     2,500    New Jersey Healthcare Facilities Financing Authority, Revenue          7/12 at 100.00      A-       2,544,700
                Refunding Bonds (Atlantic City Medical Center), Series 2002,
                5.750%, 7/01/25
     2,460    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/12 at 100.00     Baa1      2,439,139
                (South Jersey Hospital), Series 2002, 5.875%, 7/01/21
     3,500    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/10 at 100.00       A+      3,614,345
                (Robert Wood Johnson University Hospital), Series 2000,
                5.750%, 7/01/31
       510    New Jersey Healthcare Facilities Financing Authority, Revenue Bonds    7/09 at 101.00      AAA        515,809
                (Meridian Health System Obligated Group Issue), Series 1999,
                5.250%, 7/01/29
     3,100    Puerto Rico Industrial, Medical, Educational and Environmental        12/03 at 103.00       A2      3,134,813
                Pollution Control Facilities Financing Authority, Adjustable Rate
                Industrial Revenue Bonds (American Home Products Corporation),
                1983 Series A, 5.100%, 12/01/18





32



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 3.5%
$    2,250    New Jersey Housing and Mortgage Finance Agency, Multifamily           11/07 at 101.50      AAA $    2,289,533
                Housing Revenue Bonds, 1997 Series A, 5.650%, 5/01/40
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 4.1%
     2,700    New Jersey Economic Development Authority, Economic Development          No Opt. Call     Baa3      2,672,460
                Revenue Refunding Bonds (Kapkowski Road Landfill Project),
                Series 2002, 5.750%, 10/01/21
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 7.9%
              New Jersey Economic Development Authority, Economic Development
              Revenue Bonds (Masonic Charity Foundation Project), Series 2001:
     1,000      5.500%, 6/01/21                                                      6/11 at 102.00       A+      1,032,720
     4,000      5.500%, 6/01/31                                                      6/11 at 102.00       A+      4,087,160
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 7.7%
     3,000    The Township of Jackson, Ocean County, New Jersey, General Obligation  4/12 at 100.00      AAA      3,024,060
                Bonds, Series 2002, 5.000%, 4/15/21
     1,000    Old Bridge Township Board of Education, Middlesex County, New          7/11 at 100.00      AAA      1,001,060
                Jersey, General Obligation Bonds, Series 2002, 5.000%, 7/15/30
     1,000    Commonwealth of Puerto Rico, Public Improvement General Obligation     7/11 at 100.00      AAA      1,010,780
                Bonds, Series 2001, 5.125%, 7/01/23
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 13.5%
     3,000    The Brick Township Municipal Utilities Authority, Ocean County, New   12/12 at 100.00      Aaa      3,001,080
                Jersey, Revenue Bonds, Series 2002, 5.000%, 12/01/25
       680    New Jersey Transportation Trust Fund Authority, Transportation System 12/11 at 100.00      AAA        685,345
                Bonds, 2001 Series B, 5.000%, 12/15/21
     1,000    Puerto Rico Public Finance Corporation, Commonwealth Appropriation       No Opt. Call      AAA      1,036,150
                Bonds, 1998 Series A, 5.125%, 6/01/24
     4,000    Puerto Rico Public Finance Corporation, Commonwealth Appropriation     2/12 at 100.00     BBB+      4,088,000
                Bonds, 2002 Series E, 5.500%, 8/01/29
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 41.7%
     2,000    New Jersey Economic Development Authority, Special Facilities Revenue 11/10 at 101.00       B+      1,856,520
                Bonds (Continental Airlines, Inc. Project), Series 2000, 7.000%,
                11/15/30 (Alternative Minimum Tax)
     3,105    New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C,     No Opt. Call       A-      3,716,250
                6.500%, 1/01/16
     2,000    The Port Authority of New York and New Jersey, Special Project Bonds  12/02 at 102.00       BB      2,002,720
                (Delta Air Lines, Inc. Project - LaGuardia Airport Passenger
                Terminal), Series 1R, 6.950%, 6/01/08
     4,000    The Port Authority of New York and New Jersey, Consolidated Bonds,     6/14 at 100.00      AAA      3,875,440
                One Hundred Twenty Seventh Series, 5.125%, 6/15/37 (Alternative
                Minimum Tax) (WI, settling 7/10/02)
              The Port Authority of New York and New Jersey, Consolidated Bonds,
              One Hundred Twenty Fifth Series:
     3,000      5.000%, 10/15/26                                                     4/12 at 101.00      AAA      2,976,840
     7,000      5.000%, 4/15/32                                                      4/12 at 101.00      AAA      6,894,930
     1,000    The Port Authority of New York and New Jersey, Consolidated Bonds,    10/07 at 101.00      AAA        995,480
                One Hundred Twenty First Series, 5.125%, 10/15/30
     4,000    The Port Authority of New York and New Jersey, Special Project Bonds     No Opt. Call      AAA      4,763,960
                (JFK International Air Terminal LLC Project), Series 6, 7.000%,
                12/01/12 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 4.0%
     2,500    Puerto Rico Infrastructure Financing Authority, Special Obligation    10/10 at 101.00      AAA      2,603,575
                Bonds, 2000 Series A, 5.500%, 10/01/40




33



     Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)

                     Portfolio of Investments June 30, 2002


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 13.0%
$      405    Pollution Control Financing Authority of Camden County, New Jersey,   12/02 at 101.00       B2 $      405,158
                Solid Waste Disposal and Resource Recovery System Revenue Bonds,
                Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)
     2,500    Guam Power Authority, Revenue Bonds, 1999 Series A,                   10/09 at 101.00      AAA      2,515,275
                5.250%, 10/01/34
     2,500    New Jersey Economic Development Authority, Pollution Control Revenue     No Opt. Call     Baa1      2,537,200
                Refunding Bonds (PSEG Power LLC Project), Series 2001A,
                5.000%, 3/01/12
     3,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002        7/12 at 101.00      AAA      3,015,270
                Series II, 5.125%, 7/01/26
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 3.8%
     2,500    The Indianapolis Local Public Improvement Bond Bank, Indiana           7/12 at 100.00      AAA      2,482,950
                (Waterworks Project), Series 2002A, 5.250%, 7/01/33
-----------------------------------------------------------------------------------------------------------------------------
$   97,450    Total Investments (cost $97,784,423) - 152.1%                                                      99,015,410
==========-------------------------------------------------------------------------------------------------------------------

              SHORT-TERM INVESTMENTS - 8.4%
    4,100     New Jersey Economic Development Authority, Revenue Bonds                                VMIG-1      4,100,000
                (Lawrenceville School Project), Series 2001, Variable Rate Demand
                Obligations, 1.350%, 7/01/31+
    1,400     New Jersey Economic Development Authority, Variable Rate Demand                         VMIG-1      1,400,000
                Water Facilities Revenue Refunding Bonds (United Water New
                Jersey, Inc. Project), 1996 Series A, 1.800%, 11/01/26+
-----------------------------------------------------------------------------------------------------------------------------
$    5,500    Total Short-Term Investments (cost $5,500,000)                                                      5,500,000
==========-------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (7.5)%                                                           (4,861,999)
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.0)%                                                (34,500,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $   65,153,411
              ===============================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

(WI) Security purchased on a when-issued basis.

+ Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




See accompanying notes to financial statements.


34




           Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              CAPITAL GOODS - 2.1%
$    5,000    Pennsylvania Economic Development Financing Authority, Exempt          5/11 at 101.00       A3 $    4,964,500
                Facilities Revenue Bonds (Amtrak Project), Series 2001A, 6.375%,
                11/01/41 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES - 5.5%
    13,300    Pennsylvania Economic Development Financing Authority, Solid Waste       No Opt. Call      AA-     13,067,915
                Disposal Revenue Bonds (Procter & Gamble Paper Project),
                Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 20.2%
    10,000    Allegheny County Higher Education Building Authority, Pennsylvania,    3/12 at 100.00      AA-      9,885,000
                Revenue Bonds (Carnegie Mellon University), Series 2002,
                5.125%, 3/01/32
     2,000    Allegheny County Higher Education Building Authority, Pennsylvania,    9/08 at 102.00      BBB      1,891,420
                College Revenue Bonds (Chatham College), Series 1998A,
                5.250%, 9/01/18
     2,000    Chester County Industrial Development Authority, Pennsylvania,         1/12 at 100.00      AAA      1,960,700
                Educational Facilities Revenue Bonds (The Westtown School
                Project), Series 2002, 5.000%, 1/01/26
     3,000    Delaware County Authority, Pennsylvania, Haverford College Revenue    11/10 at 101.00       AA      3,179,340
                Bonds, Series 2000, 5.750%, 11/15/29
     1,000    The General Municipal Authority of the Borough of Harveys Lake,       11/09 at 100.00        A      1,035,580
                Pennsylvania, College Revenue Bonds (College Misericordia
                Project), Series 1999, 6.000%, 5/01/19
     1,450    Indiana County Industrial Development Authority, Pennsylvania,        11/06 at 100.00      AAA      1,491,746
                Revenue Bonds (The Student Cooperative Association, Inc. - Indiana
                University of Pennsylvania Student Union Project), Series 1999A,
                5.875%, 11/01/29
              Indiana County Industrial Development Authority, Pennsylvania, Revenue
              Bonds (The Student Cooperative Association, Inc. - Indiana University
              of Pennsylvania Student Union Project), Series 1999B:
       815      0.000%, 11/01/15                                                       No Opt. Call      AAA        428,902
       815      0.000%, 11/01/16                                                       No Opt. Call      AAA        403,075
       815      0.000%, 11/01/17                                                       No Opt. Call      AAA        378,062
       815      0.000%, 11/01/18                                                       No Opt. Call      AAA        354,476
       815      0.000%, 11/01/19                                                       No Opt. Call      AAA        331,787
     2,750    Northeastern Pennsylvania Hospital and Education Authority, Luzerne   10/08 at 100.00      AAA      2,558,023
                County, School Revenue Bonds (Wyoming Seminary Project),
                Series 1998, 4.750%, 10/01/28
     8,000    Pennsylvania Higher Education Assistance Agency, Capital Acquisition  11/11 at 100.00      Aaa      7,757,760
                Revenue Refunding Bonds, Series 2001, 5.000%, 12/15/30
     3,000    Pennsylvania Higher Education Assistance Agency, Student Loan          9/02 at 102.00      AAA      3,064,500
                Revenue Bonds, 1992 Series C, 6.400%, 3/01/22
                (Alternative Minimum Tax)
     5,000    Pennsylvania Higher Educational Facilities Authority, College and      7/11 at 100.00       AA      4,999,950
                University Revenue Bonds (Moravian College Project),
                Series 2001, 5.375%, 7/01/31
     8,445    Swarthmore Borough Authority, Pennsylvania, Swarthmore College         9/08 at 100.00      AA+      8,238,351
                Revenue Bonds, Series 1998, 5.000%, 9/15/28
       330    The General Municipal Authority of the City of Wilkes-Barre,          12/02 at 102.00      N/R        340,065
                Pennsylvania, College Misericordia Revenue Refunding Bonds,
                Series 1992B, 7.750%, 12/01/12


35



     Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)

                     Portfolio of Investments June 30, 2002


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 5.1%
$    1,600    Geisinger Authority, Montour County, Pennsylvania, Health System       8/08 at 101.00       AA $    1,501,264
                Revenue Bonds, Penn State Geisinger Health System, Series
                1998A, 5.000%, 8/15/28
     9,500    Pennsylvania Higher Educational Facilities Authority, UPMC Health      1/11 at 101.00       A+      9,592,435
                System Revenue Bonds, Series 2001A, 6.000%, 1/15/31
     1,000    The Hospitals and Higher Education Facilities Authority of            11/03 at 102.00      BBB      1,005,330
                Philadelphia, Pennsylvania, Hospital Revenue Bonds (Temple
                University Hospital), Series 1993A, 6.625%, 11/15/23
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 0.4%
       980    Urban Redevelopment Authority of Pittsburgh, Pennsylvania,             8/02 at 102.00       A2        997,023
                Redevelopment Mortgage Revenue Bonds, 1992 Series C,
                7.125%, 8/01/13 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 12.3%
     6,515    Allegheny County Residential Finance Authority, Pennsylvania, Single     No Opt. Call      Aaa      1,165,273
                Family Mortgage Revenue Bonds, 1994 Series Z, 0.000%, 5/01/27
                (Alternative Minimum Tax)
       905    Redevelopment Authority of the County of Berks, Pennsylvania, Senior     No Opt. Call       A+        961,164
                Single Family Mortgage Revenue Bonds, 1986 Series A, 8.000%,
                12/01/17 (Alternative Minimum Tax)
     2,000    Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue   10/05 at 102.00      AA+      2,106,080
                Bonds, Series 1995-46, 6.200%, 10/01/14 (Alternative Minimum Tax)
     1,000    Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue    4/06 at 102.00      AA+      1,030,610
                Bonds, Series 1996-48, 6.150%, 4/01/25 (Alternative Minimum Tax)
     5,725    Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue    4/06 at 102.00      AA+      5,977,129
                Bonds, Series 1996-49, 6.450%, 4/01/25 (Alternative Minimum Tax)
       220    Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue    4/06 at 102.00      AA+        229,629
                Bonds, Series 1996-50B,6.350%, 10/01/27 (Alternative Minimum Tax)
     5,000    Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue    4/06 at 102.00      AA+      5,187,400
                Bonds, Series 1996-52B, 6.250%, 10/01/24 (Alternative Minimum Tax)
     5,000    Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue   10/07 at 101.50      AA+      5,073,500
                Bonds, Series 1997-59A, 5.750%, 10/01/23 (Alternative Minimum Tax)
     2,215    Urban Redevelopment Authority of Pittsburgh, Pennsylvania, Mortgage   10/11 at 100.00      AAA      2,209,573
                Revenue Bonds, 2001 Series B, 5.450%, 10/01/32
     1,385    Urban Redevelopment Authority of Pittsburgh, Pennsylvania, Mortgage    4/06 at 102.00      AAA      1,427,575
                Revenue Bonds, 1996 Series C, 6.550%, 4/01/28
                (Alternative Minimum Tax)
     1,085    Urban Redevelopment Authority of Pittsburgh, Pennsylvania, Mortgage    4/07 at 102.00      AAA      1,132,165
                Revenue Bonds, 1997 Series A, 6.250%, 10/01/28
                (Alternative Minimum Tax)
     2,865    Urban Redevelopment Authority of Pittsburgh, Pennsylvania, Mortgage   10/02 at 101.00      AAA      2,900,583
                Revenue Bonds, 1991 Series G, 7.050%, 4/01/23
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 2.3%
     5,000    Pennsylvania Industrial Development Authority, Economic Development      No Opt. Call      AAA      5,576,450
                Revenue Bonds, Series 2002, 5.500%, 7/01/12
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 2.1%
     3,225    Montgomery County Higher Education and Health Authority, Pennsylvania, 1/06 at 101.00      BBB      3,125,831
                Mortgage Revenue Bonds (Waverly Heights Project),
                Series 1996, 6.375%, 1/01/26
     1,500    Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00      AAA      1,503,105
                Revenue Bonds (The Philadelphia Corporation for the Aging
                Project), Series 2001B, 5.250%, 7/01/26
       335    The Hospitals and Higher Education Facilities Authority of             8/02 at 102.00       A+        343,613
                Philadelphia, Pennsylvania, Hospital Revenue Bonds (Children's
                Seashore House), Series 1992A, 7.000%, 8/15/03



36


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 31.9%
$    3,550    Allegheny County, Pennsylvania, General Obligation Bonds, Series 52,   5/11 at 100.00      AAA $    3,601,156
                5.250%, 11/01/23
     3,120    Allegheny County, Pennsylvania, General Obligation Refunding Bonds,    5/11 at 100.00      AAA      3,203,023
                Series C-53, 5.250%, 11/01/20
     2,000    Canon-McMillan School District, Washington County, Pennsylvania,         No Opt. Call      AAA        547,720
                General Obligation Bonds, Series 2001A, 0.000%, 12/01/25
              Carlisle Area School District, Cumberland County, Pennsylvania,
              General Obligation Bonds, Series 2002:
     1,915      4.750%, 3/01/20                                                      3/12 at 100.00      Aaa      1,868,331
     5,760      5.000%, 3/01/22                                                      3/12 at 100.00      Aaa      5,761,786
     2,000    Claysburg Kimmel School District, Blair County, Pennsylvania, General  1/09 at 100.00      AAA      1,936,460
                Obligation Refunding Bonds, Series 2002, 5.000%, 1/15/31
     4,600    Garnet Valley School District, Delaware County, Pennsylvania, General  8/11 at 100.00      Aaa      4,535,324
                Obligation Bonds, Series 2001A, 5.000%, 2/15/25
              Redevelopment Authority of the City of Harrisburg, Dauphin County,
              Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
     2,750      0.000%, 5/01/24                                                       5/16 at 68.04      AAA        802,340
     2,750      0.000%, 11/01/24                                                      5/16 at 66.30      AAA        780,038
     5,160      0.000%, 5/01/25                                                       5/16 at 64.55      AAA      1,417,246
     6,275    Hempfield Area School District, Westmoreland County, Pennsylvania,     2/12 at 100.00      AAA      6,612,093
                General Obligation Bonds, Series 2002, 5.375%, 2/15/18
              Mckeesport Area School District, Allegheny County, Pennsylvania,
              General Obligation Bonds, Series 1999C:
     3,430      0.000%, 10/01/23                                                       No Opt. Call      AAA      1,077,878
     3,380      0.000%, 10/01/24                                                       No Opt. Call      AAA        992,909
     3,420      0.000%, 10/01/25                                                       No Opt. Call      AAA        946,553
     2,340      0.000%, 10/01/26                                                       No Opt. Call      AAA        611,395
     2,340      0.000%, 10/01/27                                                       No Opt. Call      AAA        576,927
     2,340      0.000%, 10/01/29                                                       No Opt. Call      AAA        513,794
     7,500    Montgomery County, Pennsylvania, General Obligation Bonds, Series      7/09 at 100.00      Aaa      7,484,925
                1999, 5.000%, 7/15/24
     1,700    City of Philadelphia, Pennsylvania, General Obligation Bonds, Series   3/11 at 100.00      AAA      1,642,880
                2000, 5.000%, 9/15/31
     3,400    Philadelphia School District, Pennsylvania, General Obligation Bonds,  8/12 at 100.00      AAA      3,646,024
                Series 2002B, 5.625%, 8/01/18
    15,000    Philadelphia School District, Pennsylvania, General Obligation Bonds,  9/05 at 101.00      AAA     15,299,400
                Series 1995B, 5.500%, 9/01/25
     3,000    Pittsburgh School District, Allegheny County, Pennsylvania, General      No Opt. Call      AAA      3,338,220
                Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/15
                (WI, settling 7/10/02)
     6,100    Plum Borough School District, Allegheny County, Pennsylvania, General  9/11 at 100.00      AAA      6,132,696
                Obligation Bonds, Series 2001, 5.250%, 9/15/30
     1,590    Red Lion Area School District, York County, Pennsylvania, General     10/11 at 100.00      Aaa      1,597,521
                Obligation Bonds, Series 2001, 5.000%, 4/15/20
     1,465    Stroudsburg Area School District, Monroe County, Pennsylvania, General 4/12 at 100.00      AAA      1,494,945
                Obligation Bonds, Series 2001A, 5.000%, 4/01/18
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 22.8%
     5,500    Port Authority of Allegheny County, Pennsylvania, Special              3/11 at 101.00      AAA      5,361,235
                Transportation Revenue Bonds, Series 2001, 5.000%, 3/01/29
     5,000    Delaware Valley Regional Finance Authority, Pennsylvania, Local          No Opt. Call      Aa2      5,632,850
                Government Revenue Bonds, Series 2002, 5.750%, 7/01/17
     9,225    Pennsylvania Intergovernmental Cooperation Authority, Special Tax      6/09 at 100.00      AAA      8,760,706
                Revenue Refunding Bonds (City of Philadelphia Funding Program),
                Series 1999, 4.750%, 6/15/23
     3,500    Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue    12/08 at 100.00      AAA      3,277,225
                Bonds, Series 1998A, 4.750%, 12/01/27
     5,150    Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds,      7/11 at 101.00      AAA      4,915,726
                Series 2001, 5.000%, 7/15/41



37


     Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED (continued)
$   10,935    Philadelphia Authority for Industrial Development, Pennsylvania,      10/11 at 101.00     AAA    $ 10,964,196
                Lease Revenue Bonds, Series 2001B, 5.250%, 10/01/30
     5,000    Pittsburgh and Allegheny County Public Auditorium Authority,           8/09 at 101.00      AAA      4,874,150
                Pennsylvania, Regional Asset District Sales Tax Revenue Bonds,
                Series 1999, 5.000%, 2/01/29
     1,090    Urban Redevelopment Authority of Pittsburgh, Pennsylvania, Tax         5/09 at 100.00       A2      1,141,121
                Increment Bonds (Center Triangle Tax Increment Financing District -
                PNC Bank Corp. Project), Series 1999A, 6.100%, 5/01/19
    10,250    Southeastern Pennsylvania Transportation Authority, Special Revenue    3/09 at 101.00      AAA      9,525,018
                Bonds, Series 1999A, 4.750%, 3/01/29
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 9.9%
     2,000    Lehigh-Northampton Airport Authority, Pennsylvania, Lehigh Valley      5/10 at 100.00      Aaa      2,113,480
                Airport System, Airport Revenue Bonds, Series 2000A, 6.000%,
                5/15/30 (Alternative Minimum Tax)
       735    Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue       12/02 at 102.00      AAA        750,751
                Bonds, 1992 Series O, 5.500%, 12/01/17
     2,500    Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue       12/11 at 101.00      AAA      2,424,300
                Bonds, 2001 Series R, 5.000%, 12/01/30
     5,000    City of Philadelphia, Pennsylvania, Airport Revenue Bonds              6/11 at 101.00      AAA      4,937,550
                (Philadelphia Airport System), Series 2001B, 5.250%, 6/15/31
                (Alternative Minimum Tax)
              Philadelphia Authority for Industrial Development, Pennsylvania,
              Airport Revenue Bonds (Philadelphia Airport System Project),
              Series 1998A:
     7,315      5.000%, 7/01/23 (Alternative Minimum Tax)                            7/08 at 101.00      AAA      7,088,381
     3,085      5.125%, 7/01/28 (Alternative Minimum Tax)                            7/08 at 101.00      AAA      3,006,271
     3,250    The Philadelphia Parking Authority, Pennsylvania, Airport Parking      9/09 at 101.00      AAA      3,253,250
                Revenue Bonds, Series 1999, 5.250%, 9/01/29
-----------------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 8.9%
     1,355    Bensalem Township School District, Bucks County, Pennsylvania,         7/06 at 100.00      AAA      1,512,234
                General Obligation Bonds, Series 1996, 5.850%, 7/15/12
                (Pre-refunded to 7/15/06)
     2,000    Hampton Township School District, Allegheny County, Pennsylvania,     11/04 at 100.00      AAA      2,219,480
                General Obligation Bonds, Series 1995, 6.750%, 11/15/21
                (Pre-refunded to 11/15/04)
     3,000    The Pittsburgh Water and Sewer Authority, Pennsylvania, Water and        No Opt. Call      AAA      3,205,590
                Sewer System Revenue Refunding Bonds, Series 1986,
                7.625%, 9/01/04
     2,000    Sto-Rox School District, Allegheny County, Pennsylvania, General      12/10 at 100.00      AAA      2,292,620
                Obligation Bonds, Series 2000, 5.800%, 6/15/30
                (Pre-refunded to 12/15/10)
     3,000    Warrington Township Municipal Authority, Bucks County, Pennsylvania,  11/15 at 100.00      AAA      3,765,750
                Water and Sewer Revenue Bonds, Series 1991, 7.100%, 12/01/21
                (Pre-refunded to 11/15/15)
     5,450    The Municipal Authority of the Borough of West View, Allegheny           No Opt. Call      AAA      7,673,055
                County, Pennsylvania, Special Obligation Bonds, Series 1985A,
                9.500%, 11/15/14
       645    The General Municipal Authority of the City of Wilkes-Barre,          12/02 at 102.00   N/R***        674,231
                Pennsylvania, College Misericordia Revenue Refunding Bonds,
                Series 1992A, 7.750%, 12/01/12 (Pre-refunded to 12/01/02)
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 7.1%
     2,900    Carbon County Industrial Development Authority, Pennsylvania, Resource   No Opt. Call      BBB-     3,129,767
                Recovery Revenue Refunding Bonds (Panther Creek Partners Project),
                2000 Series, 6.650%, 5/01/10 (Alternative Minimum Tax)
       325    Greater Lebanon Refuse Authority, Lebanon County, Pennsylvania,       11/02 at 100.00       A-        330,096
                Solid Waste Revenue Bonds, Series 1992, 7.000%, 11/15/04
     4,000    Lehigh County Industrial Development Authority, Pollution Control      8/05 at 102.00      AAA      4,291,200
                Revenue Refunding Bonds (Pennsylvania Power and Light Company
                Project), 1995 Series A, 6.150%, 8/01/29
     5,500    Montgomery County Industrial Development Authority, Pennsylvania,      1/03 at 100.00      AA-      5,636,015
                Resource Recovery Revenue Bonds (Montgomery County Project),
                Series 1989, 7.500%, 1/01/12
     3,700    York County Industrial Development Authority, Pennsylvania,            3/12 at 101.00     Baa1      3,580,823
                Pollution Control Revenue Refunding Bonds (PSEG Power Project),
                Series 2001A, 5.500%, 9/01/20



38



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 23.1%
$    5,000    Delaware County Industrial Development Authority, Pennsylvania, Water 10/12 at 100.00      AAA $    5,013,250
                Facilities Revenue Bonds (Philadelphia Water Company Project),
                Series 2001, 5.350%, 10/01/31
              Delaware County Regional Water Quality Control Authority,
              Pennsylvania, Sewer Revenue Bonds, Series 2001A:
     5,325      5.100%, 5/01/20                                                     11/11 at 100.00      AAA      5,389,752
     1,465      5.100%, 5/01/21                                                     11/11 at 100.00      AAA      1,476,266
              Erie City Water Authority, Erie County, Pennsylvania, Water Revenue
              Bonds, Series 2001A:
     2,670      0.000%, 12/01/23                                          No Opt. Call                   AAA        826,285
     5,000      5.200%, 12/01/30                                                    12/11 at 100.00      AAA      4,990,200
     3,000    Luzerne County Industrial Development Authority, Exempt Facilities    10/02 at 102.00       A3      3,076,620
                Revenue Refunding Bonds (Pennsylvania Gas and Water Company
                Project), 1992 Series A, 7.200%, 10/01/17 (Alternative Minimum Tax)
     3,550    Luzerne County Industrial Development Authority, Exempt Facilities    12/02 at 102.00       A3      3,649,365
                Revenue Bonds (Pennsylvania Gas and Water Company Project),
                1992 Series B, 7.125%, 12/01/22 (Alternative Minimum Tax)
     5,000    Luzerne County Industrial Development Authority, Exempt Facilities    12/04 at 102.00      AAA      5,598,100
                Revenue Refunding Bonds (Pennsylvania Gas and Water Company
                Project), 1994 Series A, 7.000%, 12/01/17
                (Alternative Minimum Tax)
              City of Philadelphia, Pennsylvania, Water and Wastewater Revenue
              Bonds, Series 2001A:
     5,525      5.375%, 11/01/20                                                    11/12 at 100.00      AAA      5,728,762
    10,750      5.000%, 11/01/31                                                    11/12 at 100.00      AAA     10,388,260
    20,000    The Pittsburgh Water and Sewer Authority, Pennsylvania, Water and        No Opt. Call      AAA      5,153,200
                Sewer System First Lien Revenue Bonds, Series 1998B,
                0.000%, 9/01/26
    12,625    Municipal Authority of Westmoreland County, Pennsylvania,                No Opt. Call      AAA      3,939,631
                Municipal Service Revenue Bonds, Series 1999A, 0.000%, 8/15/23
-----------------------------------------------------------------------------------------------------------------------------
$  416,610    Total Investments (cost $356,489,881) - 153.7%                                                    367,365,230
==========-------------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 1.0%
$    2,300    Allentown Commercial and Industrial Development Authority,                                 Aa3      2,300,000
==========      Pennsylvania, Variable Rate Demand
                Revenue Bonds (Diocese of Allentown), Series 1999, 1.750%, 12/01/29+
              ---------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                              1,260,961
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.2)%                                               (132,000,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $  238,926,191
              ===============================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

(WI) Security purchased on a when-issued basis.

+ Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.




39



            Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              BASIC MATERIALS - 0.2%
$      500    Erie County Industrial Development Authority, Pennsylvania,            9/10 at 101.00      BBB $      504,155
                Environmental Improvement Revenue Refunding Bonds, 2000
                eries B, 6.000%, 9/01/16 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              CAPITAL GOODS - 1.6%
     2,000    New Morgan Industrial Development Authority, Pennsylvania, Solid       4/04 at 102.00      BB-      1,855,540
                Waste Disposal Revenue Bonds (New Morgan Landfill Company, Inc.
                Project), Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
     2,000    Pennsylvania Economic Development Financing Authority, Exempt          5/11 at 101.00       A3      1,977,520
                Facilities Revenue Bonds (Amtrak Project), Series 2001A, 6.250%,
                11/01/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER CYCLICALS - 1.5%
     4,500    Pennsylvania Economic Development Financing Authority, Exempt         11/08 at 102.00      N/R      3,601,440
                Facilities Revenue Bonds (National Gypsum Project), Series 1997B,
                6.125%, 11/01/27
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 14.0%
     2,045    Allegheny County Higher Education Building Authority, Pennsylvania,    5/09 at 102.00        A      1,979,417
                College Revenue Bonds (Thiel College), Series 1999A,
                5.375%, 11/15/29
     3,000    Chester County Health and Educational Facilities Authority,           10/08 at 102.00     BBB-      2,859,840
                Pennsylvania, College Revenue Bonds (Immaculata College),
                Series 1998, 5.625%, 10/15/27
     1,350    Lancaster Higher Education Authority, Pennsylvania, College Revenue    4/03 at 100.00      AAA      1,384,223
                Bonds (Franklin and Marshall College Project), Series 1993,
                5.700%, 4/15/13
    10,000    Pennsylvania Higher Education Assistance Agency, Student Loan          7/03 at 102.00      AAA     10,245,000
                Revenue Bonds, 1988 Series D, 6.050%, 1/01/19
                (Alternative Minimum Tax)
     1,000    Pennsylvania Higher Educational Facilities Authority, LaSalle          5/08 at 101.00      Aaa      1,009,940
                University Revenue Bonds, Series 1998, 5.250%, 5/01/23
     2,100    Pennsylvania Higher Educational Facilities Authority (Commonwealth of  6/10 at 100.00       AA      2,200,254
                Pennsylvania), Philadelphia University Revenue Bonds, Series 2000,
                6.000%, 6/01/29
     4,615    Pennsylvania Higher Educational Facilities Authority, Widner           7/03 at 102.00      AAA      4,761,296
                University Revenue Bonds, 1993 Series A, 5.250%, 7/15/11
     1,500    Pennsylvania Higher Educational Facilities Authority, Temple           7/11 at 101.00      AAA      1,449,810
                University Revenue Bonds, First Series 2001, 5.000%, 7/15/31
     3,340    State Public School Building Authority, Commonwealth of Pennsylvania,  3/03 at 100.00      AAA      3,420,561
                College Revenue Bonds (Northampton County Area Community
                College Project), Series 1993U, 5.850%, 3/15/15
     2,500    West Cornwall Township Municipal Authority, Pennsylvania, College     12/11 at 100.00     BBB+      2,531,550
                Revenue Bonds (Elizabethtown College Project), Series 2001,
                5.900%, 12/15/18
       845    The General Municipal Authority of the City of Wilkes-Barre,          12/02 at 102.00      N/R        870,773
                Pennsylvania, College Misericordia Revenue Refunding Bonds,
                Series 1992B, 7.750%, 12/01/12
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 16.9%
     8,500    Allegheny County Hospital Development Authority, Pennsylvania,         5/06 at 102.00      AAA      8,804,640
                Hospital Revenue Bonds (South Hills Health System), Series
                1996A, 5.875%, 5/01/26
    14,000    Allegheny County Hospital Development Authority, Pennsylvania, Health  4/07 at 102.00      AAA     14,304,640
                Center Revenue Bonds (University of Pittsburgh Medical Center
                System), Series 1997A, 5.625%, 4/01/27
     7,900    Montgomery County Higher Education and Health Authority,               1/09 at 101.00      AAA      7,655,890
                Pennsylvania, Revenue Bonds (Pottstown Healthcare Corporation),
                Series 1998, 5.000%, 1/01/27
       485    Montgomery County Higher Education and Health Authority,               6/03 at 102.00      AAA        501,771
                Pennsylvania, Hospital Revenue Bonds (Abington Memorial
                Hospital), Series 1993A, 6.000%, 6/01/22



40


   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE (continued)
$    4,700    Pennsylvania Higher Educational Facilities Authority, University of    1/06 at 101.00        A $    4,745,167
                Pennsylvania Health Services Revenue Bonds, Series 1996A,
                5.750%, 1/01/22
              City of Pottsville Hospital Authority, Pennsylvania, Hospital
              Revenue Bonds (The Pottsville Hospital and Warne Clinic), Series
              1998:
     2,000      5.500%, 7/01/18                                                      7/08 at 100.00     BBB-      1,752,260
     2,000      5.625%, 7/01/24                                                      7/08 at 100.00     BBB-      1,707,460
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 6.6%
     4,345    Bucks County Redevelopment Authority, Pennsylvania, Second Lien        8/03 at 100.00     Baa2      4,301,072
                Multifamily Mortgage Revenue Bonds (Section 8 Assisted Country
                Commons Apartments), Series 1993A, 6.200%, 8/01/14
                (Alternative Minimum Tax)
     2,000    Delaware County Industrial Development Authority, Pennsylvania,          No Opt. Call      AAA      2,030,000
                Multifamily Housing Revenue Bonds (Darby Townhouses Project),
                Series 2002A, 5.500%, 4/01/32 (Alternative Minimum Tax)
                (Mandatory put 4/01/22)
     1,615    Luzerne County Housing Corporation, Pennsylvania, Mortgage Revenue     9/03 at 100.00      Aaa      1,623,075
                Refunding Bonds, Series 1993 (FHA-Insured Mortgage Loan)
                (Freeland Apartments - Section 8 Assisted Project), 6.125%, 7/15/23
     5,000    Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds,   7/02 at 102.00      AAA      5,118,550
                Issue 1992, 6.400%, 7/01/12 (Pre-refunded to 7/25/02)
     2,345    Swissvale Housing Development Corporation (An Instrumentality of the   7/03 at 100.00      Aa2      2,356,326
                Allegheny County Housing Authority), Pennsylvania, Multifamily
                Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage
                Loan - Section 8 Assisted Swissvale Project), Series 1993C,
                6.100%, 7/01/22
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 12.1%
     1,340    Allegheny County Residential Finance Authority, Pennsylvania, Single  11/10 at 100.00      Aaa      1,379,155
                Family Mortgage Revenue Bonds, 2000 Series II-2, 5.900%,
                11/01/32 (Alternative Minimum Tax)
     2,000    Pennsylvania Housing Finance Agency, Single Family Mortgage           10/03 at 102.00      AA+      2,038,800
                Revenue Bonds, Series 37A, 5.450%, 10/01/17
     1,120    Pennsylvania Housing Finance Agency, Single Family Mortgage              No Opt. Call      AA+      1,251,253
                Revenue Bonds, Series 1996-47, 6.750%, 10/01/06
                (Alternative Minimum Tax)
     2,815    Pennsylvania Housing Finance Agency, Single Family Mortgage            4/06 at 102.00      AA+      2,920,112
                Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
                (Alternative Minimum Tax)
     2,380    Pennsylvania Housing Finance Agency, Single Family Mortgage           10/06 at 102.00      AA+      2,476,057
                Revenue Bonds, Series 1997-54A, 6.150%, 10/01/22
                (Alternative Minimum Tax)
              Pennsylvania Housing Finance Agency, Single Family Mortgage
              Revenue Bonds, Series 1997-56A:
     1,500      6.050%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00      AA+      1,579,230
     4,000      6.150%, 10/01/27 (Alternative Minimum Tax)                           4/07 at 102.00      AA+      4,149,280
     1,620    Pennsylvania Housing Finance Agency, Single Family Mortgage            4/07 at 101.50      AA+      1,655,575
                Revenue Bonds, Series 1997-58A, 5.950%, 10/01/28
                (Alternative Minimum Tax)
     1,645    Pennsylvania Housing Finance Agency, Single Family Mortgage           10/07 at 101.50      AA+      1,744,473
                Revenue Bonds, Series 1997-59A, 5.700%, 4/01/17
                (Alternative Minimum Tax)
     1,190    Pennsylvania Housing Finance Agency, Single Family Mortgage            6/08 at 101.50      AA+      1,204,113
                Revenue Bonds, Series 1998-62A, 5.500%, 10/01/22
                (Alternative Minimum Tax)
     1,500    Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage       4/06 at 102.00      AAA      1,549,125
                Revenue Bonds, 1996 Series C, 6.500%, 10/01/23
                (Alternative Minimum Tax)
              Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage
              Revenue Bonds, 1997 Series A:
       845      6.150%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00      AAA        895,007
       765      6.200%, 10/01/21 (Alternative Minimum Tax)                           4/07 at 102.00      AAA        801,307
     1,375    Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage       4/03 at 102.00      AAA      1,417,708
                Revenue Bonds, 1992 Series D, 6.500%, 4/01/17
     2,460    Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage       4/03 at 102.00      AAA      2,528,339
                Revenue Bonds, 1992 Series C-1, 6.800%, 10/01/25
                (Alternative Minimum Tax)
       615    Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage       4/04 at 102.00      AAA        641,919
                Revenue Bonds, 1994 Series B, 6.950%, 10/01/10
                (Alternative Minimum Tax)



41



      Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 4.5%
$    2,165    Montgomery County Industrial Development Authority, Pennsylvania,      6/03 at 102.00      N/R $    2,161,558
                Health Facilities Revenue Bonds (Emergency Care Research
                Institute, ECRI), Series of 1993, 6.850%, 6/01/13
              Pennsylvania Industrial Development Authority, Economic Development
              Revenue Bonds, Series 1994:
     2,000      7.000%, 7/01/06                                                        No Opt. Call      AAA      2,306,140
     1,550      7.000%, 1/01/07                                                        No Opt. Call      AAA      1,792,978
     1,000      7.000%, 7/01/07                                                        No Opt. Call      AAA      1,171,780
     2,750    Pennsylvania Industrial Development Authority, Economic Development    7/12 at 101.00      AAA      2,970,550
                Revenue Bonds, Series 2002, 5.500%, 7/01/17
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 4.6%
     1,230    Pennsylvania Economic Development Financing Authority, Revenue         6/08 at 100.00      BBB        895,046
                Bonds, Series 1998A (Northwestern Human Services, Inc. Project),
                5.250%, 6/01/28
              Pennsylvania Economic Development Financing Authority, Revenue
              Bonds (Dr. Gertrude A. Barber Center Inc.), Series 2000:
     1,000      6.150%, 12/01/20                                                     8/02 at 100.00       AA      1,000,740
     2,000      5.900%, 12/01/30                                                    12/10 at 100.00       AA      2,066,200
              Philadelphia Authority for Industrial Development, Pennsylvania,
              Healthcare Facilities Revenue Bonds (Paul's Run), Series 1998A:
     1,350      5.750%, 5/15/18                                                      5/08 at 102.00      N/R      1,249,263
     1,650      5.875%, 5/15/28                                                      5/08 at 102.00      N/R      1,487,327
     4,000    Philadelphia Hospital and Higher Educational Facilities Authority,     8/03 at 102.00     BBB+      4,132,120
                Pennsylvania, Revenue Refunding Bonds (Philadelphia MR
                Project), Series 1992, 5.625%, 8/01/04
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 9.2%
              Chichester School District, Delaware County, Pennsylvania, General
              Obligation Bonds, Series 1999:
     3,125      0.000%, 3/01/23                                                        No Opt. Call      AAA      1,031,219
     3,125      0.000%, 3/01/24                                                        No Opt. Call      AAA        969,156
     3,125      0.000%, 3/01/25                                                        No Opt. Call      AAA        914,156
     2,110    Fayette County, Pennsylvania, General Obligation Bonds, Series 2000,  11/10 at 100.00      AAA      2,197,206
                5.625%, 11/15/28
              Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania,
              Guaranteed Revenue Bonds, Series 1998B:
     1,750      0.000%, 5/01/22                                                       5/16 at 75.56      AAA        583,590
     2,750      0.000%, 11/01/22                                                      5/16 at 73.64      AAA        892,045
     2,750      0.000%, 5/01/23                                                       5/16 at 71.71      AAA        859,293
     2,750      0.000%, 11/01/23                                                      5/16 at 69.88      AAA        835,643
     4,305    County of Montgomery, Pennsylvania, General Obligation Bonds, Series  10/06 at 100.00      Aaa      4,395,577
                1996B, 5.375%, 10/15/21
     2,000    The School District of Philadelphia, Pennsylvania, General Obligation    No Opt. Call      AAA      2,318,000
                Refunding Bonds, Series 1995A, 6.250%, 9/01/09
     3,500    The School District of Philadelphia, Pennsylvania, General Obligation  4/09 at 100.00      AAA      3,192,980
                Bonds, Series 1999A, 4.500%, 4/01/23
     1,700    Pine-Richland School District, Allegheny County, Pennsylvania, General 9/11 at 100.00      AAA      1,664,011
                Obligation Refunding Bonds, Series 2001, 5.000%, 9/01/29
     1,535    Stroudsburg Area School District, Monroe County, Pennsylvania, General 4/12 at 100.00      AAA      1,554,402
                Obligation Bonds, Series 2001A, 5.000%, 4/01/19
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 9.9%
     4,060    Delaware Valley Regional Finance Authority, Pennsylvania, Local        4/06 at 100.00      AAA      4,346,839
                Government Revenue Bonds, Series 1996A, 6.000%, 4/15/26
     9,000    Pittsburgh and Allegheny County Public Auditorium Authority,           8/09 at 101.00      AAA      7,984,980
                Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Series
                1999, 4.500%, 2/01/29
    11,725    Southeastern Pennsylvania Transportation Authority, Special Revenue    3/09 at 101.00      AAA     10,895,691
                Bonds, Series 1999A, 4.750%, 3/01/29



42



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 9.5%
$    2,300    County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds     1/08 at 101.00      AAA $    2,346,322
                (Pittsburgh International Airport), Series 1997A, 5.250%, 1/01/16
                (Alternative Minimum Tax)
     3,575    Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, 2001        12/11 at 101.00      AAA      3,466,749
                Series R, 5.000%, 12/01/30
    10,000    Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00      AAA      9,892,200
                Airport Revenue Bonds (Philadelphia Airport System Project),
                Series 2001A, 5.250%, 7/01/28 (Alternative Minimum Tax)
     6,525    Sports and Exhibition Authority of Pittsburgh and Allegheny County,   12/06 at 100.00      Aaa      6,550,448
                Pennsylvania, Parking Revenue Bonds, Series 2001A,
                5.350%, 12/01/26
-----------------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 22.7%
     3,000    Allegheny County Hospital Development Authority, Pennsylvania,        11/02 at 100.00      AAA      3,049,080
                Health Center Revenue Bonds (Presbyterian University Health
                System, Inc. Project), Series 1992A, 6.250%, 11/01/23
                (Pre-refunded to 11/01/02)
     2,000    Bangor Area School District, Northampton County, Pennsylvania,         3/06 at 100.00      AAA      2,189,500
                General Obligation Bonds, Series 1996B, 5.500%, 3/15/18
                (Pre-refunded to 3/15/06)
     2,500    Bensalem Township School District, Bucks County, Pennsylvania,         7/06 at 100.00      AAA      2,792,475
                General Obligation Bonds, Series 1996, 5.875%, 7/15/16
                (Pre-refunded to 7/15/06)
    17,895    The Harrisburg Authority, Dauphin County, Pennsylvania, Tax-Exempt     9/07 at 100.00      AAA     20,042,042
                Revenue Bonds (The City of Harrisburg Project), Series II of 1997,
                5.625%, 9/15/22 (Pre-refunded to 9/15/07)
     3,500    Hollidaysburg Sewer Authority, Pennsylvania, Guaranteed Sewer          1/03 at 100.00      AAA      3,581,690
                Revenue Bonds, Series 1993, 6.100%, 1/01/23
                (Pre-refunded to 1/01/03)
     1,500    Ligonier Valley School District, Westmoreland County, Pennsylvania,    3/04 at 100.00      AAA      1,598,940
                General Obligation Bonds, Series 1994, 6.000%, 3/01/23
                (Pre-refunded to 3/01/04)
     2,015    Montgomery County Higher Education and Health Authority,               6/03 at 102.00      AAA      2,137,411
                Pennsylvania, Hospital Revenue Bonds (Abington Memorial
                Hospital), Series 1993A, 6.000%, 6/01/22 (Pre-refunded to 6/01/03)
     1,445    Pennsylvania Higher Educational Facilities Authority, College and        No Opt. Call      Aaa      1,760,342
                University Revenue Bonds, 9th Series, 7.625%, 7/01/15
     1,005    Philadelphia Hospitals and Higher Educational Facilities Authority,    5/04 at 102.00      AAA      1,098,586
                Pennsylvania, Community College Revenue Bonds (Community
                College of Philadelphia), Series 1994, 6.100%, 5/01/10
                (Pre-refunded to 5/01/04)
              City of Philadelphia, Pennsylvania, Water and Wastewater Revenue
              Bonds, Series 1993:
       955      5.750%, 6/15/13 (Pre-refunded to 6/15/03)                            6/03 at 102.00      AAA      1,012,290
     1,135      5.500%, 6/15/14 (Pre-refunded to 6/15/03)                            6/03 at 102.00      AAA      1,200,376
              Philadelphia Hospitals and Higher Educational Facilities
              Authority, Pennsylvania, Hospital Revenue Bonds (Presbyterian
              Medical Center of Philadelphia), Series 1993:
     1,000      6.500%, 12/01/11                                                    12/03 at 102.00      AAA      1,165,000
     3,690      6.650%, 12/01/19                                                    12/03 at 102.00      AAA      4,482,317
     1,750    Pine-Richland School District, Allegheny County, Pennsylvania, General 9/03 at 100.00      AAA      1,841,998
                Obligation Bonds, Series 1993A, 6.100%, 9/01/18
                (Pre-refunded to 9/01/03)
     2,500    Schuylkill Valley School District, Berks County, Pennsylvania, General 4/03 at 100.00      AAA      2,586,100
                Obligation Bonds, Series 1993, 5.850%, 4/15/13
                (Pre-refunded to 4/15/03)
     1,650    The Municipal Authority of the Borough of West View, Allegheny County,   No Opt. Call      AAA      2,323,035
                Pennsylvania, Special Obligation Bonds, Series 1985A,
                9.500%, 11/15/14
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 17.9%
     8,000    Beaver County Industrial Development Authority, Pennsylvania, Exempt   6/08 at 102.00      AAA      8,039,120
                Facilities Revenue Bonds (Shippingport Project), 1998 Series A,
                5.375%, 6/01/28 (Alternative Minimum Tax)
     3,935    Carbon County Industrial Development Authority, Pennsylvania, Resource   No Opt. Call     BBB-      4,246,770
                Recovery Revenue Refunding Bonds (Panther Creek Partners Project),
                2000 Series, 6.650%, 5/01/10 (Alternative Minimum Tax)
     7,590    Indiana County Industrial Development Authority, Pennsylvania,         5/07 at 102.00      AAA      7,950,070
                Pollution Control Revenue Bonds (Metropolitan Edison Company
                Project), 1997 Series A, 5.950%, 5/01/27 (Alternative Minimum Tax)
     2,000    Indiana County Industrial Development Authority, Pennsylvania,         6/12 at 101.00     Baa1      1,952,500
                Pollution Control Revenue Refunding Bonds (PSEG Power LLC
                Project), Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)




43



      Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES (continued)
$   13,500    Lehigh County Industrial Development Authority, Pollution Control     11/02 at 102.00      AAA $   13,966,830
                Revenue Refunding Bonds (Pennsylvania Power and Light
                Company Project), 1992 Series A, 6.400%, 11/01/21
     5,750    City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998      7/09 at 101.00      AAA      5,596,303
                General Ordinance, Second Series, 5.000%, 7/01/29
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 17.6%
     2,000    Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue      12/10 at 101.00      AAA      2,059,900
                Bonds, Series 2000, 5.500%, 12/01/30
     4,000    Bucks County Industrial Development Authority, Pennsylvania, Water     3/12 at 100.00      AAA      4,072,480
                Facility Revenue Bonds (Pennsylvania Suburban Water Company
                Project), Series 2002, 5.550%, 9/01/32 (Alternative Minimum Tax)
     1,975    Delaware County Industrial Development Authority, Pennsylvania,       12/02 at 102.00      AAA      2,021,630
                Water Facilities Revenue Refunding Bonds (Philadelphia Suburban
                Water Company Project), Series 1992, 6.500%, 6/01/10
     7,350    Luzerne County Industrial Development Authority, Pennsylvania, Exempt 10/02 at 102.00       A3      7,537,719
                Facilities Revenue Refunding Bonds (Pennsylvania Gas and Water
                Company Project), 1992 Series A, 7.200%, 10/01/17
                (Alternative Minimum Tax)
     4,500    Luzerne County Industrial Development Authority, Pennsylvania, Exempt 12/02 at 102.00       A3      4,625,955
                Facilities Revenue Bonds (Pennsylvania Gas and Water Company
                Project), 1992 Series B, 7.125%, 12/01/22 (Alternative
                Minimum Tax)
     3,360    Mercer County Industrial Development Authority, Pennsylvania, Water    7/10 at 100.00      AAA      3,557,904
                Facilities Revenue Bonds (Consumers Pennsylvania Water
                Company - Shenango Valley Division Project), Series 2000,
                6.000%, 7/01/30 (Alternative Minimum Tax)
     5,500    Northumberland County Industrial Development Authority, Pennsylvania, 10/03 at 102.00      N/R      5,612,915
                Exempt Facilities Revenue Bonds (Roaring Creek Water Company
                Project), Series 1993, 6.375%, 10/15/23 (Alternative Minimum Tax)
              City of Philadelphia, Pennsylvania, Water and Wastewater Revenue
              Bonds, Series 1995:
     3,000      6.750%, 8/01/05                                                        No Opt. Call      AAA      3,370,320
     2,730      6.250%, 8/01/10                                                        No Opt. Call      AAA      3,172,451
              City of Philadelphia, Pennsylvania, Water and Wastewater Revenue
              Bonds, Series 1993:
     1,380      5.750%, 6/15/13                                                      6/03 at 102.00      AAA      1,451,222
     1,165      5.500%, 6/15/14                                                      6/03 at 102.00      AAA      1,208,450
    10,000    The Pittsburgh Water and Sewer Authority, Pennsylvania, Water and        No Opt. Call      AAA      2,296,100
                Sewer System First Lien Revenue Bonds, Series 1998B, 0.000%, 9/01/28
-----------------------------------------------------------------------------------------------------------------------------
$  361,035    Total Investments (cost $331,147,144) - 148.8%                                                    347,507,653
==========-------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                              4,128,258
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                               (118,100,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $  233,535,911
              ===============================================================================================================



* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R  Investment is not rated.




See accompanying notes to financial statements.



44



           Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)

                     Portfolio of Investments June 30, 2002



   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              CAPITAL GOODS - 4.0%
$    2,000    Pennsylvania Economic Development Financing Authority, Exempt          5/11 at 101.00       A3 $    1,977,520
                Facilities Revenue Bonds (Amtrak Project), Series 2001A, 6.250%,
                11/01/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER CYCLICALS - 4.9%
     3,000    Pennsylvania Economic Development Financing Authority, Exempt         11/08 at 102.00      N/R      2,400,960
                Facilities Revenue Bonds (National Gypsum Project), Series 1997B,
                6.125%, 11/01/27
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES - 6.9%
     3,450    Pennsylvania Economic Development Financing Authority, Solid Waste       No Opt. Call      AA-      3,389,798
                Disposal Revenue Bonds (Procter & Gamble Paper Project),
                Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 26.8%
     2,250    Bucks County Industrial Development Authority, Pennsylvania, Revenue   9/11 at 100.00      Aaa      2,213,325
                Bonds (George School Project), Series of 2001, 5.125%, 9/15/31
     1,825    Delaware County Authority, Pennsylvania, College Revenue Refunding    10/11 at 100.00     BBB-      1,833,158
                Bonds (Neumann College), Series 2001, 6.000%, 10/01/31
     2,370    Montgomery County Industrial Development Authority, Pennsylvania,      8/07 at 100.00      AAA      2,384,078
                Revenue Bonds (The Hill School Project), Series of 1997,
                5.350%, 8/15/27
     1,500    Pennsylvania Higher Educational Facilities Authority, College and      7/11 at 100.00       AA      1,499,985
                University Revenue Bonds (Moravian College Project),
                Series 2001, 5.375%, 7/01/31
     3,000    The Pennsylvania State University, Refunding Bonds, Series 2002,         No Opt. Call       AA      3,280,410
                5.250%, 8/15/14
     2,000    West Cornwall Township Municipal Authority, Pennsylvania, College     12/11 at 100.00     BBB+      2,013,560
                Revenue Bonds (Elizabethtown College Project), Series 2001,
                6.000%, 12/15/27
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 22.3%
     2,500    Chester County Health and Educational Facilities Authority,            5/08 at 101.00      AA-      2,429,700
                Pennsylvania, Health System Revenue Bonds (Jefferson Health
                System), Series 1997B, 5.375%, 5/15/27
     2,500    Geisinger Authority, Montour County, Pennsylvania, Health System       8/08 at 101.00       AA      2,345,725
                Revenue Bonds (Penn State Geisinger Health System),
                Series 1998A, 5.000%, 8/15/28
     2,900    Pennsylvania Higher Educational Facilities Authority, UPMC Health      1/11 at 101.00       A+      2,928,217
                System Revenue Bonds, Series 2001A, 6.000%, 1/15/31
     1,000    Washington County Hospital Authority, Pennsylvania, Revenue Bonds      6/12 at 101.00       A3      1,011,730
                (Monongahela Valley Hospital Project), Series 2002,
                5.500%, 6/01/17
     2,250    West Shore Area Hospital Authority, Cumberland County, Pennsylvania,   1/12 at 100.00     BBB+      2,263,590
                Hospital Revenue Bonds (Holy Spirit Hospital of the Sisters of
                Christian Charity Project), Series 2001, 6.250%, 1/01/32
-----------------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 4.7%
     2,305    Allegheny County Residential Finance Authority, Pennsylvania, Single  11/08 at 102.00      Aaa      2,297,624
                Family Mortgage Revenue Bonds, 1998 Series DD2, 5.400%,
                11/01/29 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 2.7%
     1,250    Pennsylvania Industrial Development Authority, Economic Development    7/12 at 101.00      AAA      1,350,250
                Revenue Bonds, Series 2002, 5.500%, 7/01/17
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 10.1%
     2,100    Lancaster County Hospital Authority, Pennsylvania, Health Center      12/11 at 100.00       A-      2,103,045
                Revenue Bonds (Willow Valley Retirement Communities Project),
                Series 2001, 5.875%, 6/01/31
     2,875    Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00      AAA      2,860,136
                Revenue Bonds (The Philadelphia Corporation for the Aging
                Project), Series 2001B, 5.250%, 7/01/31





45



     Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (continued)

                     Portfolio of Investments June 30, 2002




   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 47.3%
$    2,415    Central Bucks School District, Bucks County, Pennsylvania, General     5/12 at 100.00      Aaa $    2,578,979
                Obligation Bonds, Series 2002, 5.500%, 5/15/18
              Lake-Lehman School District, Luzerne County, Pennsylvania, General
              Obligation Bonds, Series 2001:
     1,315      0.000%, 4/01/25                                                        No Opt. Call      AAA        372,329
     1,315      0.000%, 4/01/26                                                        No Opt. Call      AAA        351,434
     1,105    Oxford Area School District, Chester County, Pennsylvania, General     2/12 at 100.00      AAA      1,187,400
                Obligation Bonds, 2001 Series A, 5.500%, 2/15/17
     2,000    Commonwealth of Pennsylvania, General Obligation Bonds, Second         9/11 at 101.00       AA      2,130,760
                Series of 2001, 5.000%, 9/15/13 (DD, settling 7/01/02)
     2,500    Philadelphia School District, Pennsylvania, General Obligation Bonds,  8/12 at 100.00      AAA      2,680,900
                Series 2002B, 5.625%, 8/01/18
     3,000    Pittsburgh School District, Allegheny County, Pennsylvania, General      No Opt. Call      AAA      3,342,780
                Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/14
                (WI, settling 7/10/02)
     3,700    Plum Borough School District, Allegheny County, Pennsylvania, General  9/11 at 100.00      AAA      3,719,832
                Obligation Bonds, Series 2001, 5.250%, 9/15/30
     9,270    Reading School District, Berks County, Pennsylvania, General            7/11 at 54.58      AAA      3,086,168
                Obligation Bonds, Series 2001A, 0.000%, 1/15/22
     2,625    Sto-Rox School District, Allegheny County, Pennsylvania, General      12/11 at 100.00      AAA      2,610,011
                Obligation Refunding Bonds, Series 2001, 5.125%, 12/15/29
     1,230    Stroudsburg Area School District, Monroe County, Pennsylvania,         4/12 at 100.00      AAA      1,284,477
                General Obligation Bonds, Series 2001A, 5.000%, 4/01/15
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 14.8%
       250    Port Authority of Allegheny County, Pennsylvania, Special              3/11 at 101.00      AAA        243,693
                Transportation Revenue Bonds, Series 2001, 5.000%, 3/01/29
     3,500    Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue    12/08 at 100.00      AAA      3,277,225
                Bonds, Series 1998A, 4.750%, 12/01/27
     1,500    Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds      4/12 at 100.00      AAA      1,586,595
                (City of Philadelphia Neighborhood Transformation Initiative),
                Series 2002A, 5.500%, 4/15/19
     2,250    Pittsburgh and Allegheny County Public Auditorium Authority,           8/09 at 101.00      AAA      2,193,368
                Pennsylvania, Regional Asset District Sales Tax Revenue Bonds,
                Series 1999, 5.000%, 2/01/29
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 8.0%
     1,750    Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00      AAA      1,731,135
                Airport Revenue Bonds (Philadelphia Airport System Project),
                Series 2001A, 5.250%, 7/01/28 (Alternative Minimum Tax)
     2,210    Sports and Exhibition Authority of Pittsburgh and Allegheny County,   12/06 at 100.00      Aaa      2,216,785
                Pennsylvania, Parking Revenue Bonds, Series 2001A,
                5.375%, 12/01/30
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 4.5%
     2,240    City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds,           7/03 at 102.00      BBB      2,242,641
                Fourteenth Series, 6.375%, 7/01/26
-----------------------------------------------------------------------------------------------------------------------------
$   85,250    Total Investments (cost $75,301,132) - 157.0%                                                      77,419,323
==========-------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (6.3)%                                                           (3,112,842)
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.7)%                                                (25,000,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $   49,306,481
              ===============================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R  Investment is not rated.

(DD) Security purchased on a delayed delivery basis.

(WI) Security purchased on a when-issued basis.




See accompanying notes to financial statements.


46



          Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)

                     Portfolio of Investments June 30, 2002




   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              BASIC MATERIALS - 4.0%
$    2,190    Bucks County Industrial Development Authority, Pennsylvania,             No Opt. Call     BBB+ $    2,205,943
                Environmental Improvement Revenue Bonds (USX Corp. Project),
                Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
-----------------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 17.7%
       700    Allegheny County Higher Education Building Authority, Pennsylvania,    9/02 at 100.00      AA-        700,175
                Revenue Bonds (Carnegie Mellon University), Series 2002,
                5.450%, 3/01/27
     1,500    Allegheny County Higher Education Building Authority, Commonwealth       No Opt. Call     Baa3      1,512,660
                of Pennsylvania, College Revenue Refunding Bonds (Robert Morris
                College), Series 1998A, 6.000%, 5/01/28
     2,000    Pennsylvania Higher Educational Facilities Authority, Revenue Bonds    7/11 at 101.00      AAA      1,933,080
                (Temple University), First Series 2001, 5.000%, 7/15/31
     5,000    The Pennsylvania State University, Series 2002 Refunding Bonds,          No Opt. Call       AA      5,479,050
                5.250%, 8/15/12
-----------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 9.3%
     2,000    Chester County Health and Educational Facilities Authority,            5/08 at 101.00      AA-      1,943,760
                Pennsylvania, Health System Revenue Bonds (Jefferson Health
                System), Series 1997B, 5.375%, 5/15/27
     1,000    Philadelphia Hospitals and Higher Educational Facilities Authority,   11/03 at 102.00      BBB      1,005,330
                Pennsylvania, Hospital Revenue Bonds (Temple University Hospital),
                Series 1993A, 6.625%, 11/15/23
     1,450    Washington County Hospital Authority, Pennsylvania, Revenue Bonds      6/12 at 101.00       A3      1,528,764
                (Monongahela Valley Hospital Project), Series 2002, 6.250%, 6/01/22
       600    West Shore Area Hospital Authority, Cumberland County, Pennsylvania,   1/12 at 100.00     BBB+        603,624
                Hospital Revenue Bond (Holy Spirit Hospital of the Sisters of
                Christian Charity Project), Series 2001, 6.250%, 1/01/32
-----------------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL/OTHER - 7.8%
     4,000    Pennsylvania Industrial Development Authority, Economic Development    7/12 at 101.00      AAA      4,253,080
                Revenue Bonds, Series 2002, 5.500%, 7/01/19
-----------------------------------------------------------------------------------------------------------------------------
              LONG-TERM CARE - 3.9%
       965    Allegheny County Residential Finance Authority, Pennsylvania,          5/12 at 102.00      Aaa        978,809
                Healthcare Facilities Revenue Bonds (GNMA Collateralized -
                Lemington Home for the Aged Project), Series 2002A,
                5.750%, 5/20/37
     1,155    Bucks County Industrial Development Authority, Pennsylvania, Revenue  10/12 at 101.00     BBB+      1,159,089
                Bonds (Pennswood Village Project), Series 2002A, 6.000%, 10/01/34
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 56.6%
     2,000    Adams County, Pennsylvania, General Obligation Bonds, Series 2001,     5/11 at 100.00      AAA      2,064,360
                5.500%, 11/15/26
     2,500    Ambridge Area School District, Beaver County, Pennsylvania, General   11/12 at 100.00      AAA      2,511,975
                Obligation Bonds, Series 2002B, 5.125%, 5/01/23
     1,740    Butler Area School District, Butler County, Pennsylvania, General     10/12 at 100.00      AAA      1,777,010
                Obligation Bonds, Series 2002A, 5.375%, 10/01/26
       765    Butler Area School District, Butler County, Pennsylvania, General     10/12 at 100.00      AAA        780,048
                Obligation Bonds, Series 2002B, 5.375%, 10/01/29
     2,150    Fairview School District, Erie County, Pennsylvania, General           8/11 at 100.00      AAA      2,137,853
                Obligation Bonds, Series 2001B, 5.125%, 2/01/29
              Greensburg Salem School District, Westmoreland County, Pennsylvania,
              General Obligation Refunding Bonds, Series 2002:
       725      5.375%, 9/15/15                                                      9/12 at 100.00      AAA        782,913
     1,000      5.375%, 9/15/16                                                      9/12 at 100.00      AAA      1,071,370
     4,280    Lehigh County, Pennsylvania, General Obligation Bonds, Series 2001,   11/11 at 100.00      Aa3      4,457,064
                5.000%, 11/15/15




47



    Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (continued)

                     Portfolio of Investments June 30, 2002




   PRINCIPAL                                                                      OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                         PROVISIONS*   RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL (continued)
              Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B:
$    1,100      0.000%, 11/15/21                                                    11/12 at 57.97       Aaa $      364,199
     1,500      0.000%, 11/15/22                                                    11/12 at 54.51       Aaa        464,175
     1,450      0.000%, 11/15/23                                                    11/12 at 51.25       Aaa        420,558
     5,000    Commonwealth of Pennsylvania, General Obligation Bonds, Second         9/11 at 101.00       AA      5,240,950
                Series of 2001, 5.000%, 9/15/15
     2,000    Philadelphia School District, Pennsylvania, General Obligation Bonds,  2/12 at 100.00      AAA      2,053,120
                Series 2002A, 5.500%, 2/01/31
     3,170    Philadelphia School District, Pennsylvania, General Obligation Bonds,  8/12 at 100.00      AAA      3,399,381
                Series 2002B, 5.625%, 8/01/18
     3,000    Commonwealth of Puerto Rico, Public Improvement General Obligation       No Opt. Call      AAA      3,246,690
                Bonds, 2002 Series A, 5.500%, 7/01/29
-----------------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 37.7%
     5,000    Delaware Valley Regional Finance Authority, Pennsylvania, Local          No Opt. Call      Aa2      5,632,850
                Government Revenue Bonds, Series 2002, 5.750%, 7/01/17
     2,000    Grove City Area Hospital Authority, Mercer County, Pennsylvania,       3/12 at 100.00      AAA      2,021,620
                Woodland Place Project Revenue Bonds, County Guaranteed,
                Series 2002, 5.400%, 3/01/31
     5,000    Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue         9/11 at 100.00      Aaa      4,983,900
                Refunding Bonds, Series 2001J, 5.000%, 9/01/22
     2,945    Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds,      7/11 at 101.00      AAA      3,042,214
                Series 2001, 5.500%, 7/15/33
     2,000    Philadelphia Authority for Industrial Development, Pennsylvania, Lease 10/11 at 101.00     AAA      1,983,660
                Revenue Bonds, Series 2001B, 5.125%, 10/01/26
              Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds
              (City of Philadelphia Neighborhood Transformation Initiative),
              Series 2002A:
     1,000      5.500%, 4/15/18                                                      4/12 at 100.00      AAA      1,065,800
     1,750      5.500%, 4/15/22                                                      4/12 at 100.00      AAA      1,827,333
-----------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 1.1%
       625    Pennsylvania Turnpike Commission, Pennsylvania, Turnpike Revenue      12/11 at 101.00      AAA        606,075
                Bonds, 2001 Series R, 5.000%, 12/01/30
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 4.8%
     2,600    City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds,           7/03 at 102.00      BBB      2,603,067
                Fourteenth Series, 6.375%, 7/01/26
-----------------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 8.4%
     4,500    Bucks County Industrial Development Authority, Pennsylvania, Water     3/12 at 100.00      AAA      4,581,540
                Facility Revenue Bonds (Pennsylvania Suburban Water Company
                Project), Series 2002, 5.550%, 9/01/32 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
$   82,360    Total Investments (cost $80,783,160) - 151.3%                                                      82,423,089
==========-------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                557,505
              ---------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.3)%                                                (28,500,000)
              ---------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                $   54,480,594
              ===============================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.




See accompanying notes to financial statements.


Statement of Assets and Liabilities June 30, 2002



                                                                      NEW JERSEY       NEW JERSEY        NEW JERSEY       NEW JERSEY
                                                                     INVESTMENT           PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                           (NQJ)            (NNJ)             (NXJ)            (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in municipal securities, at market value               $461,027,530     $276,683,728      $139,937,394     $ 99,015,410
 Temporary investments in short-term securities, at
   amortized cost, which approximates market value                       500,000               --                --        5,500,000
 Cash                                                                     46,267          566,313           231,948               --
 Receivables:
   Interest                                                            8,242,653        4,932,596         2,552,619        1,404,976
   Investments sold                                                    9,191,300           80,000                --               --
 Other assets                                                             22,561           24,831            10,925            9,621
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   479,030,311      282,287,468       142,732,886      105,930,007
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                                                               --               --                --        1,756,367
 Payable for investments purchased                                    10,294,113        2,112,631                --        3,872,436
 Accrued expenses:
   Management fees                                                       243,324          146,857            40,713           28,657
   Organization and offering costs                                            --               --             8,800          145,563
   Other                                                                 117,040          149,291            81,009          125,006
 Preferred share dividends payable                                        21,013            9,154             7,227            3,781
------------------------------------------------------------------------------------------------------------------------------------
 Common share dividends payable                                        1,546,928          876,943           464,837          344,786
      Total liabilities                                               12,222,418        3,294,876           602,586        6,276,596
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               162,000,000       91,600,000        48,000,000       34,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $304,807,893     $187,392,592      $ 94,130,300     $ 65,153,411
====================================================================================================================================
Common shares outstanding                                             20,221,279       12,012,930         6,547,000        4,507,008
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                               $   15.07        $   15.60         $   14.38        $   14.46
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par value per share                            $    202,213     $    120,129      $     65,470     $     45,070
 Paid-in surplus                                                     284,916,680      171,406,368        92,887,605       63,920,453
 Undistributed (Over-distribution of) net investment income            1,768,070        1,610,542           184,283         (42,886)
 Accumulated net realized gain (loss) from investments                 1,392,822       (1,746,745)         (292,160)           (213)
 Net unrealized appreciation of investments                           16,528,108       16,002,298         1,285,102        1,230,987
------------------------------------------------------------------------------------------------------------------------------------
 Net assets applicable to Common shares                             $304,807,893     $187,392,592      $ 94,130,300     $ 65,153,411
====================================================================================================================================
 Authorized shares:
   Common                                                            200,000,000      200,000,000         Unlimited        Unlimited
   Preferred                                                           1,000,000        1,000,000         Unlimited        Unlimited
====================================================================================================================================


                 See accompanying notes to financial statements.


49


Statement of Assets and Liabilities June 30, 2002 (continued)



                                                                    PENNSYLVANIA     PENNSYLVANIA      PENNSYLVANIA     PENNSYLVANIA
                                                                      INVESTMENT          PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY         INCOME 2         ADVANTAGE      ADVANTAGE 2
                                                                          (NQP)             (NPY)             (NXM)            (NVY)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in municipal securities, at market value               $367,365,230     $347,507,653       $77,419,323      $82,423,089
 Temporary investments in short-term securities, at
   amortized cost, which approximates market value                     2,300,000               --                --               --
 Cash                                                                    916,797          237,095         1,390,564           84,515
 Receivables:
   Interest                                                            5,165,907        5,329,779         1,051,181        1,032,837
   Investments sold                                                          --            90,000           270,137              --
 Other assets                                                             27,517           35,858            10,429              854
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   375,775,451      353,200,385        80,141,634       83,541,295
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                                                               --               --                --               --
 Payable for investments purchased                                     3,312,865               --         5,479,319               --
 Accrued expenses:
   Management fees                                                       194,005          183,983            21,308           23,816
   Organization and offering costs                                            --               --             8,800          122,025
   Other                                                                  91,436          174,502            79,978          123,335
 Preferred share dividends payable                                        15,454           17,057             3,422            6,791
 Common share dividends payable                                        1,235,500        1,188,932           242,326          284,734
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                4,849,260        1,564,474         5,835,153          560,701
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               132,000,000      118,100,000        25,000,000       28,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $238,926,191     $233,535,911       $49,306,481      $54,480,594
====================================================================================================================================
Common shares outstanding                                             16,256,593       15,747,462         3,296,957        3,722,013
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                               $   14.70        $   14.83         $   14.96        $   14.64
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par value per share                              $  162,566       $  157,475        $   32,970       $   37,220
 Paid-in surplus                                                     230,045,239      215,268,132        46,706,877       52,770,956
 Undistributed (Over-distribution of) net investment income              847,477        2,445,025           272,643         (52,819)
 Accumulated net realized gain (loss) from investments                (3,004,440)        (695,230)          175,800           85,308
 Net unrealized appreciation of investments                           10,875,349       16,360,509         2,118,191        1,639,929
------------------------------------------------------------------------------------------------------------------------------------
 Net assets applicable to Common shares                             $238,926,191     $233,535,911       $49,306,481      $54,480,594
====================================================================================================================================
 Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================




                 See accompanying notes to financial statements.



50



Statement of Operations Year Ended June 30, 2002


                                                                      NEW JERSEY       NEW JERSEY        NEW JERSEY       NEW JERSEY
                                                                     INVESTMENT           PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                           (NQJ)            (NNJ)             (NXJ)           (NUJ)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $26,001,671      $14,943,169        $7,482,471       $  809,679
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                                                       2,950,814        1,776,556           918,507          132,509
 Preferred shares - auction fees                                         405,000          229,000           120,000           10,634
 Preferred shares - dividend disbursing agent fees                        30,000           30,000            10,000            1,233
 Shareholders' servicing agent fees and expenses                          67,310           34,275             2,154              951
 Custodian's fees and expenses                                           113,661           70,622            56,065           14,223
 Directors'/Trustees' fees and expenses                                    3,989            2,318             2,169              539
 Professional fees                                                        19,575           15,673            10,603            7,157
 Shareholders' reports - printing and mailing expenses                    54,184           25,966            25,392            7,526
 Stock exchange listing fees                                              24,330           24,277               239               --
 Investor relations expense                                               68,243           40,608             3,671               --
Other expenses                                                            33,046           18,377            10,413            1,077
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit and expense reimbursement  3,770,152        2,267,672         1,159,213          175,849
   Custodian fee credit                                                  (34,856)         (17,221)          (37,135)         (3,945)
   Expense reimbursement                                                      --               --          (424,886)        (61,158)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           3,735,296        2,250,451           697,192          110,746
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 22,266,375       12,692,718         6,785,279          698,933
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investments                             2,008,530        1,446,786          (285,894)           (213)
 Change in net unrealized appreciation (depreciation) of investments  (2,377,570)       1,407,496          (122,252)       1,230,987
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                        (369,040)       2,854,282          (408,146)       1,230,774
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
 From and in excess of net investment income                          (2,560,820)      (1,417,848)         (855,272)        (52,247)
From accumulated net realized gains from investments                          --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
   to Preferred shareholders                                          (2,560,820)      (1,417,848)         (855,272)        (52,247)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $19,336,515      $14,129,152         $5,521,861      $1,877,460
====================================================================================================================================

*    For the period March 26, 2002 (commencement of operations) through June 30,
     2002.


                 See accompanying notes to financial statements.


51


Statement of Operations Year Ended June 30, 2002 (continued)

                                                                    PENNSYLVANIA     PENNSYLVANIA      PENNSYLVANIA     PENNSYLVANIA
                                                                      INVESTMENT          PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY         INCOME 2         ADVANTAGE      ADVANTAGE 2
                                                                          (NQP)             (NPY)             (NXM)          (NVY)**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $20,727,615      $19,736,458        $4,096,705       $  664,264
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                                                       2,355,150        2,232,565           478,991          111,042
 Preferred shares - auction fees                                         330,000          295,250            62,500            8,784
 Preferred shares - dividend disbursing agent fees                        30,000           30,000            10,000            1,233
 Shareholders' servicing agent fees and expenses                          77,023           63,722             4,123            1,093
 Custodian's fees and expenses                                           156,988           89,280            34,722           10,547
 Directors'/Trustees' fees and expenses                                    2,968            3,435             1,640              425
 Professional fees                                                        17,596           16,650             9,978            7,133
 Shareholders' reports - printing and mailing expenses                    46,210           37,230            15,851            7,498
 Stock exchange listing fees                                              24,319           24,277               178               --
 Investor relations expense                                               57,671           52,031             1,962               --
Other expenses                                                            22,334           21,099             9,299              986
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit and expense reimbursement  3,120,259        2,865,539           629,244          148,741
   Custodian fee credit                                                  (40,909)         (23,365)           (8,409)         (1,354)
   Expense reimbursement                                                      --               --          (221,072)        (51,250)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           3,079,350        2,842,174           399,763           96,137
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 17,648,265       16,894,284         3,696,942          568,127
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investments                             2,590,369        1,191,174           226,686           85,308
 Change in net unrealized appreciation (depreciation) of investments  (1,250,135)       3,570,190         1,011,994        1,639,929
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                       1,340,234        4,761,364         1,238,680        1,725,237
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
 From and in excess of net investment income                          (2,216,547)      (1,898,830)         (436,152)        (51,479)
From accumulated net realized gains from investments                          --               --            (9,362)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
   to Preferred shareholders                                          (2,216,547)      (1,898,830)         (445,514)        (51,479)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $16,771,952      $19,756,818        $4,490,108       $2,241,885
====================================================================================================================================

**   For the period March 25, 2002 (commencement of operations) through June 30,
     2002.


                 See accompanying notes to financial statements.



52



Statement of Changes in Net Assets




                           NEW JERSEY INVESTMENT QUALITY (NQJ)  NEW JERSEY PREMIUM INCOME (NNJ)  NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
                           -----------------------------------  -------------------------------  -----------------------------------
                                                                                                                             FOR THE
                                                                                                                      PERIOD 3/28/01
                                                                                                                       (COMMENCEMENT
                                                                                                                      OF OPERATIONS)
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED         THROUGH
                                       6/30/02          6/30/01           6/30/02           6/30/01          6/30/02         6/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income            $ 22,266,375     $ 23,745,271      $ 12,692,718      $ 12,839,204      $ 6,785,279      $  931,588
 Net realized gain (loss)
   from investments                  2,008,530          610,427         1,446,786          (269,314)        (285,894)        (6,266)
 Change in net unrealized appreciation
   (depreciation) of investments    (2,377,570)      10,985,354         1,407,496        12,204,840         (122,252)      1,407,354
 Distributions to Preferred Shareholders:
   From and in excess of net
     investment income              (2,560,820)      (5,489,183)       (1,417,848)       (3,029,141)        (855,272)      (169,574)
   From accumulated net realized gains
     from investments                       --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations    19,336,515       29,851,869        14,129,152        21,745,589        5,521,861       2,163,102
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From and in excess of net
   investment income               (18,508,380)     (18,380,712)      (10,187,469)       (9,790,538)      (5,578,064)      (929,674)
 From accumulated net realized gains
   from investments                         --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (18,508,380)     (18,380,712)      (10,187,469)       (9,790,538)      (5,578,064)      (929,674)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --                --               --      93,489,300
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions   2,194,939        1,503,374                --                --               --              --
Preferred shares offering costs             --               --                --                --               --       (636,500)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets applicable
   to Common shares from capital
   share transactions                2,194,939        1,503,374                --                --               --      92,852,800
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       3,023,074       12,974,531         3,941,683        11,955,051          (56,203)     94,086,228
Net assets applicable to Common
   shares at the beginning of period 301,784,819    288,810,288       183,450,909       171,495,858       94,186,503         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $304,807,893     $301,784,819      $187,392,592      $183,450,909      $94,130,300     $94,186,503
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income at the
    end of period                  $ 1,768,070       $  518,230       $ 1,610,542        $  266,422       $  184,283     $ (167,660)
====================================================================================================================================



                 See accompanying notes to financial statements.



53


Statement of Changes in Net Assets (continued)




                                     NEW JERSEY
                              DIVIDEND  ADVANTAGE 2 (NUJ)  PENNSYLVANIA INVESTMENT QUALITY (NQP) PENNSYLVANIA PREMIUM INCOME 2 (NPY)
                             ----------------------------  ------------------------------------  -----------------------------------
                                   FOR THE PERIOD 3/26/02
                              (COMMENCEMENT OF OPERATIONS)             YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                          THROUGH 6/30/02                 6/30/02           6/30/01          6/30/02         6/30/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                               $  698,933      $ 17,648,265      $ 19,820,618     $ 16,894,284    $ 16,832,591
 Net realized gain (loss) from investments                 (213)        2,590,369        (4,837,654)       1,191,174       1,159,672
 Change in net unrealized appreciation
   (depreciation) of investments                      1,230,987        (1,250,135)        7,489,584        3,570,190      13,740,217
 Distributions to Preferred Shareholders:
   From and in excess of net
     investment income                                  (52,247)       (2,216,547)       (4,889,041)      (1,898,830)    (4,234,820)
   From accumulated net realized gains
     from investments                                        --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                      1,877,460        16,771,952        17,583,507       19,756,818      27,497,660
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From and in excess of net
   investment income                                   (689,572)      (14,777,891)      (14,691,950)     (13,598,132)   (12,445,233)
 From accumulated net realized gains
   from investments                                         --                 --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                              (689,572)      (14,777,891)      (14,691,950)     (13,598,132)   (12,445,233)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                  64,327,500                --                --               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                          122         1,744,182           771,056               --              --
Preferred shares offering costs                        (462,374)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                63,865,248         1,744,182           771,056              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                       65,053,136         3,738,243         3,662,613        6,158,686      15,052,427
Net assets applicable to Common
   shares at the beginning of period                    100,275       235,187,948       231,525,335      227,377,225     212,324,798
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                      $65,153,411      $238,926,191      $235,187,948     $233,535,911    $227,377,225
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income at the
    end of period                                   $   (42,886)       $  847,477        $  132,323      $ 2,445,025      $  784,663
====================================================================================================================================


                 See accompanying notes to financial statements.


54


                                                                               PENNSYLVANIA                      PENNSYLVANIA
                                                                         DIVIDEND ADVANTAGE (NXM)         DIVIDEND ADVANTAGE 2 (NVY)
                                                                         ------------------------         --------------------------
                                                                                            FOR THE                         FOR THE
                                                                                     PERIOD 3/29/01                   PERIOD 3/25/02
                                                                                      (COMMENCEMENT                    (COMMENCEMENT
                                                                       YEAR ENDED    OF OPERATIONS)                   OF OPERATIONS)
                                                                          6/30/02   THROUGH 6/30/01                  THROUGH 6/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 3,696,942        $  450,226                       $  568,127
Net realized gain (loss) from investments                                 226,686                12                           85,308
Change in net unrealized appreciation
   (depreciation) of investments                                        1,011,994         1,115,126                        1,639,929
 Distributions to Preferred Shareholders:
   From and in excess of net
     investment income                                                   (436,152)          (88,700)                        (51,479)
   From accumulated net realized gains
     from investments                                                      (9,362)               --                               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                        4,490,108         1,476,664                        2,241,885
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From and in excess of net
   investment income                                                   (2,880,695)         (477,907)                       (569,467)
From accumulated net realized gains
   from investments                                                       (41,536)               --                               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                              (2,922,231)         (477,907)                       (569,467)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --        47,014,826                       53,105,925
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                         15,496                --                              198
Preferred shares offering costs                                               --           (390,750)                       (398,222)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                      15,496        46,624,076                       52,707,901
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          1,583,373        47,622,833                       54,380,319
Net assets applicable to Common
   shares at the beginning of period                                   47,723,108           100,275                          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                        $49,306,481       $47,723,108                      $54,480,594
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income at the
    end of period                                                      $  272,643        $ (116,381)                      $ (52,819)
====================================================================================================================================


                 See accompanying notes to financial statements.

Notes to Financial Statements



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY). New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality
(NQJ) and Pennsylvania Premium Income (NPY) are traded on the New York Stock Exchange while New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) are traded on the American Stock Exchange. Prior to the commencement of operations of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($15,000, $11,500, $15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At June 30, 2002, New Jersey Investment Quality (NQJ), New Jersey Dividend Advantage 2
(NUJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Dividend Advantage
(NXM) had outstanding when-issued and/or delayed delivery purchase commitments of $5,012,535, $3,872,436, $3,312,865 and $5,479,319, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state and local income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the period ended June 30, 2002, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, are as follows:


                         NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                         INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                            QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                              (NQJ)        (NNJ)        (NXJ)        (NUJ)
------------------------------------------------------------------------------
Number of Shares:
   Series M                   3,200           --           --           --
   Series T                      --          624        1,920           --
   Series W                      --        1,440           --        1,380
   Series TH                  2,000        1,600           --           --
   Series F                   1,280           --           --           --
------------------------------------------------------------------------------
Total                         6,480        3,664        1,920        1,380
==============================================================================


                       PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                         INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                            QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                              (NQP)        (NPY)        (NXM)        (NVY)
------------------------------------------------------------------------------
Number of Shares:
   Series M                      --          844           --        1,140
   Series T                     880           --        1,000           --
   Series W                   2,400           --           --           --
   Series TH                  2,000        2,080           --           --
   Series F                      --        1,800           --           --
------------------------------------------------------------------------------
Total                         5,280        4,724        1,000        1,140
==============================================================================

Effective May 17, 2002, New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) issued 1,380 Series W and 1,140 Series M, respectively, $25,000 stated value Preferred shares.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended June 30, 2002.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY). New Jersey Dividend Advantage's (NXJ), New Jersey Dividend Advantage 2's (NUJ), Pennsylvania Dividend Advantage's (NXM) and Pennsylvania Dividend Advantage 2's (NVY) share of offering costs ($196,200, $135,000, $98,667 and $111,450, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) in connection with their offering of Preferred shares ($636,500, $462,374, $390,750 and $398,222, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective July 1, 2001, the following Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to July 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held by the following Funds on July 1, 2001, as follows:

  NEW JERSEY   NEW JERSEY   NEW JERSEY PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
  INVESTMENT      PREMIUM     DIVIDEND   INVESTMENT      PREMIUM     DIVIDEND
     QUALITY       INCOME    ADVANTAGE      QUALITY     INCOME 2    ADVANTAGE
       (NQJ)        (NNJ)        (NXJ)        (NQP)        (NPY)        (NXM)
------------------------------------------------------------------------------
     $52,665     $256,719           $--    $61,327     $263,040       $8,929
==============================================================================

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The effect of this change for the fiscal year ended June 30, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

    NEW JERSEY NEW JERSEY NEW JERSEY PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA INVESTMENT PREMIUM DIVIDEND INVESTMENT PREMIUM DIVIDEND
       QUALITY       INCOME    ADVANTAGE      QUALITY     INCOME 2    ADVANTAGE
         (NQJ)        (NNJ)        (NXJ)        (NQP)        (NPY)        (NXM)
-------------------------------------------------------------------------------
        $7,508      $35,192       $2,628     $42,575     $144,424      $45,427
===============================================================================

Classification and Measurement of Redeemable Securities

The Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITFD-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.


2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                 NEW JERSEY                NEW JERSEY                  NEW JERSEY
                          INVESTMENT QUALITY (NQJ)    PREMIUM INCOME (NNJ)      DIVIDEND ADVANTAGE (NXJ)
                          ------------------------    ----------------------   ---------------------------
                                                                                               FOR THE
                                                                                           PERIOD 3/28/01
                                                                                            (COMMENCEMENT
                                                                                           OF OPERATIONS)
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED     THROUGH
                             6/30/02      6/30/01      6/30/02      6/30/01       6/30/02      6/30/01
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                    --            --           --           --           --      6,540,000
   Shares issued to shareholders
     due to reinvestment of
     distributions           141,510        99,285           --           --           --             --
----------------------------------------------------------------------------------------------------------
                             141,510        99,285           --           --           --      6,540,000
----------------------------------------------------------------------------------------------------------
Preferred shares sold             --            --           --           --           --          1,920
----------------------------------------------------------------------------------------------------------


                                 NEW JERSEY                PENNSYLVANIA               PENNSYLVANIA
                         DIVIDEND ADVANTAGE 2 (NUJ)  INVESTMENT QUALITY (NQP)    PREMIUM INCOME 2 (NPY)
                       ----------------------------  ------------------------   --------------------------
                           FOR THE PERIOD 3/26/02
                       (COMMENCEMENT OF OPERATIONS)  YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                               THROUGH 6/30/02         6/30/02      6/30/01       6/30/02       6/30/01
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                           4,500,000           --           --           --             --
   Shares issued to shareholders
     due to reinvestment of
     distributions                               8      115,618       51,443           --             --
----------------------------------------------------------------------------------------------------------
                                         4,500,008      115,618       51,443           --             --
----------------------------------------------------------------------------------------------------------
Preferred shares sold                        1,380           --           --           --             --
----------------------------------------------------------------------------------------------------------

                                                          PENNSYLVANIA                PENNSYLVANIA
                                                    DIVIDEND ADVANTAGE (NXM)   DIVIDEND ADVANTAGE 2 (NVY)
                                                    -------------------------  ---------------------------
                                                                   FOR THE
                                                               PERIOD 3/29/01
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)    FOR THE PERIOD 3/25/02
                                                     YEAR ENDED    THROUGH    (COMMENCEMENT OF OPERATIONS)
                                                       6/30/02     6/30/01           THROUGH 6/30/02
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                               --    3,288,900                   3,715,000
   Shares issued to shareholders
     due to reinvestment of
     distributions                                        1,057           --                          13
----------------------------------------------------------------------------------------------------------
                                                          1,057    3,288,900                   3,715,013
----------------------------------------------------------------------------------------------------------
Preferred shares sold                                        --        1,000                       1,140
----------------------------------------------------------------------------------------------------------

Notes to
        Financial Statements (continued)







3. DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid August 1, 2002, to shareholders of record on July 15, 2002, as follows:

                         NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                         INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                            QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                              (NQJ)        (NNJ)        (NXJ)        (NUJ)
------------------------------------------------------------------------------
Dividend per share           $.0765       $.0730       $.0710       $.0765
==============================================================================


                       PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                         INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                            QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                              (NQP)        (NPY)        (NXM)        (NVY)
------------------------------------------------------------------------------
Dividend per share           $.0760       $.0755       $.0735       $.0765
==============================================================================


4. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities during the fiscal year ended June 30, 2002, were as follows:


                                                        NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                             (NQJ)        (NNJ)        (NXJ)       (NUJ)*
------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                     $117,421,398  $41,001,445  $10,395,913  $98,043,799
   Short-term securities                                23,500,000    2,000,000           --   20,600,000
Sales and maturities:
   Long-term municipal securities                       98,703,550   38,641,382   11,177,890      253,088
   Short-term securities                                23,000,000    2,000,000    6,000,000   15,100,000
============================================================================================================


                                                      PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                                             (NQP)        (NPY)        (NXM)      (NVY)**
------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                     $142,446,721  $26,173,178  $40,436,748  $84,612,170
   Short-term securities                                20,100,000    7,800,000           --   11,000,000
Sales and maturities:
   Long-term municipal securities                      121,439,442   24,403,629   35,856,962    3,916,135
   Short-term securities                                17,800,000    7,800,000           --   11,000,000
============================================================================================================

*    For the period March 26, 2002 (commencement of operations) through June 30,
     2002.

**   For the period March 25, 2002 (commencement of operations) through June 30,
     2002.


5. INCOME TAX INFORMATION

The following information is presented on an income tax basis as of June 30, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.


                                                        NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                             (NQJ)        (NNJ)        (NXJ)        (NUJ)
-------------------------------------------------------------------------------------------------------------
Cost of Investments                                   $444,942,627 $260,545,511 $138,649,664 $103,284,636
=============================================================================================================


                                                      PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                                             (NQP)        (NPY)        (NXM)        (NVY)
-------------------------------------------------------------------------------------------------------------
Cost of Investments                                   $358,685,979 $330,811,342  $75,254,341  $80,783,160
=============================================================================================================


                                                        NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                             (NQJ)        (NNJ)        (NXJ)        (NUJ)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                         $17,075,877 $16,278,838   $2,051,610   $1,316,855
   depreciation                                            (490,974)   (140,621)    (763,880)     (86,081)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments              $16,584,903 $16,138,217   $1,287,730   $1,230,774
=============================================================================================================


                                                      PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                                             (NQP)        (NPY)        (NXM)        (NVY)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                         $12,083,988 $18,474,630   $2,224,038   $1,639,929
   depreciation                                          (1,104,737) (1,778,319)     (59,056)          --
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments              $10,979,251 $16,696,311   $2,164,982   $1,639,929
=============================================================================================================


The tax components of undistributed net investment income and realized gains at June 30, 2002, were as follows:


                                                        NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                             (NQJ)        (NNJ)        (NXJ)        (NUJ)
-------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                            $3,132,838   $2,109,297     $653,719  $305,681
Undistributed ordinary income *                                    --      132,968           --        --
Undistributed long-term capital gains                       1,396,202           --           --        --
=============================================================================================================


                                                      PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                                             (NQP)        (NPY)        (NXM)        (NVY)
-------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                            $1,874,255   $3,139,695     $465,412  $238,706
Undistributed ordinary income *                                    --       61,572      107,024    85,308
Undistributed long-term capital gains                              --           --       74,964        --
=============================================================================================================


* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the period ended June 30, 2002, were as follows:


                                                        NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                             (NQJ)        (NNJ)        (NXJ)        (NUJ)
--------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                     $21,088,032  $11,570,615   $6,441,891  $393,252
Distributions from ordinary income *                              --           --           --        --
Distributions from long-term capital gains                        --           --           --        --
==============================================================================================================


                                                      PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                                                        INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                           QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                                             (NQP)        (NPY)        (NXM)        (NVY)
--------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                   $16,999,987  $15,403,533   $3,318,131  $329,421
Distributions from ordinary income *                            --           --       50,898        --
Distributions from long-term capital gains                      --           --           --        --
==============================================================================================================

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At June 30, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:


                                                        NEW JERSEY   NEW JERSEY PENNSYLVANIA PENNSYLVANIA
                                                           PREMIUM     DIVIDEND   INVESTMENT      PREMIUM
                                                            INCOME    ADVANTAGE      QUALITY     INCOME 2
                                                             (NNJ)        (NXJ)        (NQP)        (NPY)
--------------------------------------------------------------------------------------------------------------
Expiration year:
   2003                                                 $  129,409        $  --      $    --        $  --
   2004                                                    650,143           --           --           --
   2005                                                    174,583           --           --           --
   2006                                                         --           --           --           --
   2007                                                    244,178           --           --           --
   2008                                                     27,220           --      394,765      695,230
   2009                                                    521,212        6,266      362,560           --
   2010                                                         --      285,894    2,247,115           --
--------------------------------------------------------------------------------------------------------------
Total                                                   $1,746,745     $292,160   $3,004,440     $695,230
==============================================================================================================



6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New Jersey Investment Quality's (NQJ), New Jersey Premium Income's (NNJ), Pennsylvania Investment Quality's (NQP) and Pennsylvania Premium Income 2's
(NPY) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)           MANAGEMENT FEE
--------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For the next $3 billion                                                                          .5875 of 1
For net assets over $5 billion                                                                   .5750 of 1
==============================================================================================================


Under New Jersey Dividend Advantage's (NXJ), New Jersey Dividend Advantage 2's
(NUJ), Pennsylvania Dividend Advantage's (NXM) and Pennsylvania Dividend
Advantage 2's (NVY) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)           MANAGEMENT FEE
--------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For net assets over $2 billion                                                                   .5750 of 1
==============================================================================================================

For the first ten years of New Jersey Dividend Advantage's (NXJ) and Pennsylvania Dividend Advantage's (NXM) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:


YEAR ENDING                                                         YEAR ENDING
MARCH 31,                                                             MARCH 31,
--------------------------------------------------------------------------------------------------------------
2001*                              .30%                                   2007                       .25%
2002                               .30                                    2008                       .20
2003                               .30                                    2009                       .15
2004                               .30                                    2010                       .10
2005                               .30                                    2011                       .05
2006                               .30
==============================================================================================================

*  From the commencement of operations.


The Adviser has not agreed to reimburse New Jersey Dividend Advantage (NXJ) and
Pennsylvania Dividend Advantage (NXM) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of New Jersey Dividend Advantage 2's (NUJ) and
Pennsylvania Dividend Advantage 2's (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:


YEAR ENDING                                                         YEAR ENDING
MARCH 31,                                                             MARCH 31,
-----------------------------------------------------------------------------------------------------------
2002*                              .30%                                   2008                       .25%
2003                               .30                                    2009                       .20
2004                               .30                                    2010                       .15
2005                               .30                                    2011                       .10
2006                               .30                                    2012                       .05
2007                               .30
==============================================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of its fees and expenses beyond March 31, 2012.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


                              Financial Highlights

      Selected data for a Common share outstanding throughout each period:




                                         Investment Operations                     Less Distributions
                          ----------------------------------------------------  --------------------------
                                              Distributions                      From and
                                                from and in Distributions        in Excess
                                              Excess of Net          from           of Net                     Offering
                Beginning                   Net  Investment       Capital       Investment  Capital           Costs and    Ending
                   Common             Realized/   Income to      Gains to        Income to Gains to           Preferred    Common
                    Share        Net Unrealized   Preferred     Preferred           Common   Common               Share     Share
                Net Asset Investment Investment      Share-        Share-            Share-  Share-        Underwriting Net Asset
                    Value     Income Gain (Loss)   holders+      holders+  Total   holders  holders  Total    Discounts     Value
---------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY INVESTMENT QUALITY (NQJ)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)           $15.03      $1.10      $(.01)      $(.13)          $--  $ .96    $(.92)      $--  $(.92)         $--    $15.07
2001               14.45       1.19        .58        (.27)           --   1.50     (.92)       --   (.92)          --     15.03
2000               15.14       1.20       (.63)       (.29)         (.01)   .27     (.92)     (.04)  (.96)          --     14.45
1999               15.65       1.14       (.46)       (.20)         (.01)   .47     (.93)     (.03)  (.96)        (.02)    15.14
1998               15.41       1.16        .29        (.22)         (.01)  1.22     (.95)     (.03)  (.98)          --     15.65

NEW JERSEY PREMIUM INCOME (NNJ)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)            15.27       1.06        .24        (.12)           --   1.18     (.85)       --   (.85)          --     15.60
2001               14.28       1.07        .99        (.25)           --   1.81     (.82)       --   (.82)          --     15.27
2000               14.92       1.08       (.62)       (.25)           --    .21     (.85)       --   (.85)          --     14.28
1999               15.34       1.08       (.41)       (.22)           --    .45     (.87)       --   (.87)          --     14.92
1998               14.71       1.10        .65        (.26)           --   1.49     (.86)       --   (.86)          --     15.34

NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)            14.39       1.04       (.07)       (.13)           --    .84     (.85)       --   (.85)          --     14.38
2001(a)            14.33        .14        .22        (.03)           --    .33     (.14)       --   (.14)        (.13)    14.39

NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(b)            14.33        .16        .27        (.01)           --    .42     (.15)       --   (.15)        (.14)    14.46
=================================================================================================================================






                                                                   Ratios/Supplemental Data
                                           -----------------------------------------------------------------------
                                                                  Before                After Credit/
                           Total Returns                   Credit/Reimbursement        Reimbursement***
                        -----------------                -----------------------   ----------------------
                                                                    Ratio of Net             Ratio of Net
                                    Based                  Ratio of   Investment     Ratio of  Investment
                                       on       Ending     Expenses    Income to     Expenses   Income to
                                   Common          Net   to Average      Average   to Average     Average
                           Based    Share       Assets   Net Assets   Net Assets   Net Assets  Net Assets
                 Ending       on      Net   Applicable   Applicable   Applicable   Applicable  Applicable Portfolio
                 Market   Market    Asset    to Common    to Common    to Common    to Common   to Common  Turnover
                 Value   Value**  Value**  Shares (000)    Shares++     Shares++     Shares++    Shares++      Rate
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY INVESTMENT QUALITY (NQJ)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)       $15.2200     4.19%    6.56%    $304,808         1.25%       7.35%        1.23%        7.36%       22%
2001           15.5000    17.13    10.62      301,785         1.24        7.97         1.23         7.99        16
2000           14.0625    (4.94)    1.94      288,810         1.22        8.27         1.21         8.28        11
1999           15.8125    (2.33)    2.82      301,329         1.13        7.27         1.13         7.27         8
1998           17.1250    11.38     8.12      308,878         1.13        7.40         1.13         7.40         6

NEW JERSEY PREMIUM INCOME (NNJ)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)        15.5000     7.88     7.91      187,393         1.22        6.85         1.22         6.86        14
2001           15.1900    20.13    12.90      183,451         1.25        7.14         1.24         7.15         6
2000           13.3750    (9.95)    1.64      171,496         1.24        7.61         1.23         7.63        10
1999           15.8125     7.17     2.87      178,704         1.24        7.00         1.24         7.00        10
1998           15.5625    11.12    10.35      182,676         1.25        7.24         1.25         7.24        13

NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)        14.1200     (.17)    6.05       94,130         1.24        6.76          .75         7.25         7
2001(a)        14.9900      .87     1.42       94,187         1.05*       3.65*         .66*        4.03*        1

NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(b)        15.0400     1.29     1.98       65,153         1.07*       3.86*         .67*        4.25*       --
===================================================================================================================






                Municipal Auction Rate Cumulative
                 Preferred Stock at End of Period
                 --------------------------------

                  Aggregate Liquidation
                     Amount  and Market     Asset
                Outstanding       Value  Coverage
                      (000)   Per Share Per Share
--------------------------------------------------
NEW JERSEY INVESTMENT QUALITY (NQJ)
--------------------------------------------------
Year Ended 6/30:
2002(c)           $162,000     $25,000   $72,038
2001               162,000      25,000    71,572
2000               162,000      25,000    69,569
1999               162,000      25,000    71,501
1998               130,000      25,000    84,400

NEW JERSEY PREMIUM INCOME (NNJ)
--------------------------------------------------
Year Ended 6/30:
2002(c)             91,600      25,000    76,144
2001                91,600      25,000    75,068
2000                91,600      25,000    71,806
1999                91,600      25,000    73,773
1998                91,600      25,000    74,857

NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
--------------------------------------------------
Year Ended 6/30:
2002(c)             48,000      25,000    74,026
2001(a)             48,000      25,000    74,055

NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
--------------------------------------------------
Year Ended 6/30:
2002(b)             34,500      25,000    72,213
==================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period March 28, 2001 (commencement of operations) through June 30, 2001.

(b) For the period March 26, 2002 (commencement of operations) through June 30, 2002.

(c) As required, effective July 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended June 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets applicable to Common shares as follows:

                             NEW JERSEY      NEW JERSEY      NEW JERSEY
                             INVESTMENT         PREMIUM        DIVIDEND
                          QUALITY (NQJ)    INCOME (NNJ) ADVANTAGE (NXJ)
-------------------------------------------------------------------------------
    2002 per share impact ($)        --              --              --
    2002 income ratio impact (%)     --             .02              --

    The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


See accompanying notes to financial statements.

64-65 SPREAD

                             Financial Highlights (continued)

      Selected data for a Common share outstanding throughout each period:




                                         Investment Operations                     Less Distributions
                          ----------------------------------------------------  --------------------------
                                              Distributions                      From and
                                                from and in Distributions        in Excess
                                              Excess of Net          from           of Net                     Offering
                Beginning                   Net  Investment       Capital       Investment  Capital           Costs and    Ending
                   Common             Realized/   Income to      Gains to        Income to Gains to           Preferred    Common
                    Share        Net Unrealized   Preferred     Preferred           Common   Common               Share     Share
                Net Asset Investment Investment      Share-        Share-            Share-  Share-        Underwriting Net Asset
                    Value     Income Gain (Loss)   holders+      holders+  Total   holders  holders  Total    Discounts     Value
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA INVESTMENT QUALITY (NQP)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)           $14.57      $1.09      $ .09       $(.14)          $--  $1.04    $ (.91)     $-- $ (.91)         $--    $14.70
2001               14.39       1.23        .16        (.30)           --   1.09      (.91)      --   (.91)          --     14.57
2000               15.33       1.25       (.83)       (.29)         (.02)   .11      (.98)    (.07) (1.05)          --     14.39
1999               15.94       1.22       (.59)       (.21)           --    .42     (1.01)      --  (1.01)        (.02)    15.33
1998               15.91       1.23       .10         (.23)         (.01)  1.09     (1.01)    (.05) (1.06)          --     15.94

PENNSYLVANIA PREMIUM INCOME 2 (NPY)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)            14.44       1.07        .30        (.12)           --   1.25      (.86)      --   (.86)          --     14.83
2001               13.48       1.07        .95        (.27)           --   1.75      (.79)      --   (.79)          --     14.44
2000               14.30       1.06       (.78)       (.27)           --    .01      (.81)    (.02)  (.83)          --     13.48
1999               14.86       1.04       (.61)       (.23)           --    .20      (.76)      --   (.76)          --     14.30
1998               14.20       1.02        .67        (.26)           --   1.43      (.77)      --   (.77)          --     14.86

PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)            14.48       1.12        .37        (.13)           --   1.36      (.87)    (.01)  (.88)          --     14.96
2001(a)            14.33        .14        .35        (.03)           --    .46      (.15)      --   (.15)        (.16)    14.48

PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(b)            14.33        .15        .46        (.01)           --    .60      (.15)      --   (.15)        (.14)    14.64
=================================================================================================================================






                                                                     Ratios/Supplemental Data
                                             -----------------------------------------------------------------------
                                                                Before                    After Credit/
                             Total Returns                   Credit/Reimbursement        Reimbursement***
                          -----------------                -----------------------   ----------------------
                                                                      Ratio of Net             Ratio of Net
                                      Based                  Ratio of   Investment     Ratio of  Investment
                                         on       Ending     Expenses    Income to     Expenses   Income to
                                     Common          Net   to Average      Average   to Average     Average
                             Based    Share       Assets   Net Assets   Net Assets   Net Assets  Net Assets
                   Ending       on      Net   Applicable   Applicable   Applicable   Applicable  Applicable Portfolio
                   Market   Market    Asset    to Common    to Common    to Common    to Common   to Common  Turnover
                   Value   Value**  Value**  Shares (000)    Shares++     Shares++     Shares++    Shares++      Rate
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA INVESTMENT QUALITY (NQP)
---------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)         $15.1800     6.57%    7.34%     $238,926        1.31%       7.42%         1.30%      7.44%       34%
2001             15.1300    11.99     7.75      235,188         1.29        8.40          1.27       8.41        17
2000             14.3750    (7.39)     .94      231,525         1.26        8.57          1.25       8.59         8
1999             16.6875     2.56     2.50      245,468         1.16        7.61          1.16       7.61        16
1998             17.2500     8.77     7.02      253,139         1.15        7.65          1.15       7.65         9

PENNSYLVANIA PREMIUM INCOME 2 (NPY)
---------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)          14.7900    13.25     8.88      233,536         1.24        7.28          1.23       7.29         7
2001             13.8700    19.04    13.25      227,377         1.25        7.55          1.24       7.57        10
2000             12.3750    (3.87)     .21      212,325         1.26        7.88          1.25       7.89        14
1999             13.7500     7.98     1.27      225,235         1.24        6.93          1.24       6.93         9
1998             13.4375     6.27    10.29      234,023         1.24        6.99          1.24       6.99        32

PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
---------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(c)          14.8900     9.10     9.67       49,306         1.29        7.12           .82       7.59        48
2001(a)          14.4900    (2.45)    2.06       47,723         1.26*       3.51*          .87*      3.90*       --

PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
---------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2002(b)          14.7400     (.73)    3.24       54,481         1.09*       3.77*          .70*      4.15*        8
=====================================================================================================================




                Municipal Auction Rate Cumulative
                 Preferred Stock at End of Period
                 --------------------------------

                  Aggregate Liquidation
                     Amount  and Market     Asset
                Outstanding       Value  Coverage
                      (000)   Per Share Per Share
--------------------------------------------------
PENNSYLVANIA INVESTMENT QUALITY (NQP)
--------------------------------------------------
Year Ended 6/30:
2002(c)           $132,000     $25,000   $70,251
2001               132,000      25,000    69,543
2000               132,000      25,000    68,849
1999               132,000      25,000    71,490
1998               110,000      25,000    82,532

PENNSYLVANIA PREMIUM INCOME 2 (NPY)
--------------------------------------------------
Year Ended 6/30:
2002(c)            118,100      25,000    74,436
2001               118,100      25,000    73,132
2000               118,100      25,000    69,946
1999               118,100      25,000    72,679
1998               118,100      25,000    74,539

PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
--------------------------------------------------
Year Ended 6/30:
2002(c)             25,000      25,000    74,306
2001(a)             25,000      25,000    72,723

PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
--------------------------------------------------
Year Ended 6/30:
2002(b)             28,500      25,000    72,790
==================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

*** After custodian fee credit and expense reimbursement, where applicable. + The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period March 29, 2001 (commencement of operations) through June 30, 2001.

(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.

(c) As required, effective July 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended June 30, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets applicable to Common shares as follows:

                           PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                             INVESTMENT         PREMIUM        DIVIDEND
                          QUALITY (NQP)        INCOME 2 (NPY) ADVANTAGE (NXM)
-------------------------------------------------------------------------------
    2002 per share impact ($)           --             .01             .01
    2002 income ratio impact (%)       .02             .06             .09

    The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


See accompanying notes to financial statements.


66-67 SPREAD

Directors/Trustees and Officers

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Directors/Trustees of the Funds. The number of directors/trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the directors/trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.







                                                                                                                NUMBER OF PORTFOLIOS
                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
NAME, BIRTHDATE           POSITION(S) HELD  ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 OVERSEEN BY
AND ADDRESS               WITH THE FUND     AND TERM OF OFFICE    DURING PAST 5 YEARS                           DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the       1994            Chairman and Director (since July 1996)                 130
3/28/1949                   Board, President      Term            of The John Nuveen Company, Nuveen
333 West Wacker Drive       and Director/Trustee  Indefinite (2)  Investments, Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.;
                                                                  prior thereto, Executive Vice President
                                                                  and Director of The John Nuveen Company
                                                                  and Nuveen Investments; Director (since
                                                                  1992) and Chairman (since 1996) of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since
                                                                  January 1997) of Nuveen Asset Management, Inc.;
                                                                  Director (since 1996) of Institutional Capital
                                                                  Corporation; Chairman and Director (since 1999)
                                                                  of Rittenhouse Financial Services Inc.; Chief
                                                                  Executive Officer (since September 1999) of
                                                                  Nuveen Senior Loan Asset Management Inc.


DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER          Director/Trustee 1997                  Private Investor and Management Consultant.             112
8/22/1940                                   Term
333 W. Wacker Drive                         Indefinite (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN          Director/Trustee 1993                  Retired (August 1989) as Senior Vice President          112
7/29/1934                                   Term                  of The Northern Trust Company.
333 W. Wacker Drive                         Indefinite (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI       Director/Trustee 1994                  Retired (2002); formerly, Executive Director            112
1/26/1933                                   Term                  (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                         Indefinite (2)        Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                                 President and Chief Executive Officer of
                                                                  Blanton-Peale Institutes of Religion and Health
                                                                  (since December 1990); prior thereto, Vice President,
                                                                  Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS            Director/Trustee 1991                  Adjunct Professor of Business and Economics,            112
4/3/1933                                    Term                  University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                         Indefinite (2)        Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                                 Hadley School for the Blind (not-for-profit);
                                                                  formerly (1991-2000) Adjunct Professor, Lake Forest
                                                                  Graduate School of Management, Lake Forest, Illinois;
                                                                  prior thereto, Executive Director, Towers Perrin
                                                                  Australia, a management consulting firm; Chartered
                                                                  Financial Analyst; Certified Management Consultant.



68



                                                                                                                NUMBER OF PORTFOLIOS
                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
NAME, BIRTHDATE           POSITION(S) HELD  ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 OVERSEEN BY
AND ADDRESS               WITH THE FUND     AND TERM OF OFFICE    DURING PAST 5 YEARS                           DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER       Director/Trustee 1997                  Senior Partner and Chief Operating Officer,             112
9/24/1944                                   Term                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                         Indefinite (2)        Miller-Valentine Realty, a development and
Chicago, IL 60606                                                 contract company; Chair, Miami Valley Hospital;
                                                                  Vice Chair, Miami Valley Economic Development
                                                                  Coalition; formerly, Member, Community Advisory
                                                                  Board, National City Bank, Dayton, Ohio; and
                                                                  Business Advisory Council, Cleveland Federal
                                                                  Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE        Director/Trustee 1997                  Executive Director, Gaylord and Dorothy                 112
12/29/1947                                  Term                  Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                         Indefinite (2)        thereto, Executive Director, Great Lakes
Chicago, IL 60606                                                 Protection Fund (from 1990 to 1994).



                                                                                                                NUMBER OF PORTFOLIOS
                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
NAME, BIRTHDATE           POSITION(S) HELD  ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 OVERSEEN BY
AND ADDRESS               WITH THE FUND     AND TERM OF OFFICE    DURING PAST 5 YEARS                           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON        Vice President   2002                  Vice President (since January 2002), formerly,          130
2/3/1966                                                          Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                               Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN            Vice President   2002                  Vice President (since January 2002), formerly,          126
11/10/1966                                                        Assistant Vice President, of Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO          Vice President   1999                  Vice President of Nuveen Investments (since             130
11/28/1967                 and Treasurer                          January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                               President (from January 1997); formerly,
Chicago, IL 60606                                                 Associate of Nuveen Investments; Vice President
                                                                  and Treasurer (since September 1999) of Nuveen
                                                                  Senior Loan Asset Management Inc.; Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. DAVERN          Vice President   1997                  Vice President of Nuveen Advisory Corp.                 126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO           Vice President   2001                  Vice President of Nuveen Advisory Corp. (since          130
9/8/1954                                                          August 2001); previously, Vice President of
333 W. Wacker Drive                                               Van Kampen Investment Advisory Corp.
Chicago, IL 60606                                                 (since 1998); prior thereto, Assistant Vice
                                                                  President of Van Kampen Investment
                                                                  Advisory Corp.



69


Directors/Trustees and Officers (continued)


                                                                                                                NUMBER OF PORTFOLIOS
                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
NAME, BIRTHDATE           POSITION(S) HELD  ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 OVERSEEN BY
AND ADDRESS               WITH THE FUND     AND TERM OF OFFICE    DURING PAST 5 YEARS                           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER         Vice President   2002                  Vice President (since January 2002) and Assistant       130
9/24/1964                                                         General Counsel (since May 1998), formerly
333 W. Wacker Drive                                               Assistant Vice President of Nuveen Investments;
Chicago, IL 60606                                                 Assistant Vice President and Assistant Secretary
                                                                  (since 1998) of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; prior thereto,
                                                                  Associate at the law firm D'Ancona Partners LLC

------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON          Vice President   1998                  Vice President of Nuveen Investments; Vice              130
10/24/1945                                                        President (since January 1998) of Nuveen
333 W. Wacker Drive                                               Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                                 Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD      Vice President   1995                  Managing Director of Nuveen Advisory Corp. and          130
3/2/1964                                                          Nuveen Institutional Advisory Corp. (since February
333 W. Wacker Drive                                               2001); prior thereto, Vice President of Nuveen
Chicago, IL 60606                                                 Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY             Vice President   1998                  Vice President of Nuveen Investments and                130
5/31/1954                  and Controller                         (since May 1998) The John Nuveen Company; Vice
333 W. Wacker Drive                                               President (since September 1999) of Nuveen
Chicago, IL 60606                                                 Senior Loan Asset Management Inc.; Certified Public
                                                                  Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL          Vice President   1992                  Vice President of Nuveen Advisory Corp.;                126
7/5/1955                                                          Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER           Vice President   1997                  Vice President of Nuveen Institutional Advisory         126
3/26/1963                                                         Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA            Vice President   1990                  Vice President of Nuveen Advisory Corp.                 126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB              Vice President   2000                  Vice President (since March 2000) of Nuveen             130
3/22/1963                                                         Investments, previously Assistant Vice
333 W. Wacker Drive                                               President (since January 1999); prior thereto,
Chicago, IL 60606                                                 Associate of Nuveen Investments; Certified
                                                                  Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR              Vice President   2002                  Vice President (since 1999), previously,                130
8/27/1961                                                         Assistant Vice President (since 1993) of
333 W. Wacker Drive                                               Nuveen Investments.
Chicago, IL 60606



70


                                                                                                                NUMBER OF PORTFOLIOS
                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       IN FUND COMPLEX
NAME, BIRTHDATE           POSITION(S) HELD  ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 OVERSEEN BY
AND ADDRESS               WITH THE FUND     AND TERM OF OFFICE    DURING PAST 5 YEARS                           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN            Vice President    1992                 Vice President, Assistant Secretary and                 130
7/27/1951                  and Assistant                          Assistant General Counsel of Nuveen
333 W. Wacker Drive        Secretary                              Investments; Vice President and Assistant
Chicago, IL 60606                                                 Secretary of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen
                                                                  Company and Nuveen Asset Management, Inc.;
                                                                  Vice President and Assistant Secretary (since
                                                                  September 1999) of Nuveen Senior Loan Asset
                                                                  Management Inc.

------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV        Vice President   1996                  Managing Director (since September 1997), previously    130
7/7/1965                                                          Vice President of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.; Chartered
Chicago, IL 60606                                                 Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY    Vice President   2002                  Vice President (since January 2002), formerly,          126
9/4/1960                                                          Assistant Vice President (1998), of Nuveen
333 W. Wacker Drive                                               Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING, JR.    Vice President   1982                  Vice President of Nuveen Advisory Corp. and             126
7/31/1951                                                         Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                               Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN       Vice President   1992                  Managing Director (since January 2002),                 130
9/9/1956                   and Secretary                          Assistant Secretary and Associate General
333 W. Wacker Drive                                               Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                                 and Vice President of Nuveen Investments;
                                                                  Managing Director (since January 2002), General
                                                                  Counsel and Assistant Secretary, formerly Vice
                                                                  President of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen Company;
                                                                  Managing Director (since January 2002), and
                                                                  Assistant Secretary (since September 1999),
                                                                  formerly Vice President of Nuveen Senior
                                                                  Loan Asset Management Inc.; Managing Director
                                                                  (since January 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly Vice President
                                                                  (since 2000), of Nuveen Asset Management Inc.;
                                                                  Chartered Financial Analyst.


(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Directors/Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

Build Your Wealth Automatically


Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.


Nuveen Closed-End Exchange-Traded Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexibility

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund Information


Board of Directors/Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian, Transfer Agent
and Shareholder Services
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787

Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Auditors
Ernst & Young LLP
Chicago, IL




On October 14, 2002, Boston Financial Data Services, Inc. will assume transfer agent responsibilities for the Nuveen family of closed-end exchange-traded funds. This change requires no action on your part and will not affect the way your investments are managed.

The Nuveen Investor Services phone number will remain the same, (800) 257-8787, but transactions and requests mailed for receipt after October 14th should be mailed to the following addresses. TRANSACTIONS AND REQUESTS MAILED TO OUR OLD ADDRESS MAY TAKE LONGER TO PROCESS.

REGULAR ADDRESS                     OVERNIGHT ADDRESS
Nuveen Investments                  Nuveen Investments
P.O. Box 43071                      c/o EquiServe
Providence,RI 02940-3071            150 Royall Street
                                    Canton, MA 02021

Watch your mail for complete information about this change in mid-September.



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended June 30, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations


[photo of John Nuveen, Sr.]

John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



[logo: NUVEEN Investments]



Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                  FAN-B-0602